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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09477

                          ING Variable Insurance Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

     The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
     ------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:   December 31

Date of reporting period:  January 1, 2004 to June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ING VP WORLDWIDE
GROWTH PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2004

[GRAPHIC]

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

     President's Letter                                           1

     Market Perspective                                           2

     Portfolio Managers' Report                                   4

     Statement of Assets and Liabilities                          6

     Statement of Operations                                      7

     Statements of Changes in Net Assets                          8

     Financial Highlights                                         9

     Notes to Financial Statements                               10

     Portfolio of Investments                                    15

     Trustee and Officer Information                             18

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]
JAMES M. HENNESSY

Dear Shareholder,

The past year has been unpredictable for investors. Strong growth in the overall economy coupled with questions concerning mutual fund trading practices have challenged investors.

In general, economic activity has continued to increase, with the growth being widespread. Personal consumption of goods and services is leading the recovery supported by corporate purchases of equipment and software and by Government spending on defense. Worries of possible interest rate increases, worsening global turmoil and increasing oil prices have reduced the gains the market realized in the first few months of 2004.

However, investors remain steadfast as nearly each of the last six months has seen an overall increase in assets invested in mutual funds despite continuing investigations into late trading and market timing issues at some of the largest and most respected financial services companies in the country.

You should have received a letter from Thomas J. McInerney, the Chief Executive Officer of ING U.S. Financial Services, which provided information about the internal review ING management conducted regarding trading practices in ING mutual fund products. If you did not receive a copy of the letter, please contact Investor Services at 1-800-992-0180 and we will provide you with a copy.

I wish to thank you on behalf of everyone here at ING Funds for your continued confidence. We look forward to helping you meet your investment goals in the future.

Sincerely,


/s/ James M. Hennessy

James M. Hennessy
President
ING Funds
July 19, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

OVERVIEW

Perhaps it was inevitable that the markets should be a little neurotic after the heady gains of 2003. But whatever the reasons, investors in 2004 alternately cheered and fretted over the developing economic outlook, sending markets up, down and up again before ending the first six months of 2004 with modest and distinctly fragile gains.

At first the worry was the so-called jobless recovery, then half way through the six-month period a very strong U.S. employment report was released. The report generated euphoria until people realized that as the job market tightens, inflation picks up and rising interest rates were likely not far away. Investors took comfort from Federal Open Market Committee ("FOMC") Chairman Greenspan's soothing advice that the rebound in interest rates would be "measured". But as the six months ended June 30, 2004 drew to a close, attention switched nervously to the impending U.S. earnings season and the strong possibility that the splendid results of the last few quarters would likely not be maintained.

GLOBAL EQUITIES managed a 3.52% return, net of withholding tax on dividends, for the six months ended June 30, 2004 according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars, after peaking on average in mid February and spending much of May in negative territory.

Among CURRENCIES, the euro reached a post launch record also in mid February before retreating and ending about 3.0% lower for the six months ended June 30, 2004. The British pound ended the six months 2.0% higher against the dollar, as the Bank of England became the first of the major central banks to raise interest rates. The yen lost approximately 1.5%, ironically after the Bank of Japan stopped buying dollars to keep the yen weak, spending a staggering $144 billion in the first quarter of 2004 to do so.

FIXED INCOME MARKET

U.S. FIXED INCOME classes started 2004 as they had ended 2003. Disappointing jobs reports, together with stubbornly high new unemployment claims, suggested continuing weakness, and gave bond investors a solid first quarter of gains. That all changed on the first Friday in April 2004, with the very bullish U.S. employment report. Investment grade bonds unsurprisingly bore the brunt of fears that a new cycle of rising interest rates from multi-decade low levels was about to start. For the six months ended June 30, 2004, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds returned a tiny 0.16%. The Lehman Brothers Corporate Index(3) component and the Lehman Brothers Treasury Bond Index(4) fell by 0.26% and 0.20%, respectively. Ten-year Treasury yields rose by 36 basis points to 4.62%, passing through rates not seen in nearly two years. Yields on 90-day Treasury Bills rose 39 basis points to 1.3%, emphatically breaching the 1.0% level, a rate above which they had not closed since June 9, 2003. High yield bonds did better, the Lehman Brothers U.S. Corporate High Yield Bond Index(5) hung on to return 1.35% for the six-month period.

DOMESTIC EQUITY MARKET

The U.S. EQUITIES market rose 3.44% in the six months ended June 30, 2004, based on the Standard & Poor's ("S&P") 500 Index(6) including dividends. This implies a price-to-earnings (P/E) level of just over 17 times 2004 earnings. Three strong employment reports in the second quarter of 2004 were welcomed, but all was not in harmony. For while successive, upbeat economic statistics sang of good economic times, there was also a steady drumbeat of evidence that inflation was picking up. The Federal Funds rate at just 1.0% meant that real interest rates were becoming ever more negative at the same time, while the economy was growing at over 4.0%. With labor markets tightening and oil prices breaking above $40 per barrel, this appears to be an increasingly unstable situation. Meanwhile, the FOMC took almost the entire second quarter of 2004 before increasing the Federal Funds rate to 1.25% on June 30, 2004. However, in the week before the increase, the wind seemed to shift again. First quarter of 2004 gross domestic product ("GDP") growth was revised down to 3.9%, durable goods orders fell, and retailers and auto companies complained of slack sales. On the day the FOMC raised rates, the Chicago Purchasing Managers' Index(7) had its largest monthly drop in 30 years. Perhaps Greenspan's "measured" policy was right, but perhaps something else was wrong. The first half of 2004 ended, with investors again nervously awaiting the employment report two days later.

                              MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

INTERNATIONAL MARKETS

Most INTERNATIONAL MARKETS eked out similarly modest gains for the six months ended June 30, 2004, but JAPAN was the star, rising 10.73% in dollars according to the MSCI Japan Index(8). Sentiment was encouraged by first quarter GDP growth, reported at a surprisingly strong 6.1% annualized, suggesting that the world's second largest economy was at last emerging from its slump of more than a decade.

EUROPEAN EX UK MARKETS gained 2.88% in dollars in the six months ended June 30, 2004, according to the MSCI Europe ex UK Index(9). Buoyant exports were about the only good news, as domestic demand still languished under unemployment of 9.0%. Still, these markets look relatively cheap.

Finally the UK market rose 3.32% in dollars during the first six months of 2004, based on the MSCI UK Index(10). The economy appears to be strong, but the troubling imbalances of an over-indebted consumer and a housing price bubble led to three interest rate increases by the Bank of England, with more likely on the way.

----------
(1) The MSCI WORLD INDEX reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The LEHMAN BROTHERS CORPORATE INDEX includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

(4) The LEHMAN BROTHERS TREASURY BOND INDEX (U.S. Dollars) is composed of all bonds covered by the Lehman Brothers Aggregate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(5) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(6) The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(7) The CHICAGO PURCHASING MANAGERS' INDEX measures manufacturing activity in the industrial Midwest.

(8) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIOS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

ING VP WORLDWIDE GROWTH PORTFOLIO                     PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: International Component: A team of investment professionals led by Richard T. Saler and Philip A. Schwartz, ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) - the Sub-Adviser. Domestic Equity Component: A team of investment professionals led by James A. Vail, ING Investment Management Co. -- the Sub-Adviser.

GOAL: The ING VP Worldwide Growth Portfolio (the "Portfolio") seeks long-term capital appreciation.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio returned 1.90%, compared to the Morgan Stanley Capital International ("MSCI") World Index(1), which returned 3.79% for the same period.

PORTFOLIO SPECIFICS
INTERNATIONAL: Over the six months ended June 30, 2004, the Portfolio has been gradually shifted to a more defensive posture. Our performance was negatively affected as a consequence of both allocation and selection, although overall our overweight in defensive sectors such as consumer staples and our underweights in sectors such as telecom positively contributed to returns. Stock selection in the industrials sector was weak, but was partially offset by strong selection in consumer discretionary stocks.

On an individual basis, the Hungarian OTP Bank Rt. and Hong Kong's Global Bio-Chem Technology Group Co. Ltd. were among our strong performers. On the other hand, the shares of the Swiss-based provider of temporary workers, Adecco SA, fell after announcing it would have to delay the release of its 2003 financial statements. Given the uncertainties, we decided to sell the stock from the Portfolio. Gold Fields Ltd. ADR, the South African-based precious metals producer, hurt performance due to adverse currency movements.

During the reporting period, we added to financials with a focus on insurance. We reduced our exposure to industrials, mainly as a consequence of the sale of Adecco SA and BAA (United Kingdom) and sold some consumer discretionary holdings. On a regional basis, we reduced our exposure to emerging markets, which may have benefited from low interest rates and strong commodity demand from China, but may be under pressure.

DOMESTIC: The Portfolio benefited from strong individual company performance within the consumer discretionary sector as eBay, Inc. and DIRECTV Group, Inc. continued to take share. eBay, Inc. increased its dominance in online auctions as well as its global expansion, while DIRECTV Group, Inc. continued to make inroads against the cable companies. Results also benefited from significant exposure to the economically sensitive industrials sector. For example, Tyco International Ltd. continued its turnaround, while also showing its leverage to the overall economic expansion. The Portfolio was hurt by continued weakness in Par Pharmaceutical Cos., Inc. stock within the health care sector. In addition, despite signs of a continued strong economy, the financial sector showed weakness in the face of higher interest rates. As a result, our holdings in Goldman Sachs Group, Inc., Lehman Brothers Holdings, Inc. and Capital One Financial Corp. negatively impacted performance.

MARKET OUTLOOK
INTERNATIONAL: We believe that the shift of stock market leadership away from the speculative, lower quality, high price-to-earnings (P/E) stocks toward higher quality companies will continue during the second half of 2004. However, the remainder of the year will likely be challenging as we continue to assess the ongoing impact of economic trends, the difficult Iraqi conflict, China's influence on worldwide growth and inflation and the U.S presidential campaign. The European recovery shows no sign of imminent acceleration. Furthermore, the slowing Chinese economy will likely continue to be reflected in lower import volumes and lower commodity prices, which could further damage many emerging market economies. On the other hand, in Japan, we see some signs that domestic consumption growth may be on the rise.

DOMESTIC:
The stock market as measured by the Standard & Poor's ("S&P") 500 Index rose 1.7% in the second quarter of 2004, in line with its gain in the first quarter. Key drivers for the second quarter were industrials, energy, health care, and technology to a lesser extent. Lagging sectors included utilities, telecommunications, and financials, reflecting interest rate fears. In our opinion, the market is performing well in the face of geopolitical uncertainties, high energy prices, and fears of a hard landing in China. As we ended the second quarter, despite recent indications that the Federal Reserve would take a "measured" response to an expanding domestic economy, the market appeared to be transfixed on the letter of the statements and not the spirit. The domestic portion of the Portfolio remains exposed to sectors that should benefit from improving economic activity, specifically energy and industrials; however, our focus in the second half of 2004 is to identify stocks that will benefit from later stage activity, such as the lodging and gaming sectors. History also indicates that large-capitalization pharmaceutical companies perform well in the face of rising interest rates. While the first half of 2004 has been a difficult period, we remain encouraged by the outlook for stocks and believe the Portfolio is well positioned in the environment we foresee.

PORTFOLIO MANAGERS' REPORT                     ING VP WORLDWIDE GROWTH PORTFOLIO

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                             FOR THE PERIODS ENDED JUNE 30, 2004
                                             -----------------------------------
                                                              SINCE INCEPTION
                                                 1 YEAR        APRIL 28, 2000
                                                 ------       ---------------
     ING VP Worldwide Growth Portfolio           19.80%           (7.83)%
     MSCI World Index(1)                         24.57%           (4.14)%(2)

The table above illustrates the total return of ING VP Worldwide Growth Portfolio against the MSCI World Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expense. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  Since inception performance for the index is shown from May 1, 2000.

PRINCIPAL RISK FACTOR(s): Exposure to financial and market risks that accompany Investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. In exchange for higher growth potential, investing in stocks of mid-sized and smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. This Portfolio invests in companies that the Portfolio Managers believe have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles. The value of convertible securities may fall when interest rates rise. In order to generate additional income, the Portfolio may lend portfolio securities and may, therefore, lose the opportunity to sell the securities at a desirable price. The value of convertible securities may fall when interest rates rise. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

       STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)

ASSETS:
Investments in securities at value*                                 $  53,314,672
Repurchase agreement                                                    1,322,000
Cash                                                                       87,502
Foreign currencies at value**                                              14,601
Receivables:
    Investment securities sold                                            598,181
    Dividends and interest                                                 96,058
Prepaid expenses                                                            2,677
                                                                    -------------
        Total assets                                                   55,435,691
                                                                    -------------
LIABILITIES:
Payable for investment securities purchased                               583,451
Unrealized depreciation on forward currency contracts                       5,041
Payable to affiliates                                                      75,973
Payable for trustee fees                                                    3,935
Other accrued expenses and liabilities                                    106,269
                                                                    -------------
        Total liabilities                                                 774,669
                                                                    -------------
NET ASSETS (EQUIVALENT TO $7.08 PER SHARE ON
  7,718,266 SHARES OUTSTANDING)                                     $  54,661,022
                                                                    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital - shares of beneficial interest at
  $0.001 par value (unlimited shares authorized)                    $  56,274,768
Undistributed net investment income                                       145,227
Accumulated net realized loss on investments and foreign currencies    (6,054,737)
Net unrealized appreciation on investments and foreign currencies       4,295,764
                                                                    -------------
NET ASSETS                                                          $  54,661,022
                                                                    =============
----------
 * Cost of investments in securities                                $  49,021,408
** Cost of foreign currencies                                       $      14,601

                 See Accompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the six months ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*                           $     470,342
Interest                                                                   42,488
                                                                    -------------
    Total investment income                                               512,830
                                                                    -------------
EXPENSES:
Investment management fees                                                273,148
Transfer agent fees                                                        19,910
Shareholder reporting expense                                              19,495
Registration fees                                                             702
Professional fees                                                          18,686
Custody and accounting expense                                             53,127
Trustee fees                                                                1,576
Miscellaneous expense                                                       1,349
                                                                    -------------
    Total expenses                                                        387,993
Less:
    Net waived and reimbursed fees                                         51,781
    Brokerage commission recapture                                            112
                                                                    -------------
    Net expenses                                                          336,100
                                                                    -------------
Net investment income                                                     176,730
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investments                                                         4,085,910
    Foreign currencies                                                    (30,264)
                                                                    -------------
Net realized gain on investments and foreign currencies                 4,055,646
                                                                    -------------
Net change in unrealized appreciation or depreciation on:
    Investments                                                        (3,365,247)
    Foreign currencies                                                     (3,814)
                                                                    -------------
Net change in unrealized appreciation or depreciation on
  investments and foreign currencies                                   (3,369,061)
                                                                    -------------
Net realized and unrealized gain on investments and
  foreign currencies                                                      686,585
                                                                    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $     863,315
                                                                    =============

----------
* Foreign taxes                                                     $      57,734

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                                       SIX MONTHS        YEAR ENDED
                                                                                     ENDED JUNE 30,     DECEMBER 31,
                                                                                          2004             2003
                                                                                     --------------    --------------
FROM OPERATIONS:
Net investment income                                                                $      176,730    $       83,676
Net realized gain on investments and foreign currencies                                   4,055,646         1,498,927
Net change in unrealized appreciation or depreciation on investments and
  foreign currencies                                                                     (3,369,061)        8,475,999
                                                                                     --------------    --------------
  Net increase in net assets resulting from operations                                      863,315        10,058,602
                                                                                     --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                                       (94,777)               --
                                                                                     --------------    --------------
Total distributions                                                                         (94,777)               --
                                                                                     --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                          7,753,837        19,898,120
Dividends reinvested                                                                         94,777                --
                                                                                     --------------    --------------
                                                                                          7,848,614        19,898,120
Cost of shares redeemed                                                                  (4,707,851)       (6,949,682)
                                                                                     --------------    --------------
Net increase in net assets resulting from capital share transactions                      3,140,763        12,948,438
                                                                                     --------------    --------------
Net increase in net assets                                                                3,909,301        23,007,040
                                                                                     --------------    --------------
NET ASSETS:
Beginning of period                                                                      50,751,721        27,744,681
                                                                                     --------------    --------------
End of period                                                                        $   54,661,022    $   50,751,721
                                                                                     ==============    ==============
Undistributed net investment income at end of period                                 $      145,227    $       63,274
                                                                                     ==============    ==============

                 See Accompanying Notes to Financial Statements

ING VP WORLDWIDE GROWTH PORTFOLIO (UNAUDITED)               FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   SIX MONTHS                              APRIL 28,
                                                                     ENDED      YEAR ENDED DECEMBER 31,   2000(1) TO
                                                                    JUNE 30,   -------------------------  DECEMBER 31,
                                                                      2004      2003     2002      2001       2000
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $         6.96       5.39     7.18     8.81      10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                $         0.04       0.01     0.00*   (0.01)      0.00*
 Net realized and unrealized gain (loss) on investments
 and foreign currencies                                      $         0.11       1.56    (1.79)   (1.62)     (1.16)
 Total from investment operations                            $         0.15       1.57    (1.79)   (1.63)     (1.16)
 Less distributions from:
 Net investment income                                       $         0.03         --     0.00*      --         --
 Net realized gains on investments                           $           --         --       --       --       0.02
 In excess of net realized gains on investments              $           --         --       --       --       0.01
 Total distributions                                         $         0.03         --     0.00*      --       0.03
 Net asset value, end of the period                          $         7.08       6.96     5.39     7.18       8.81
 TOTAL RETURN(2)                                             %         1.90      29.13   (24.92)  (18.50)    (11.62)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                        $       54,661     50,752   27,745   23,983     10,257
 Ratios to average net assets:
 Net expenses after expense reimbursement and
 brokerage commission recapture(3)(4)                        %         1.23       1.23     1.23     1.23       1.23
 Gross expenses prior to expense reimbursement and
 brokerage commission recapture(4)                           %         1.42       1.75     2.07     2.97       2.97
 Net investment income (loss) after expense
 reimbursement and brokerage commission recapture(3)(4)      %         0.65       0.23    (0.01)   (0.15)     (0.11)
 Portfolio turnover rate                                     %           62        111      279      252         11

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investment, LLC within three years.

(4)  Annualized for periods less than one year.

*    Per share amount is less than $0.01.

                 See Accompanying Notes to Financial Statements

          NOTES TO FINANCIAL STATEMENTS as of June 30, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Variable Insurance Trust ("the "Trust") was organized as a Delaware statutory trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are fourteen separate investment series which comprise the Trust. The one that is in this report is the ING VP Worldwide Growth Portfolio (the "Portfolio"), a non-diversified series of the Trust. The Portfolio commenced operations on April 28, 2000.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

    Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C. FEDERAL INCOME TAXES. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisons applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

D. DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income and net realized gains, if any are declared and paid annually by the Portfolio. Distributions are determined annually in accordance with federal tax principles which may differ from accounting principles generally accepted in the United States of America for investment companies. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

E. USE OF ESTIMATES. Management of the Portfolio has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

F. FOREIGN CURRENCY TRANSLATION. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

    Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

H. REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, the Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. The Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. No securities were on loan at June 30, 2004.

NOTE 3 -- INVESTMENT MANAGEMENT AND DISTRIBUTION FEES

ING Investments, LLC (the "Investment Manager") is the Investment Manager of the Portfolio. The Trust pays the Investment Manager for its services under the Management Agreement a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Portfolio.

The Investment Manager has entered into an Expense Limitation Agreement with the Portfolio, under which it will limit expenses of the Portfolio to the extent of 1.23% of the value of the Portfolio's average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

The Investment Manager may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statement of Operations.

As of June 30, 2004, the amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

                    JUNE 30,
-----------------------------------------------
   2005              2006               2007               TOTAL
----------         ---------          ---------          ---------
$ 222,071          $ 246,394          $ 147,508          $ 615,973

The Investment Manager entered into a Sub-Advisory Agreement with ING Investment Management Co. (formerly, Aeltus Investment Management, Inc., "ING IM"), for the Portfolio.

ING Funds Services, LLC (the "Administrator") serves as Administrator to the Portfolio. There is no fee paid to the Administrator.

The Investment Manager, ING IM, and ING Funds Services are indirect wholly-owned subsidiaries of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Investment Manager may direct the Portfolio's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate the Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

At June 30, 2004, the Portfolio had $75,973 recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities for accrued investment management fees.

The Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2004, excluding short-term securities, were $35,569,624 and $32,105,358, respectively.

NOTE 6 -- OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2004, the Portfolio had the following payables included in Other Accrued Expenses and Liabilities that exceeded 5% of total liabilities on the Statement of Assets and Liabilities:

 PAYABLE FOR              PAYABLE FOR              PAYABLE FOR
CUSTODY FEES           PROFESSIONAL FEES          PRINTING FEES
------------           -----------------          -------------
 $ 36,640                  $ 27,857                 $ 29,557

NOTE 7 -- LINE OF CREDIT

The Portfolio, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At June 30, 2004, the Portfolio did not have any loans outstanding.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

                                       SIX MONTHS ENDED
                                         JUNE 30, 2004
                                   ---------------------------
                                    SHARES           AMOUNT
                                   ---------     -------------
Shares sold                        1,092,993     $   7,753,837
Dividends reinvested                  13,219            94,777
Shares redeemed                     (683,445)       (4,707,851)
                                   ---------     -------------
Net increase                         422,767     $   3,140,763
                                   =========     =============

                                          YEAR ENDED
                                       DECEMBER 31, 2003
                                  ----------------------------
                                    SHARES           AMOUNT
                                  ----------     -------------
Shares sold                        3,358,516     $  19,898,120
Shares redeemed                   (1,206,107)       (6,949,682)
                                  ----------     -------------
Net increase                       2,152,409     $  12,948,438
                                  ==========     =============

NOTE 9 -- CONCENTRATION OF INVESTMENT RISKS

FOREIGN SECURITIES. The Portfolio makes significant investments in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

NON-DIVERSIFIED. The Portfolio is classified as a non-diversified investment company under the Investment Company Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

NOTE 10 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends to shareholders from ordinary income for the sixth months ended June 30, 2004 were $94,777. There were no distributions to shareholders during the year ended December 31, 2003.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 were as follows:

UNDISTRIBUTED         UNREALIZED          POST OCTOBER            CAPITAL
  ORDINARY           APPRECIATION/       CURRENCY LOSSES            LOSS           EXPIRATION
  INCOME            (DEPRECIATION)           DEFERRED           CARRYFORWARDS         DATES
-------------      ---------------       ---------------        --------------     ----------
  $  94,539         $  7,535,146           $  (10,456)          $  (2,984,789)        2009
                                                                   (7,016,725)        2010
                                                                -------------
                                                                $ (10,001,514)
                                                                =============

NOTE 11 - OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.

In addition, the review has identified five arrangements that allowed frequent trading in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds. ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any improper profits that accrued to any person who engaged in improper frequent trading for which ING is responsible.

                                                        PORTFOLIO OF INVESTMENTS
ING VP WORLDWIDE GROWTH PORTFOLIO                as of June 30, 2004 (Unaudited)

SHARES                                                         VALUE
-------------------------------------------------------------------------
  COMMON STOCK: 97.6%

                   AUSTRALIA: 0.4%
 21,800            QBE Insurance Group Ltd.                $      194,380
                                                           --------------
                                                                  194,380
                                                           --------------
                   BELGIUM: 0.9%
 23,300            Fortis                                         515,932
                                                           --------------
                                                                  515,932
                                                           --------------
                   BERMUDA: 0.5%
  8,950            Tyco Intl. Ltd.                                296,603
                                                           --------------
                                                                  296,603
                                                           --------------
                   CANADA: 1.9%
  8,443            Encana Corp.                                   362,846
 20,400     @      GlaxoSmithKline PLC                            412,869
 20,400            Methanex Corp.                                 269,312
                                                           --------------
                                                                1,045,027
                                                           --------------
                   DENMARK: 0.8%
 12,100            Danske Bank A/S                                286,692
  4,200            TDC A/S                                        136,465
                                                           --------------
                                                                  423,157
                                                           --------------
                   FINLAND: 0.5%
 15,500            UPM-Kymmene OYJ                                294,940
                                                           --------------
                                                                  294,940
                                                           --------------
                   FRANCE: 3.5%
  6,879            Lafarge SA                                     613,472
  2,900            Schneider Electric SA                          197,937
  3,077            Societe Generale                               261,492
  3,820            Total SA                                       728,279
  3,050            Valeo SA                                       127,094
                                                           --------------
                                                                1,928,274
                                                           --------------
                   GERMANY: 2.6%
  8,950            Deutsche Boerse AG                             456,794
  6,000            RWE AG                                         282,506
  9,700            Siemens AG                                     698,058
                                                           --------------
                                                                1,437,358
                                                           --------------
                   GREECE: 0.3%
  6,872            Alpha Bank A.E.                                174,741
                                                           --------------
                                                                  174,741
                                                           --------------
                   HONG KONG: 0.2%
144,000            Global Bio-Chem Technology
                    Group Co. Ltd.                                104,310
                                                           --------------
                                                                  104,310
                                                           --------------
                   HUNGARY: 0.6%
 15,100            OTP Bank Rt.                                   308,418
                                                           --------------
                                                                  308,418
                                                           --------------
                   INDIA: 0.6%
 28,300            ICICI Bank Ltd.                                342,430
                                                           --------------
                                                                  342,430
                                                           --------------
                   IRELAND: 0.3%
  9,900            Irish Life & Permanent PLC                     152,367
                                                           --------------
                                                                  152,367
                                                           --------------
                   ISRAEL: 1.0%
  8,500            Teva Pharmaceutical Industries ADR      $      571,965
                                                           --------------
                                                                  571,965
                                                           --------------
                   ITALY: 0.3%
 15,100            Saipem S.p.A.                                  137,418
                                                           --------------
                                                                  137,418
                                                           --------------
                   JAPAN: 10.2%
 25,000            Amano Corp.                                    222,472
 32,200            Chugai Pharmaceutical Co. Ltd.                 505,214
  7,300            Familymart Co. Ltd.                            238,171
 14,000            Hino Motors Ltd.                               101,361
 13,000            Isetan Co. Ltd.                                187,170
     20            Japan Retail Fund Investment Corp.             138,019
 33,000            JGC Corp.                                      317,555
 10,000            Kao Corp.                                      241,030
  3,400            Kyocera Corp.                                  288,540
     41            Mitsubishi Tokyo Financial Group, Inc.         379,508
 11,000            NEC Corp.                                       77,423
 43,000            Nikko Cordial Corp.                            208,468
     50            Nippon Telegraph & Telephone Corp.             267,149
 43,000            Nomura Holdings, Inc.                          636,438
  5,000            Promise Co. Ltd.                               333,593
 30,800            Sekisui House Ltd.                             341,830
 11,900            Shimano, Inc.                                  283,554
  1,600            Takeda Chemical Industries Ltd.                 70,238
  2,000            Takefuji Corp.                                 144,985
 14,300            Toyota Motor Corp.                             579,260
                                                           --------------
                                                                5,561,978
                                                           --------------
                   MALAYSIA: 1.2%
119,500            AMMB Holdings BHD                              103,776
 11,000            British American Tobacco Malaysia BHD          146,184
154,600            Malayan Banking BHD                            410,911
                                                           --------------
                                                                  660,871
                                                           --------------
                   MEXICO: 0.4%
 79,800            Wal-Mart de Mexico SA de CV                    236,639
                                                           --------------
                                                                  236,639
                                                           --------------
                   NETHERLANDS: 2.0%
 16,800     @      ASML Holding NV                                284,316
 12,412            Koninklijke Philips Electronics NV             334,186
  6,005            Royal Dutch Petroleum Co.                      308,166
  3,500            Royal Dutch Petroleum Co. ADR                  180,845
                                                           --------------
                                                                1,107,513
                                                           --------------
                   NEW ZEALAND: 0.4%
 22,700            Fisher & Paykel Healthcare Corp.               190,286
                                                           --------------
                                                                  190,286
                                                           --------------
                   NORWAY: 0.3%
 37,700            Tomra Systems ASA                              177,853
                                                           --------------
                                                                  177,853
                                                           --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP WORLDWIDE GROWTH PORTFOLIO                as of June 30, 2004 (Unaudited)

SHARES                                                         VALUE
-------------------------------------------------------------------------
                   SINGAPORE: 1.4%
 35,200            CapitaCommercial Trust                  $       22,071
176,000            CapitaLand Ltd.                                139,987
 31,000            DBS Group Holdings Ltd.                        259,166
 43,300            United Overseas Bank Ltd.                      336,857
                                                           --------------
                                                                  758,081
                                                           --------------
                   SOUTH AFRICA: 0.7%
 33,600            Gold Fields Ltd. ADR                           353,136
                                                           --------------
                                                                  353,136
                                                           --------------
                   SPAIN: 1.3%
 19,092            Banco Bilbao Vizcaya Argentaria SA             255,046
 29,200            Telefonica SA                                  431,643
                                                           --------------
                                                                  686,689
                                                           --------------
                   SWEDEN: 1.3%
  4,700            Atlas Copco AB                                 174,387
103,400            Skandia Forsakrings AB                         428,263
  7,925            Swedish Match AB                                81,007
                                                           --------------
                                                                  683,657
                                                           --------------
                   SWITZERLAND: 3.7%
 11,800     @      Credit Suisse Group                            419,275
    770            Nestle SA                                      205,350
  7,415            Novartis AG                                    327,115
  6,612            Roche Holding AG                               654,653
  6,000            UBS AG                                         422,788
                                                           --------------
                                                                2,029,181
                                                           --------------
                   UNITED KINGDOM: 5.9%
 65,600            BP PLC                                         579,362
 42,000            Diageo PLC                                     566,302
 29,200     @      Imperial Tobacco Group PLC                     629,097
  1,500            GlaxoSmithKline PLC                             62,190
 39,025            Kingfisher PLC                                 202,584
212,800            Legal & General Group PLC                      366,617
 14,625     @      Rio Tinto PLC                                  351,687
213,347            Vodafone Group PLC                             467,187
                                                           --------------
                                                                3,225,026
                                                           --------------
                   UNITED STATES: 54.4%
  6,000            3M Co.                                         540,060
  7,200            Abbott Laboratories                            293,472
  4,350            Air Products & Chemicals, Inc.                 228,158
 14,000            Alcoa, Inc.                                    462,420
  2,700            Allergan, Inc.                                 241,704
  6,400            Altria Group, Inc.                             320,321
  8,200            American Intl. Group                           584,495
 11,100     @      Amgen, Inc.                                    605,727
  9,050     @      Amphenol Corp.                                 301,546
 23,400     @      Applied Materials, Inc.                        459,108
 18,375     @      Avaya, Inc.                                    290,141
  6,200     @      Barr Laboratories, Inc.                        208,940
  6,910     @      Biogen IDEC, Inc.                              437,058
 10,000     @      Boston Scientific Corp.                        428,000
  1,400     @      Cabela's, Inc.                                  37,730
  5,900            Capital One Financial Corp.                    403,442
  7,700            Carnival Corp.                                 361,900
 16,600            Cendant Corp.                                  406,368
  6,900     @      Chico's FAS, Inc.                              311,604
 47,500     @      Cisco Systems, Inc.                          1,125,751
  8,600            Citigroup, Inc.                                399,900
  5,750            Coca-Cola Co.                           $      290,260
 10,800     @      Comcast Corp., Special A                       298,188
 26,200     @      Corning, Inc.                                  342,172
  6,240            Countrywide Financial Corp.                    438,360
  5,400            Deere & Co.                                    378,756
 27,473     @      DIRECTV Group, Inc.                            469,788
 11,000            Dow Chemical Co.                               447,700
  6,100     @      eBay, Inc.                                     560,895
  7,000     @      Electronic Arts, Inc.                          381,850
  6,100            General Dynamics Corp.                         605,730
 49,050            General Electric Co.                         1,589,220
  4,900     @      Gilead Sciences, Inc.                          328,300
  6,300            Goldman Sachs Group, Inc.                      593,208
 22,800            Halliburton Co.                                689,928
  7,300            Harley-Davidson, Inc.                          452,162
 17,000            Hewlett-Packard Co.                            358,700
 31,250            Intel Corp.                                    862,500
  4,300            International Business Machines Corp.          379,045
  7,900            International Game Technology                  304,940
 13,300            Johnson & Johnson                              740,810
  5,600            Lehman Brothers Holdings, Inc.                 421,400
  6,600            Lockheed Martin Corp.                          343,728
  5,875            Marriott Intl., Inc.                           293,045
  6,900            Merck & Co., Inc.                              327,750
 31,200            Microsoft Corp.                                891,072
 12,800     @      Nextel Communications, Inc.                    341,248
 14,400     @      Nvidia Corp.                                   295,200
  5,600            Paccar, Inc.                                   324,744
 10,700     @      Par Pharmaceutical Cos., Inc.                  376,747
  5,500            PepsiCo, Inc.                                  296,340
 43,800            Pfizer, Inc.                                 1,501,464
 10,800            Polo Ralph Lauren Corp.                        372,060
  5,825            Praxair, Inc.                                  232,476
  3,400            Procter & Gamble Co.                           185,096
 29,600     @      Provident Financial PLC                        322,346
 13,700            Rockwell Automation, Inc.                      513,887
  7,600            Schlumberger Ltd.                              482,676
 13,600            Sherwin-Williams Co.                           565,079
  3,400            Starwood Hotels & Resorts
                     Worldwide, Inc.                              152,490
  3,400            United Technologies Corp.                      311,032
 10,800            Wal-Mart Stores, Inc.                          569,808
 13,400            Walt Disney Co.                                341,566
  4,100     @      WellPoint Health Networks                      459,241
 23,000     @      Yahoo!, Inc.                                   835,590
                                                           --------------
                                                               29,716,442
                                                           --------------
                   Total Common Stock
                    (Cost $49,021,408)                         53,314,672
                                                           --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP WORLDWIDE GROWTH PORTFOLIO                as of June 30, 2004 (Unaudited)

PRINCIPAL
AMOUNT                                                         VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.4%

             REPURCHASE AGREEMENT: 2.4%
$ 1,322,000  Morgan Stanley Repurchase
               Agreement, dated 06/30/04,
               1.500%, due 07/01/04, $1,322,055
               to be received upon repurchase
               (Collateralized by $1,285,000
               Federal National Mortgage
               Association, 5.500%, Market
               Value plus accrued interest
               $1,350,601, due 05/02/06)                   $    1,322,000
                                                           --------------
             Total Short-Term Investments
               (Cost $1,322,000)                                1,322,000
                                                           --------------
             TOTAL INVESTMENTS IN
               SECURITIES (COST
               $50,343,408)*                      100.0%   $   54,636,672
               OTHER ASSETS AND
               LIABILITIES-NET                      0.0            24,350
                                                  -----    --------------
               NET ASSETS                         100.0%   $   54,661,022
                                                  =====    ==============

@    Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
* Cost for federal income tax purposes is $50,473,090. Net unrealized Appreciation consists of:

              Gross Unrealized Appreciation                $    5,223,217
              Gross Unrealized Depreciation                    (1,059,635)
                                                           --------------
              Net Unrealized Appreciation                  $    4,163,582
                                                           ==============

At June 30, 2004, the following forward currency exchange contracts were outstanding for the VP Worldwide Growth Portfolio:

                                           IN                       UNREALIZED
                BUY/      SETTLEMENT     EXCHANGE                  APPRECIATION
CURRENCY        SELL         DATE          FOR          VALUE     (DEPRECIATION)
--------        ----      ----------     --------       -----     --------------
EURO                                       USD
EUR 46,393      Sell      07/01/2004      56,507      $  56,444     $      63
JAPANESE YEN
JPY
  16,032,065    Buy       07/01/2004     148,997        146,928        (2,069)
JAPANESE YEN
JPY
  32,071,645    Buy       07/02/2004     296,960        293,925        (3,035)
                                                                    ---------
                                                                    $  (5,041)
                                                                    =========

                                                   PERCENTAGE OF
INDUSTRY                                             NET ASSETS
----------------------------------------------------------------
Aerospace/Defense                                       2.3%
Agriculture                                             2.2
Apparel                                                 0.7
Auto Manufacturers                                      1.8
Auto Parts and Equipment                                0.2
Banks                                                   8.2
Beverages                                               2.1
Biotechnology                                           2.1
Building Materials                                      1.1
Chemicals                                               3.2
Commercial Services                                     0.7
Computers                                               1.4
Cosmetics/Personal Care                                 0.8
Diversified Financial Services                          8.3
Electric                                                0.5
Electronics                                             1.8
Engineering and Construction                            0.6
Entertainment                                           0.6
Environmental Control                                   0.3
Food                                                    0.4
Forest Products and Paper                               0.5
Hand/Machine Tools                                      0.4
Healthcare-Products                                     2.5
Healthcare-Services                                     0.8
Home Builders                                           0.6
Insurance                                               2.9
Internet                                                2.6
Leisure Time                                            2.0
Lodging                                                 0.8
Machinery-Construction and Mining                       0.3
Machinery-Diversified                                   1.6
Media                                                   2.0
Mining                                                  2.1
Miscellaneous Manufacturing                             6.1
Oil and Gas                                             4.0
Oil and Gas Services                                    2.4
Pharmaceuticals                                        10.8
Real Estate                                             0.3
Real Estate Investment Trust                            0.3
Retail                                                  3.3
Semiconductors                                          3.5
Software                                                2.3
Telecommunications                                      6.2
Repurchase Agreement                                    2.4
Other Assets and Liabilities, Net                       0.0
                                                      -----
NET ASSETS                                            100.0%
                                                      =====

                 See Accompanying Notes to Financial Statements

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                TERM OF                                    NUMBER OF
                                              OFFICE AND              PRINCIPAL          PORTFOLIOS IN            OTHER
                               POSITION(S)     LENGTH OF            OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS           HELD WITH        TIME                DURING THE            OVERSEEN              HELD BY
           AND AGE                TRUST        SERVED(1)           PAST FIVE YEARS        BY TRUSTEE             TRUSTEE
-----------------------------  -----------  ---------------  --------------------------  -------------  ----------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)               Trustee    February 2001 -  Mr. Doherty is President         118       University of Massachusetts
7337 E. Doubletree Ranch Rd.                Present          and Partner, Doherty,                      Foundation Board (April 2004
Scottsdale, AZ 85258                                         Wallace, Pillsbury and                     - Present).
Born: 1934                                                   Murphy, P.C., Attorneys
                                                             (1996 - Present).

J. Michael Earley(3)             Trustee    February 2002 -  President and Chief              118       None
7337 E. Doubletree Ranch Rd.                Present          Executive Officer,
Scottsdale, AZ 85258                                         Bankers Trust Company,
Born: 1945                                                   N.A. (1992 - Present).

R. Barbara Gitenstein(2)         Trustee    February 2002 -  President, College of New        118       New Jersey Resources
7337 E. Doubletree Ranch Rd.                Present          Jersey (1999 - Present).                   (September 2003 - Present).
Scottsdale, AZ 85258
Born: 1948

Walter H. May(2)                 Trustee    February 2001 -  Retired. Formerly,               118       Trustee, BestPrep Charity
7337 E. Doubletree Ranch Rd.                Present          Managing Director and                      (1991 - Present) -
Scottsdale, AZ 85258                                         Director of Marketing,                     Charitable organization.
Born: 1936                                                   Piper Jaffray, Inc.

Jock Patton(2)                   Trustee    February 2001 -  Private Investor (June           118       Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                Present          1997 - Present). Formerly                  (January 1999 - Present);
Scottsdale, AZ 85258                                         Director and Chief                         JDA Software Group, Inc.
Born: 1945                                                   Executive Officer,                         (January 1999 - Present);
                                                             Rainbow Multimedia Group,                  Swift Transportation Co.
                                                             Inc. (January 1999 -                       (March 2004 - Present).
                                                             December 2001).

David W.C. Putnam(3)             Trustee    February 2001 -  President and Director,          118       Anchor International Bond
7337 E. Doubletree Ranch Rd.                Present          F.L. Putnam Securities                     (December 2000 - Present);
Scottsdale, AZ 85258                                         Company, Inc. and its                      Progressive Capital
Born: 1939                                                   affiliates; President,                     Accumulation Trust (August
                                                             Secretary and Trustee,                     1998 - Present); Principled
                                                             The Principled Equity                      Equity Market Fund (November
                                                             Market Fund.                               1996 - Present), Mercy
                                                                                                        Endowment Foundation (1995 -
                                                                                                        Present); Director, F.L.
                                                                                                        Putnam Investment Management
                                                                                                        Company (December 2001 -
                                                                                                        Present); Asian American
                                                                                                        Bank and Trust Company (June
                                                                                                        1992 - Present); and Notre
                                                                                                        Dame Health Care Center
                                                                                                        (1991 - Present) F.L. Putnam
                                                                                                        Securities Company, Inc.
                                                                                                        (June 1978 - Present); and
                                                                                                        an Honorary Trustee, Mercy
                                                                                                        Hospital (1973 - Present).

                                                TERM OF                                    NUMBER OF
                                              OFFICE AND              PRINCIPAL          PORTFOLIOS IN            OTHER
                               POSITION(S)     LENGTH OF            OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS           HELD WITH        TIME                DURING THE            OVERSEEN              HELD BY
           AND AGE                TRUST        SERVED(1)           PAST FIVE YEARS        BY TRUSTEE             TRUSTEE
-----------------------------  -----------  ---------------  --------------------------  -------------  ----------------------------
Blaine E. Rieke(3)               Trustee    February 2001 -  General Partner,                 118       Trustee, Morgan Chase Trust
7337 E. Doubletree Ranch Rd.                Present          Huntington Partners                        Co. (January 1998 -
Scottsdale, AZ 85258                                         (January 1997 - Present).                  Present); Director, Members
Born: 1933                                                   Chairman of the Board and                  Trust Co. (November 2003 -
                                                             Trustee of each of the                     Present).
                                                             funds managed by ING
                                                             Investment Management Co.
                                                             LLC (November 1998 -
                                                             February 2001).

Roger B. Vincent(2)              Trustee    February 2002 -  President, Springwell            118       Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.                Present          Corporation (1989 -                        Inc. (1998 - Present).
Scottsdale, AZ 85258                                         Present). Formerly,
Born: 1945                                                   Director Tatham Offshore,
                                                             Inc. (1996 - 2000).

Richard A. Wedemeyer(2)          Trustee    February 2001 -  Retired. Formerly Vice           118       Director, Touchstone
7337 E. Doubletree Ranch Rd.                Present          President - Finance and                    Consulting Group (1997 -
Scottsdale, AZ 85258                                         Administration, Channel                    Present); Trustee, Jim
Born: 1936                                                   Corporation (June 1996 -                   Henson Legacy (1994 -
                                                             April 2002); and Trustee                   Present).
                                                             of each of the funds
                                                             managed by ING Management
                                                             Co. LLC (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney(4)           Trustee    February 2001 -  Chief Executive Officer,         118       Director, Equitable Life
7337 E. Doubletree Ranch Rd.                Present          ING U.S. Financial                         Insurance Co., Golden
Scottsdale, AZ 85258                                         Services (September 2001                   American Life Insurance Co.,
Born: 1956                                                   - Present); Member ING                     Life Insurance Company of
                                                             Americas Executive                         Georgia, Midwestern United
                                                             Committee (2001 -                          Life Insurance Co.,
                                                             Present); ING Aeltus                       ReliaStar Life Insurance
                                                             Holding Company, Inc.                      Co., Security Life of
                                                             (2000 - Present), ING                      Denver, Security Connecticut
                                                             Retail Holding Company                     Life Insurance Co.,
                                                             (1998 - Present), and ING                  Southland Life Insurance
                                                             Retirement Holdings, Inc.                  Co., USG Annuity and Life
                                                             (1997 - Present).                          Company, and United Life and
                                                             Formerly, President, ING                   Annuity Insurance Co. Inc
                                                             Life Insurance Annuity                     (March 2001 - Present);
                                                             Company (September 1997 -                  Member of the Board,
                                                             November 2002);                            Bushnell Performing Arts
                                                             President, Chief                           Center; St. Francis
                                                             Executive Officer and                      Hospital; National
                                                             Director of Northern Life                  Conference of Community
                                                             Insurance Company (March                   Justice; and Metro Atlanta
                                                             2001 - October 2002);                      Chamber of Commerce.
                                                             General Manager and Chief
                                                             Executive Officer, ING
                                                             Worksite Division
                                                             (December 2000 - October
                                                             2001), President ING-SCI,
                                                             Inc. (August 1997 -
                                                             December 2000);
                                                             President, Aetna
                                                             Financial Services
                                                             (August 1997 - December
                                                             2000).

                                                TERM OF                                    NUMBER OF
                                              OFFICE AND              PRINCIPAL          PORTFOLIOS IN            OTHER
                               POSITION(S)     LENGTH OF            OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS           HELD WITH        TIME                DURING THE            OVERSEEN              HELD BY
           AND AGE                TRUST        SERVED(1)           PAST FIVE YEARS        BY TRUSTEE             TRUSTEE
-----------------------------  -----------  ---------------  --------------------------  -------------  ----------------------------
John G. Turner(5)                Trustee    February 2001 -  Chairman, Hillcrest              118       Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                Present          Capital Partners (May                      Corporation (March 2000 -
Scottsdale, AZ                                               2002 - Present);                           Present); Shopko Stores,
85258 Born: 1939                                             Formerly, Vice Chairman                    Inc. (August 1999 -
                                                             of ING Americas (2000 -                    Present); and M.A. Mortenson
                                                             2002); Chairman and Chief                  Company (March 2002
                                                             Executive Officer of                       - Present); Conseco, Inc.
                                                             ReliaStar Financial Corp.                  (September 2003 - Present).
                                                             and ReliaStar Life
                                                             Insurance Company (1993 -
                                                             2000); Chairman of
                                                             ReliaStar United Services
                                                             Life Insurance Company
                                                             (1995 - 1998); Chairman
                                                             of ReliaStar Life
                                                             Insurance Company of New
                                                             York (1995 - 1998);
                                                             Chairman of Northern Life
                                                             Insurance Company (1992 -
                                                             2001); Chairman and
                                                             Trustee of the Northstar
                                                             affiliated investment
                                                             companies (1993 - 2001)
                                                             and Director, Northstar
                                                             Investment Management
                                                             Corporation and its
                                                             affiliates (1993 - 1999).

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2) Valuation and Proxy Voting Committee (formerly the Valuation Committee) member.
(3)  Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined under the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                                   PRINCIPAL
                                                                  TERM OF OFFICE                  OCCUPATION(S)
        NAME, ADDRESS                   POSITION(S)                AND LENGTH OF                   DURING THE
          AND AGE                   HELD WITH THE TRUST            TIME SERVED(1)                PAST FIVE YEARS
-----------------------------  -----------------------------  ----------------------  -----------------------------------------
OFFICERS:

James M. Hennessy              President, Chief Executive     February 2001 -         President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.   Officer and Chief Operating    Present                 ING Investments, LLC (December 2001 -
Scottsdale, AZ 85258           Officer                                                Present). Formerly, Senior Executive
Born: 1949                                                                            Vice President and Chief Operating
                                                                                      Officer, ING Investments, LLC (April
                                                                                      1995 - December 2000); and Executive
                                                                                      Vice President, ING Investments, LLC
                                                                                      (May 1998 - June 2000).

Stanley D. Vyner               Executive Vice President       October 2000 -          Executive Vice President, ING
7337 E. Doubletree Ranch Rd.                                  Present                 Investments, LLC and certain of its
Scottsdale, Arizona 85258                                                             affiliates (July 2000 - Present) and
Born: 1950                                                                            Chief Investment Risk Officer (June 2003
                                                                                      - Present); Formerly, Chief Investment
                                                                                      Officer for the International
                                                                                      Portfolios, ING Investments, LLC (July
                                                                                      1996 - June 2003); and President and
                                                                                      Chief Executive Officer, ING
                                                                                      Investments, LLC (August 1996 - August
                                                                                      2000).

Michael J. Roland              Executive Vice President,      February 2002 -         Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   Assistant Secretary and        Present                 Financial Officer and Treasurer, ING
Scottsdale, AZ 85258           Principal Financial Officer                            Investments, LLC (December 2001 -
Born: 1958                                                                            Present). Formerly, Senior Vice
                                                                                      President, ING Investments, LLC (June
                                                                                      1998 - December 2001).

Robert S. Naka                 Senior Vice President and      October 2000 -          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   Assistant Secretary            Present                 Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258                                                                  (October 2001 - Present). Formerly,
Born: 1963                                                                            Senior Vice President and Assistant
                                                                                      Secretary, ING Funds Services, LLC
                                                                                      (February 1997 - August 1999).

Kimberly A. Anderson           Senior Vice President          November 2003 -         Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                  Present                 LLC (October 2003 - Present). Formerly,
Scottsdale, AZ 85258                                                                  Vice President and Assistant Secretary,
Born: 1964                                                                            ING Investments, LLC (October 2001 -
                                                                                      October 2003); Assistant Vice President,
                                                                                      ING Funds Services, LLC (November 1999 -
                                                                                      January 2001); and has held various
                                                                                      other positions with ING Funds Services,
                                                                                      LLC for more than the last five years.

Robyn L. Ichilov               Vice President                 October 2000 -          Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.                                  Present                 (October 2001 - Present) and ING
Scottsdale, AZ 85258                                                                  Investments, LLC (August 1997 -
Born: 1967                     Treasurer                      March 2001 - Present    Present).

Lauren D. Bensinger            Vice President                 February 2003 -         Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                  Present                 Officer, ING Funds Distributor, LLC
Scottsdale, Arizona 85258                                                             (July 1995 - Present); Vice President
Born: 1954                                                                            (February 1996 - Present) and Chief
                                                                                      Compliance Officer (October 2001 -
                                                                                      Present), ING Investments, LLC.

                                                                                                   PRINCIPAL
                                                                  TERM OF OFFICE                  OCCUPATION(S)
        NAME, ADDRESS                   POSITION(S)                AND LENGTH OF                   DURING THE
          AND AGE                   HELD WITH THE TRUST            TIME SERVED(1)                PAST FIVE YEARS
-----------------------------  -----------------------------  ----------------------  -----------------------------------------
Todd Modic                     Vice President                 August 2003 - Present   Vice President of Financial Reporting -
7337 E. Doubletree Ranch Rd.                                                          Fund Accounting of ING Funds Services,
Scottsdale, AZ 85258                                                                  LLC (September 2002 - Present).
Born: 1967                                                                            Formerly, Director of Financial
                                                                                      Reporting, ING Investments, LLC (March
                                                                                      2001 - September 2002); Director of
                                                                                      Financial Reporting, Axient
                                                                                      Communications, Inc. (May 2000 - January
                                                                                      2001); and Director of Finance,
                                                                                      Rural/Metro Corporation (March 1995 -
                                                                                      May 2000).

Huey P. Falgout, Jr.           Secretary                      August 2003 - Present   Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                          Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                             Formerly, Counsel, ING U.S. Financial
Born: 1963                                                                            Services (November 2002 - September
                                                                                      2003); and Associate General Counsel of
                                                                                      AIG American General (January 1999 -
                                                                                      November 2002).

Susan P. Kinens                Assistant Vice President and   February 2003 - Present Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                    Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258                                                                  (December 2002 - Present); and has held
Born: 1976                                                                            various other positions with ING Funds
                                                                                      Services, LLC for more than the last
                                                                                      five years.

Maria M. Anderson              Assistant Vice President       August 2001 - Present   Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                                          Services, LLC (October 2001 - Present).
Scottsdale, AZ 85258                                                                  Formerly, Manager of Fund Accounting and
Born: 1958                                                                            Fund Compliance, ING Investments, LLC
                                                                                      (September 1999 - November 2001); and
                                                                                      Section Manager of Fund Accounting,
                                                                                      Stein Roe Mutual Funds (July 1998 -
                                                                                      August 1999).

Theresa Kelety                 Assistant Secretary            August 2003 - Present   Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                          (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                             Associate with Shearman & Sterling
Born: 1963                                                                            (February 2000 - April 2003); and
                                                                                      Associate with Sutherland Asbill &
                                                                                      Brennan (1996 - February 2000).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

CUSTODIAN
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

BEFORE INVESTING, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. THIS AND OTHER INFORMATION IS CONTAINED IN THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. OBTAIN THESE PROSPECTUSES FROM YOUR AGENT/REGISTERED REPRESENTATIVE AND READ THEM CAREFULLY BEFORE INVESTING. THE PORTFOLIOS' PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE PORTFOLIOS' WEBSITE AT www.ingfunds. com AND ON THE SEC'S WEBSITE AT www.sec.gov.

[ING FUNDS LOGO]

                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                   BOSTON MA
                                                                PERMIT NO. 57842


                                                   VPSAR-WWG       (0604-081804)

                                                      SEMI-ANNUAL REPORT

[PHOTO OF ABACUS]

SEMI-ANNUAL REPORT
June 30, 2004
                                                 ING GET U.S. CORE PORTFOLIO

                                                 Series 1
                                                 Series 2
                                                 Series 3
                                                 Series 4
                                                 Series 5

                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter..........................................    1
Market Perspective..........................................    2
Portfolio Managers' Reports.................................    4
Investment Strategy and Principal Risks.....................   11
Statements of Assets and Liabilities........................   15
Statements of Operations....................................   16
Statements of Changes in Net Assets.........................   17
Financial Highlights........................................   19
Notes to Financial Statements...............................   24
Portfolios of Investments...................................   31
Trustee and Officer Information.............................   52

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

(PHOTO OF JAMES M. HENNESSY)

JAMES M. HENNESSY

Dear Shareholder:

The past year has been unpredictable for investors. Strong growth in the overall economy coupled with questions concerning mutual fund trading practices have challenged investors.

In general, economic activity has continued to increase, with the growth being widespread. Personal consumption of goods and services is leading the recovery supported by corporate purchases of equipment and software and by Government spending on defense. Worries of possible interest rate increases, worsening global turmoil and increasing oil prices have reduced the gains the market realized in the first few months of 2004.

However, investors remain steadfast as nearly each of the last six months has seen an overall increase in assets invested in mutual funds despite continuing investigations into late trading and market timing issues at some of the largest and most respected financial services companies in the country.

You should have received a letter from Thomas J. McInerney, the Chief Executive Officer of ING U.S. Financial Services, which provided information about the internal review ING management conducted regarding trading practices in ING mutual fund products. If you did not receive a copy of the letter, please contact Investor Services at 1-800-992-0180 and we will provide you with a copy.

I wish to thank you on behalf of everyone here at ING Funds for your continued confidence. We look forward to helping you meet your investment goals in the future.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds
July 19, 2004

MARKET PERSPECTIVE:   SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

OVERVIEW

Perhaps it was inevitable that the markets should be a little neurotic after the heady gains of 2003. But whatever the reasons, investors in 2004 alternately cheered and fretted over the developing economic outlook, sending markets up, down and up again before ending the first six months of 2004 with modest and distinctly fragile gains.

At first the worry was the so-called jobless recovery, then half way through the six-month period a very strong U.S. employment report was released. The report generated euphoria until people realized that as the job market tightens, inflation picks up and rising interest rates were likely not far away. Investors took comfort from Federal Open Market Committee ("FOMC") Chairman Greenspan's soothing advice that the rebound in interest rates would be "measured". But as the six months ended June 30, 2004 drew to a close, attention switched nervously to the impending U.S. earnings season and the strong possibility that the splendid results of the last few quarters would likely not be maintained.

GLOBAL EQUITIES managed a 3.52% return, net of withholding tax on dividends, for the six months ended June 30, 2004 according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars, after peaking on average in mid February and spending much of May in negative territory.

Among CURRENCIES, the euro reached a post launch record also in mid February before retreating and ending about 3.0% lower for the six months ended June 30, 2004. The British pound ended the six months 2.0% higher against the dollar, as the Bank of England became the first of the major central banks to raise interest rates. The yen lost approximately 1.5%, ironically after the Bank of Japan stopped buying dollars to keep the yen weak, spending a staggering $144 billion in the first quarter of 2004 to do so.

FIXED INCOME MARKET

U.S. FIXED INCOME classes started 2004 as they had ended 2003. Disappointing jobs reports, together with stubbornly high new unemployment claims, suggested continuing weakness, and gave bond investors a solid first quarter of gains. That all changed on the first Friday in April 2004, with the very bullish U.S. employment report. Investment grade bonds unsurprisingly bore the brunt of fears that a new cycle of rising interest rates from multi-decade low levels was about to start. For the six months ended June 30, 2004, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds returned a tiny 0.16%. The Lehman Brothers Corporate Index(3) component and the Lehman Brothers Treasury Bond Index(4) fell by 0.26% and 0.20%, respectively. Ten-year Treasury yields rose by 36 basis points to 4.62%, passing through rates not seen in nearly two years. Yields on 90-day Treasury Bills rose 39 basis points to 1.3%, emphatically breaching the 1.0% level, a rate above which they had not closed since June 9, 2003. High yield bonds did better, the Lehman Brothers U.S. Corporate High Yield Bond Index(5) hung on to return 1.35% for the six-month period.

DOMESTIC EQUITY MARKET

The U.S. EQUITIES market rose 3.44% in the six months ended June 30, 2004, based on the Standard & Poor's ("S&P") 500 Index(6) including dividends. This implies a price-to-earnings (P/E) level of just over 17 times 2004 earnings. Three strong employment reports in the second quarter of 2004 were welcomed, but all was not in harmony. For while successive, upbeat economic statistics sang of good economic times, there was also a steady drumbeat of evidence that inflation was picking up. The Federal Funds rate at just 1.0% meant that real interest rates were becoming ever more negative at the same time, while the economy was growing at over 4.0%. With labor markets tightening and oil prices breaking above $40 per barrel, this appears to be an increasingly unstable situation. Meanwhile, the FOMC took almost the entire second quarter of 2004 before increasing the Federal Funds rate to 1.25% on June 30, 2004. However, in the week before the increase, the wind seemed to shift again. First quarter of 2004 gross domestic product ("GDP") growth was revised down to 3.9%, durable goods orders fell, and retailers and auto companies complained of slack sales. On the day the FOMC raised rates, the Chicago Purchasing Managers' Index(7) had its largest monthly drop in 30 years. Perhaps Greenspan's "measured" policy was right, but perhaps something else was wrong.

The first half of 2004 ended, with investors again nervously awaiting the employment report two days later.

                            MARKET PERSPECTIVE:   SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

INTERNATIONAL MARKETS

Most INTERNATIONAL MARKETS eked out similarly modest gains for the six months ended June 30, 2004, but JAPAN was the star, rising 10.73% in dollars according to the MSCI Japan Index(8). Sentiment was encouraged by first quarter GDP growth, reported at a surprisingly strong 6.1% annualized, suggesting that the world's second largest economy was at last emerging from its slump of more than a decade.

EUROPEAN EX UK MARKETS gained 2.88% in dollars in the six months ended June 30, 2004, according to the MSCI Europe ex UK Index(9). Buoyant exports were about the only good news, as domestic demand still languished under unemployment of 9.0%. Still, these markets look relatively cheap.

Finally the UK market rose 3.32% in dollars during the first six months of 2004, based on the MSCI UK Index(10). The economy appears to be strong, but the troubling imbalances of an over-indebted consumer and a housing price bubble led to three interest rate increases by the Bank of England, with more likely on the way.
------------------
(1) The MSCI WORLD INDEX reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The LEHMAN BROTHERS CORPORATE INDEX includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

(4) The LEHMAN BROTHERS TREASURY BOND INDEX (U.S. Dollars) is composed of all bonds covered by the Lehman Brothers Aggregate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(5) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(6) The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(7) The CHICAGO PURCHASING MANAGERS' INDEX measures manufacturing activity in the industrial Midwest.

(8) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIOS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET U.S. CORE PORTFOLIO -- SERIES 1, 2, 3, 4 AND 5       PORTFOLIO MANAGERS'
                                                                          REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM:

ASSET ALLOCATION: Mary Ann Fernandez, Senior Vice President, ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) -- the Sub-Adviser, serves as strategist for ING GET U.S. Core Portfolio, Series 1, 2, 3, 4 and 5 ("Series") and is responsible for overseeing overall Series strategy and the allocation of Series' Assets between the Equity and Fixed components.

EQUITY COMPONENT: Hugh T.M. Whelan, Portfolio Manager, and Douglas K. Cote, Portfolio Manager, ING IM, co-manage the Equity Component.

FIXED COMPONENT: The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann, Portfolio Manager, ING IM.

INVESTMENT OBJECTIVE: During the Guarantee Period, the Series seek to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PERFORMANCE: Listed below are the total returns for each Series, the Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Aggregate Bond ("LBAB") Index for the six months ended June 30, 2004:

Series 1                                                    0.19%
Series 2                                                    0.60%
S&P 500 Index(1)                                            3.44%
LBAB Index(2)                                               0.16%

Total returns for the periods ended June 30, 2004 for those Series with less than six months of performance since the inception of the Guarantee Period are as follows:

Series 3 from 03/12/04                                     (2.10)%
S&P 500 Index(1) from 03/01/04                              0.18%
LBAB Index(2) from 03/01/04                                (1.71)%
Series 4 from 06/11/04                                      1.00%
S&P 500 Index(1) from 06/01/04                              1.95%
LBAB Index(2) from 06/01/04                                 0.57%
Series 5(3)                                                   --

------------------
(1) The S&P 500 Index is an unmanaged index that measures the performance of the securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) Since Series 5 had not entered the Guarantee Period as of June 30, 2004, performance information is not presented. The Guarantee Period for Series 5 begins September 10, 2004.

PORTFOLIO SPECIFICS: Series performance is driven by a combination of returns on the equity portfolio, returns on the bond portfolio, and the asset allocation between the two components. The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds, an important consideration in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date, and the ratio of current assets to the underlying guarantee amount are also important. The Series' allocation to equities and fixed income is dependent on these factors and the path they take over the Guarantee Period. In general, when the time left to maturity is short, or the ratio of assets to the guarantee amount is low, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the Series generally buy equities (and sell bonds) when the equity market rises and sell equities (and buy bonds) as the equity market declines. The use of fixed income reduces the Series' ability to participate as fully in upward moving equity markets.

The Series' fixed income component underperformed the LBAB Index for the six months, or period ended June 30, 2004. The Series are comprised of intermediate-term Treasury and agency securities, and, in general, short duration sectors outperperformed longer duration sectors in the LBAB Index. The strong performing groups in the LBAB Index were asset-backed securities (specifically manufactured housing and home equity sub-sectors) and mortgage-backed securities.

The Series' equity component underperformed the S&P 500 Index during the reporting period mainly due to adverse sector selection in information technology and telecommunication sectors. That performance was offset somewhat by the positive impact of healthcare and utility sectors. Asset allocation had a modest positive impact on performance. Over the period, the strong performing sectors on the S&P 500 Index were energy and consumer staples and the weak

PORTFOLIO MANAGERS'

REPORT                    ING GET U.S. CORE PORTFOLIO -- SERIES 1, 2, 3, 4 AND 5
--------------------------------------------------------------------------------

performing sectors included materials and consumer discretionary.

MARKET OUTLOOK: The second quarter of 2004 ended a little softer, as inflation crept up slightly, employment took a sideways move and oil prices continued to be high. Second quarter corporate profit outlook appears to be revised upward by many analysts and will likely exceed the increased optimism as it has for the past five quarters. Despite this potentially strong earnings season, the S&P 500 Index turned in lackluster performance. On June 30, 2004, at the much anticipated Federal Open Market Committee meeting, the Federal Reserve ("Fed") Funds rate was increased to 1.25%, a 25 basis point increase that was in line with consensus expectations. The Fed's comments pointed to a measured path of tightenings versus aggressive tightenings going forward. Allocation between equities and fixed income are dependent on our quantitative asset allocation model, which uses the factors mentioned above not on a qualitative evaluation of the bond versus the equity markets.

Presented below is the asset allocation for each Series as of June 30, 2004 as presented in the accompanying Portfolio of Investments as a percentage of net assets.

                                      FIXED INCOME    EQUITY
                                       COMPONENT     COMPONENT
                                       ---------     ---------
Series 1                                  37.7%        62.4%
Series 2                                  35.6%        64.5%
Series 3                                  35.2%        64.9%
Series 4                                  43.7%        56.3%
Series 5                                 100.0%          --

             ING GET U.S. CORE PORTFOLIO -- SERIES 1  PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                    CUMULATIVE
                                              TOTAL RETURNS FOR THE
                                            PERIOD ENDED JUNE 30, 2004
                                            --------------------------
                                                 SINCE INCEPTION
                                               OF GUARANTEE PERIOD
                                                SEPTEMBER 12, 2003
                                                ------------------
ING GET U.S. Core Portfolio -- Series 1                3.60%
S&P 500 Index(1)                                      14.80%(2)
Lehman Brothers Aggregate Bond Index(3)                3.13%(2)

The table above illustrates the total return of ING GET U.S. Core
Portfolio -- Series 1 against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from September 1, 2003.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT  ING GET U.S. CORE PORTFOLIO -- SERIES 2
--------------------------------------------------------------------------------

                                                    CUMULATIVE
                                              TOTAL RETURNS FOR THE
                                            PERIOD ENDED JUNE 30, 2004
                                            --------------------------
                                                 SINCE INCEPTION
                                               OF GUARANTEE PERIOD
                                                DECEMBER 12, 2003
                                                -----------------
ING GET U.S. Core Portfolio -- Series 2                1.30%
S&P 500 Index(1)                                       8.87%(2)
Lehman Brothers Aggregate Bond Index(3)                1.17%(2)

The table above illustrates the total return of ING GET U.S. Core
Portfolio -- Series 2 against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from December 1, 2003.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

             ING GET U.S. CORE PORTFOLIO -- SERIES 3  PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                    CUMULATIVE
                                              TOTAL RETURNS FOR THE
                                            PERIOD ENDED JUNE 30, 2004
                                            --------------------------
                                                 SINCE INCEPTION
                                               OF GUARANTEE PERIOD
                                                  MARCH 12, 2004
                                                  --------------
ING GET U.S. Core Portfolio -- Series 3               (2.10)%
S&P 500 Index(1)                                       0.18%(2)
Lehman Brothers Aggregate Bond Index(3)               (1.71)%(2)

The table above illustrates the total return of ING GET U.S. Core
Portfolio -- Series 3 against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from March 1, 2004.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT  ING GET U.S. CORE PORTFOLIO -- SERIES 4
--------------------------------------------------------------------------------

                                                    CUMULATIVE
                                              TOTAL RETURNS FOR THE
                                            PERIOD ENDED JUNE 30, 2004
                                            --------------------------
                                                 SINCE INCEPTION
                                               OF GUARANTEE PERIOD
                                                  JUNE 11, 2004
                                                  -------------
ING GET U.S. Core Portfolio -- Series 4                1.00%
S&P 500 Index(1)                                       1.95%(2)
Lehman Brothers Aggregate Bond Index(3)                0.57%(2)

The table above illustrates the total return of ING GET U.S. Core
Portfolio -- Series 4 against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from June 1, 2004.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

             ING GET U.S. CORE PORTFOLIO -- SERIES 5  PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE SERIES MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE SERIES MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

Since ING GET U.S. Core Portfolio -- Series 5 had not entered the Guarantee Period as of June 30, 2004, it does not have performance information for that period that an investor may find useful in evaluating the risks of investing in the Portfolio. For current performance, when available, please call ING Variable Annuities' Customer Service Desk at (800) 336-0066.

INVESTMENT STRATEGY AND PRINCIPAL RISKS              ING GET U.S. CORE PORTFOLIO
--------------------------------------------------------------------------------

WHAT IS THE INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD?

The Series do not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series' assets will be allocated between the:

     - EQUITY COMPONENT, consisting of common stocks included in the Standard & Poor's ("S&P") 500 Index, futures contracts on the S&P 500 Index, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds ("ETFs") that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

     - FIXED COMPONENT, consisting primarily of short-to intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

HOW DOES THE SERIES' ASSET ALLOCATION WORK?

ING Investment Management Co. (formerly, Aeltus Investment Management, Inc., "ING IM"), Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a "material decline" in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a "material decline" in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the "material decline" at 20%, more assets will likely be allocated to the Equity Component than if the "material decline" is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT: ING IM manages the Equity Component by overweighting those stocks in the S&P 500 Index that it believes will outperform the S&P 500 Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500 Index. Stocks ING IM believes are likely to match the performance of the S&P 500 Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, ING IM generally includes in the Equity Component between 400 and 450 stocks included in the S&P 500 Index. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.

If the Equity Component's market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500 Index, ING IM may invest the entire amount of the Equity Component's assets in

ING GET U.S. CORE PORTFOLIO              INVESTMENT STRATEGY AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

S&P 500 Index futures, in exchange traded funds ("ETFs"), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500 Index futures and ETFs.

FIXED COMPONENT: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). Although the Series invest in securities insured or guaranteed by the U.S. Government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

WHAT ARE THE PRINCIPAL GUARANTEE PERIOD RISKS?

ALLOCATION RISK. If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

ACTIVE ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series' transaction costs.

OPPORTUNITY COSTS. There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series' assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series

INVESTMENT STRATEGY AND PRINCIPAL RISKS              ING GET U.S. CORE PORTFOLIO
--------------------------------------------------------------------------------

might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract-holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the Public Offering Price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

ANNUITY CHARGES. Contract-holders and Participants acquiring interests in the Series through separate accounts are not all subject to the same contract charges. The Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. As such, Contract-holders and Participants will incur different opportunity costs, as the Series' Equity Component allocation will be reduced so as to preserve the Series' assets at a level that may be higher than that needed to return to certain investors their initial separate account investment directed to the Series as of the Maturity Date, plus their (lower) contract charges.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM's skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more

ING GET U.S. CORE PORTFOLIO              INVESTMENT STRATEGY AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

money than the actual investment made in the futures contract.

EXCHANGE TRADED FUNDS. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                    ING GET U.S. CORE PORTFOLIO
                                               ----------------------------------------------------------------------
                                                 SERIES 1       SERIES 2       SERIES 3       SERIES 4      SERIES 5
                                                 --------       --------       --------       --------      --------
ASSETS:
Investments in securities at value*            $214,551,021   $173,719,974   $278,989,766   $ 99,544,190   $       --
Short-term investments at value**                        --             --             --             --    1,191,287
Repurchase agreement                              2,159,000      1,746,000      1,353,000        569,000      230,000
Cash                                                    321            314            463            212          166
Dividends and interest receivable                    89,590         68,362        107,228         22,630            9
Prepaid expenses                                      7,696          6,798         10,438         14,301           --
Reimbursement due from manager                           --             --             --          5,484           --
                                               ------------   ------------   ------------   ------------   ----------
         Total assets                           216,807,628    175,541,448    280,460,895    100,155,817    1,421,462
                                               ------------   ------------   ------------   ------------   ----------
LIABILITIES:
Payable to affiliates                               162,155        131,708        208,311         43,263          151
Payable for trustee fees                              7,016          3,584          4,636            297           --
Other accrued expenses and liabilities               45,469         47,385         88,791         25,431           25
                                               ------------   ------------   ------------   ------------   ----------
         Total liabilities                          214,640        182,677        301,738         68,991          176
                                               ------------   ------------   ------------   ------------   ----------
NET ASSETS                                     $216,592,988   $175,358,771   $280,159,157   $100,086,826   $1,421,286
                                               ============   ============   ============   ============   ==========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                $206,759,246   $171,686,432   $286,429,418   $ 99,077,382   $1,421,018
Undistributed net investment income               3,547,246      2,133,340      1,477,723         84,185          195
Accumulated net realized gain (loss) on
  investments                                     4,584,363      1,385,176       (555,742)         4,176           --
Net unrealized appreciation (depreciation) on
  investments                                     1,702,133        153,823     (7,192,242)       921,083           73
                                               ------------   ------------   ------------   ------------   ----------
NET ASSETS                                     $216,592,988   $175,358,771   $280,159,157   $100,086,826   $1,421,286
                                               ============   ============   ============   ============   ==========
------------------
* Cost of investments in securities            $212,848,888   $173,566,151   $286,182,008   $ 98,623,107   $       --
** Cost of short-term investments              $         --   $         --   $         --   $         --   $1,191,214
Net assets                                     $216,592,988   $175,358,771   $280,159,157   $100,086,826   $1,421,286
Shares authorized                                 unlimited      unlimited      unlimited      unlimited    unlimited
Par value                                      $      0.001   $      0.001   $      0.001   $      0.001   $    0.001
Shares outstanding                               20,879,682     17,294,856     28,586,180      9,899,324      142,094
Net asset value and redemption price per
  share                                        $      10.37   $      10.14   $       9.80   $      10.11   $    10.00

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                       ING GET U.S. CORE PORTFOLIO
                                           ------------------------------------------------------------------------------------
                                             SERIES 1        SERIES 2        SERIES 3          SERIES 4            SERIES 5
                                            SIX MONTHS      SIX MONTHS      SIX MONTHS     MARCH 12, 2004(1)   JUNE 11, 2004(1)
                                               ENDED           ENDED           ENDED              TO                  TO
                                           JUNE 30, 2004   JUNE 30, 2004   JUNE 30, 2004     JUNE 30, 2004      JUNE 30, 2004
                                           -------------   -------------   -------------     -------------      -------------
INVESTMENT INCOME:
Dividends                                   $   735,109     $   546,374     $   440,209       $   22,622             $ --
Interest                                      2,429,663       2,357,902       1,993,985          121,299              371
                                            -----------     -----------     -----------       ----------             ----
    Total investment income                   3,164,772       2,904,276       2,434,194          143,921              371
                                            -----------     -----------     -----------       ----------             ----
EXPENSES:
Investment management fees                      702,128         593,575         555,246           30,983               68
Distribution and service fees                   292,554         247,323         251,876           14,929               68
Transfer agent fees                               1,625           1,628           9,034              246                1
Administrative service fees                      64,361          54,410          55,411            3,284               15
Shareholder reporting expense                    22,901           9,564          20,266            1,194                5
Registration fees                                    --              --           1,007               60                1
Professional fees                                14,360          13,359          38,283            2,448               12
Custody and accounting expense                    9,314          19,331          12,091              776                4
Trustee fees                                      3,640           3,640           5,037              299               --
Offering expense                                 19,805           7,480           4,562           10,699               --
Miscellaneous expense                             2,701           1,952           5,654              302                2
                                            -----------     -----------     -----------       ----------             ----
    Total expenses                            1,133,389         952,262         958,467           65,220              176
Less:
    Net waived and reimbursed fees                   --              --              --            5,484               --
                                            -----------     -----------     -----------       ----------             ----
    Net expenses                              1,133,389         952,262         958,467           59,736              176
                                            -----------     -----------     -----------       ----------             ----
Net investment income                         2,031,383       1,952,014       1,475,727           84,185              195
                                            -----------     -----------     -----------       ----------             ----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments       4,473,937       1,384,852        (555,742)           4,176               --
Net change in unrealized appreciation or
  depreciation on investments                (5,584,316)     (1,305,920)     (7,193,507)         921,083               73
                                            -----------     -----------     -----------       ----------             ----
Net realized and unrealized gain (loss)
  on investments                             (1,110,379)         78,932      (7,749,249)         925,259               73
                                            -----------     -----------     -----------       ----------             ----
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $   921,004     $ 2,030,946     $(6,273,522)      $1,009,444             $268
                                            ===========     ===========     ===========       ==========             ====

------------------
(1) Commencement of operations.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                   ING GET U.S. CORE PORTFOLIO
                                         --------------------------------------------------------------------------------
                                                       SERIES 1                                   SERIES 2
                                         -------------------------------------     --------------------------------------
                                          SIX MONTHS                                SIX MONTHS
                                            ENDED           JUNE 13, 2003(1)          ENDED         SEPTEMBER 12, 2003(1)
                                           JUNE 30,         TO DECEMBER 31,          JUNE 30,          TO DECEMBER 31,
                                             2004                 2003                 2004                 2003
                                             ----                 ----                 ----                 ----
FROM OPERATIONS:
Net investment income                    $  2,031,383         $  1,503,182         $  1,952,014         $    172,584
Net realized gain on investments            4,473,937              108,039            1,384,852                   --
Net change in unrealized appreciation
  or depreciation on investments           (5,584,316)           7,286,449           (1,305,920)           1,459,743
                                         ------------         ------------         ------------         ------------
Net increase in net assets resulting
  from operations                             921,004            8,897,670            2,030,946            1,632,327
                                         ------------         ------------         ------------         ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                   --          273,597,134                   --          221,890,523
Cost of shares redeemed                   (38,861,997)         (27,960,823)         (49,674,705)            (520,320)
                                         ------------         ------------         ------------         ------------
Net increase (decrease) in net asset
  resulting from capital share
  transactions                            (38,861,997)         245,636,311          (49,674,705)         221,370,203
                                         ------------         ------------         ------------         ------------
Net increase (decrease) in net assets     (37,940,993)         254,533,981          (47,643,759)         223,002,530
                                         ------------         ------------         ------------         ------------
NET ASSETS:
Beginning of period                       254,533,981                   --          223,002,530                   --
                                         ------------         ------------         ------------         ------------
End of period                            $216,592,988         $254,533,981         $175,358,771         $223,002,530
                                         ============         ============         ============         ============
Undistributed net investment income at
  end of period                          $  3,547,246         $  1,515,863         $  2,133,340         $    181,326
                                         ============         ============         ============         ============

------------------
(1) Commencement of operations.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                      ING GET U.S. CORE PORTFOLIO
                                            --------------------------------------------------------------------------------
                                                          SERIES 3                        SERIES 4              SERIES 5
                                            -------------------------------------     -----------------     ----------------
                                             SIX MONTHS
                                               ENDED         DECEMBER 12, 2003(1)     MARCH 12, 2004(1)     JUNE 14, 2004(1)
                                              JUNE 30,         TO DECEMBER 31,           TO JUNE 30,          TO JUNE 30,
                                                2004                 2003                   2004                  2004
                                                ----                 ----                   ----                  ----
FROM OPERATIONS:
Net investment income                       $  1,475,727         $     1,253            $     84,185           $      195
Net realized gain (loss) on investments         (555,742)                 --                   4,176                   --
Net change in unrealized appreciation or
  depreciation on investments                 (7,193,507)              1,265                 921,083                   73
                                            ------------         -----------            ------------           ----------
  Net increase (decrease) in net assets
    resulting from operations                 (6,273,522)              2,518               1,009,444                  268
                                            ------------         -----------            ------------           ----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares             304,895,099          10,728,323             100,040,661            1,421,160
Cost of shares redeemed                      (29,192,310)               (951)               (963,279)                (142)
                                            ------------         -----------            ------------           ----------
Net increase in net asset resulting from
  capital share transactions                 275,702,789          10,727,372              99,077,382            1,421,018
                                            ------------         -----------            ------------           ----------
Net increase in net assets                   269,429,267          10,729,890             100,086,826            1,421,286
                                            ------------         -----------            ------------           ----------
NET ASSETS:
Beginning of period                           10,729,890                  --                      --                   --
                                            ------------         -----------            ------------           ----------
End of period                               $280,159,157         $10,729,890            $100,086,826           $1,421,286
                                            ============         ===========            ============           ==========
Undistributed net investment income at end
  of period                                 $  1,477,723         $     1,996            $     84,185           $      195
                                            ============         ===========            ============           ==========

------------------
(1) Commencement of operations.

                 See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO -- SERIES 1 (UNAUDITED)         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS     JUNE 13,
                                                                      ENDED       2003(1) TO
                                                                     JUNE 30,    DECEMBER 31,
                                                                       2004          2003
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.35         10.00
 Income (loss ) from investment operations:
 Net investment income                                         $        0.11          0.06
 Net realized and unrealized gain (loss) on investments        $       (0.09)         0.29
 Total from investment operations                              $        0.02          0.35
 Net asset value, end of period                                $       10.37         10.35
 TOTAL RETURN(2):                                              %        0.19          3.40*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     216,593       254,534
 Ratio of expenses to average net assets:
 Expenses(3)                                                   %        0.97          0.99
 Net investment income(3)                                      %        1.73          1.81
 Portfolio turnover rate                                       %          37            29
---------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Total return calculation began on September 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 3.50%.

                 See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO -- SERIES 2 (UNAUDITED)         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS   SEPTEMBER 12,
                                                                      ENDED        2003(1) TO
                                                                     JUNE 30,     DECEMBER 31,
                                                                       2004           2003
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.08          10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.11           0.01
 Net realized and unrealized gain (loss) on investments        $       (0.05)          0.07
 Total from investment operations                              $        0.06           0.08
 Net asset value, end of period                                $       10.14          10.08
 TOTAL RETURN(2):                                              %        0.60           0.70*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     175,359        223,003
 Ratio of expenses to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.96           1.00
 Gross expenses prior to expense reimbursement(3)              %        0.96           1.06
 Net investment income after expense reimbursement(3)(4)       %        1.97           1.16
 Portfolio turnover rate                                       %          16             --
-----------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on December 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 0.80%.

                 See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO -- SERIES 3 (UNAUDITED)         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS   DECEMBER 12,
                                                                      ENDED       2003(1) TO
                                                                     JUNE 30,    DECEMBER 31,
                                                                       2004          2003
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.01          10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.05           0.01
 Net realized and unrealized gain (loss) on investments        $       (0.26)          0.00*
 Total from investment operations                              $       (0.21)          0.01
 Net asset value, end of period                                $        9.80          10.01
 TOTAL RETURN(2):                                              %       (2.10)++          --+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     280,159         10,730
 Ratio of expenses to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.95           0.65
 Gross expenses prior to expense reimbursement(3)              %        0.95           4.31
 Net investment income after expense reimbursement(3)(4)       %        1.46           0.46
 Portfolio turnover rate                                       %          11             --
----------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Amount represents less than $0.01 per share.

+ As of December 31, 2003, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 12, 2004). Total return from commencement of operations was 0.10%.

++ Total return calculation began on March 12, 2004, the first day of the Guarantee Period. Total return from January 1, 2004 to June 30, 2004 was (2.10)%.

                 See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO -- SERIES 4 (UNAUDITED)         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    MARCH 12,
                                                                    2004(1) TO
                                                                     JUNE 30,
                                                                       2004
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.00
 Income from investment operations:
 Net investment income                                         $        0.01
 Net realized and unrealized gain on investments               $        0.10
 Total from investment operations                              $        0.11
 Net asset value, end of period                                $       10.11
 TOTAL RETURN(2):                                              %        1.00*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     100,087
 Ratio of expenses to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        1.00
 Gross expenses prior to expense reimbursement(3)              %        1.09
 Net investment income after expense reimbursement(3)(4)       %        1.42
 Portfolio turnover rate                                       %           5
------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on June 11, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 1.10%.

                 See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO -- SERIES 5 (UNAUDITED)         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period.

                                                                     JUNE 11,
                                                                    2004(1) TO
                                                                     JUNE 30,
                                                                       2004
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.00
 Income from investment operations:
 Net investment income                                         $         0.00*
 Net realized and unrealized gain on investments               $         0.00*
 Total from investment operations                              $         0.00*
 Net asset value, end of period                                $        10.00
 TOTAL RETURN(2):                                              %           --+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        1,421
 Ratio of expenses to average net assets:
 Expenses(3)                                                   %         0.65
 Net investment income(3)                                      %         0.72
 Portfolio turnover rate                                       %            0
-------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.

+ As of June 30, 2004, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (September 10, 2004). Total return from commencement of operations was 0.00%.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. The ING Variable Insurance Trust (the "Trust") was organized as a Delaware statutory trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are seven separate investment Series which comprise the Trust. The five that are in this report are ING GET U.S. Core Portfolio -- Series 1 ("Series 1"), ING GET U.S. Core
Portfolio -- Series 2 ("Series 2"), ING GET U.S. Core Portfolio -- Series 3 ("Series 3"), ING GET U.S. Core Portfolio -- Series 4 ("Series 4") and ING GET U.S. Core Portfolio -- Series 5 ("Series 5"), each a "Series".

Each Series seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. If during the Guarantee Period the equity markets experience a major decline, the Series' assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The insurance companies offering these Series currently are ING Life Insurance & Annuity Company ("ILIAC") and Golden American Life Insurance Company ("Golden American"). The insurance company offering these Series guarantees Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (the Guarantee). The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder's investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. The following information relates to the GET U.S. Core Portfolio.

                          ACCUMULATION            GUARANTEE        MATURITY
                             PERIOD                PERIOD            DATE
                       -------------------   -------------------   --------
Series 1               06/13/03 - 09/11/03   09/12/03 - 09/12/08   09/12/08
Series 2               09/12/03 - 12/11/03   12/12/03 - 12/12/08   12/12/08
Series 3               12/12/03 - 03/11/04   03/12/04 - 03/13/09   03/13/09
Series 4               03/12/04 - 06/10/04   06/11/04 - 06/12/09   06/12/09
Series 5               06/11/04 - 09/09/04   09/10/04 - 09/09/11   09/09/11

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2004, separate accounts of ILIAC and Golden American and their affiliates held all the shares outstanding of the Series.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Series' valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      by or under the supervision of the Series' Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Series' Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Series occurs after the time at which the foreign market for such security(ies) closes but before the time that the Series' net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Series calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Series could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C. Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid annually by the Series. Distributions are determined annually in accordance with federal tax principles, which may differ from accounting principles generally accepted in the United States of America for investment companies. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The characteristics of income and gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

D. Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

E. Forward Foreign Currency Contracts. The Series may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Series agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Series' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At June 30, 2004, the Series did not have any open forward foreign currency contracts.

F. Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Series might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

G. Federal Income Taxes. It is the Series' policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

H. Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT TRANSACTIONS

For the periods ended June 30, 2004, the cost of purchases and proceeds of sales of securities, excluding short-term and U.S. Government securities, were as follows:

                                        PURCHASES        SALES
                                       ------------   -----------
Series 1                               $ 37,343,815   $50,315,051
Series 2                                 17,523,605    29,129,878
Series 3                                109,832,745    13,982,009
Series 4                                 44,296,757       723,769

U.S. Government securities not included above were as follows:

                                        PURCHASES        SALES
                                       ------------   -----------
Series 1                               $ 49,020,540   $75,467,185
Series 2                                 13,244,100    51,537,815
Series 3                                205,295,936    16,214,136
Series 4                                 55,629,868       682,011

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATION FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (the "Investment Manager"), a wholly-owned subsidiary of ING Groep N.V. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Investment Manager has engaged ING Investment Management Co. (formerly, Aeltus Investment Management, Inc., "ING IM"), a wholly-owned subsidiary of ING Groep N.V., to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of each Series in accordance with its investment objective and policies, subject to oversight by the Investment Manager.

ING Funds Services, LLC ("IFS"), a wholly-owned subsidiary of ING Groep N.V., acts as the administrator and provides certain administrative and shareholder services necessary for each Series', operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

NOTE 5 -- DISTRIBUTION FEES

The Series has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), whereby ING Funds Distributor, LLC (the "Distributor") is compensated by the Series for expenses incurred in the distribution of each Series' share ("Distribution Fees"). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to reimburse or compensate for expenses incurred in the distribution and promotion of the Series' shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Series pays the Distributor a Distribution Fee rate of 0.25% based on average daily net assets.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2004, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

           ACCRUED                       ACCRUED
          INVESTMENT     ACCRUED      ADMINISTRATIVE
          MANAGEMENT   DISTRIBUTION      SERVICE
             FEE           FEE             FEE          TOTAL
          ----------   ------------   --------------   --------
Series 1   $107,508      $44,795         $ 9,852       $162,155
Series 2     87,321       36,384           8,003        131,708
Series 3    138,107       57,545          12,659        208,311
Series 4     28,310       12,257           2,696         43,263
Series 5         68           68              15            151

The Series have adopted a Retirement Policy covering all independent trustees of the Series who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.


NOTE 7 -- EXPENSE LIMITATIONS

ING Investments, LLC has entered into a written Expense Limitation Agreement with the Series whereby, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to 0.65% during the Offering Period and 1.00% during the Guarantee Period.

The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.

--------------------------------------------------------------------------------

NOTE 7 -- EXPENSE LIMITATIONS (CONTINUED)

As of June 30, 2004, the amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager and the related expiration dates are as follows:

                                          JUNE 30,
                                      ----------------
                                       2006      2007     TOTAL
                                       ----      ----     -----
Series 2                              $ 9,298   $   --   $ 9,298
Series 3                               10,000       --    10,000
Series 4                                   --    5,483     5,483

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                               SIX MONTHS ENDED        JUNE 13, 2003(1) TO
                                                                 JUNE 30, 2004          DECEMBER 31, 2003
                                                                 -------------          -----------------
SERIES 1 (NUMBER OF SHARES)
Shares sold                                                                --               27,343,392
Shares redeemed                                                    (3,708,387)              (2,755,323)
                                                                 ------------             ------------
Net increase (decrease) in shares outstanding                      (3,708,387)              24,588,069
                                                                 ============             ============
SERIES 1 ($)
Shares sold                                                      $         --             $273,597,134
Shares redeemed                                                   (38,861,997)             (27,960,823)
                                                                 ------------             ------------
Net increase (decrease)                                          $(38,861,997)            $245,636,311
                                                                 ============             ============

                                                               SIX MONTHS ENDED      SEPTEMBER 12, 2003(1) TO
                                                                 JUNE 30, 2004          DECEMBER 31, 2003
                                                                 -------------          -----------------
SERIES 2 (NUMBER OF SHARES)
Shares sold                                                                --                22,177,572
Shares redeemed                                                    (4,830,988)                  (51,728)
                                                                 ------------              ------------
Net increase (decrease) in shares outstanding                      (4,830,988)               22,125,844
                                                                 ============              ============
SERIES 2 ($)
Shares sold                                                      $         --              $221,890,523
Shares redeemed                                                   (49,674,705)                 (520,320)
                                                                 ------------              ------------
Net increase (decrease)                                          $(49,674,705)             $221,370,203
                                                                 ============              ============

                                                               SIX MONTHS ENDED      DECEMBER 12, 2003(1) TO
                                                                 JUNE 30, 2004          DECEMBER 31, 2003
                                                                 -------------          -----------------
SERIES 3 (NUMBER OF SHARES)
Shares sold                                                        30,462,296                1,072,545
Shares redeemed                                                    (2,948,566)                     (95)
                                                                 ------------             ------------
Net increase in shares outstanding                                 27,513,730                1,072,450
                                                                 ============             ============
SERIES 3 ($)
Shares sold                                                      $304,895,099             $ 10,728,323
Shares redeemed                                                   (29,192,310)                    (951)
                                                                 ------------             ------------
Net increase                                                     $275,702,789             $ 10,727,372
                                                                 ============             ============

                                                              MARCH 12, 2004(1) TO
                                                                 JUNE 30, 2004
                                                                 -------------
SERIES 4 (NUMBER OF SHARES)
Shares sold                                                          9,995,159
Shares redeemed                                                        (95,835)
                                                                  ------------
Net increase in shares outstanding                                   9,899,324
                                                                  ============
SERIES 4 ($)
Shares sold                                                       $100,040,661
Shares redeemed                                                       (963,279)
                                                                  ------------
Net increase                                                      $ 99,077,382
                                                                  ============

--------------------------------------------------------------------------------

NOTE 8 -- CAPITAL SHARES TRANSACTIONS (CONTINUED)

                                                              JUNE 11, 2004(1) TO
                                                                 JUNE 30, 2004
                                                                 -------------
SERIES 5 (NUMBER OF SHARES)
Shares sold                                                           142,108
Shares redeemed                                                           (14)
                                                                 ------------
Net increase in shares outstanding                                    142,094
                                                                 ============
SERIES 5 ($)
Shares sold                                                      $  1,421,160
Shares redeemed                                                          (142)
                                                                 ------------
Net increase                                                     $  1,421,018
                                                                 ============

------------------

(1) Commencement of operations.

NOTE 9 -- LINE OF CREDIT

The Series, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the periods ended June 30, 2004, the Series did not have any loans outstanding under the line of credit.

NOTE 10 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, organizational and offering expenses and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

There were no distributions to shareholders during the six months ended June 30, 2004. Dividends paid by the Series from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax-basis components of distributable earnings as of December 31, 2003 were as follows:

                       UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                         ORDINARY        LONG-TERM     APPRECIATION/
                          INCOME       CAPITAL GAINS   (DEPRECIATION)
                       -------------   -------------   --------------
Series 1                $1,748,689        $2,387         $7,161,662
Series 2                   181,240           324          1,459,830
Series 3                     1,996            --              1,265

NOTE 11 -- OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our

--------------------------------------------------------------------------------

NOTE 11 -- OTHER INFORMATION (CONTINUED)

variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.

In addition, the review has identified five arrangements that allowed frequent trading in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds. ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any improper profits that accrued to any person who engaged in improper frequent trading for which ING is responsible.

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 1          as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 37.7%
                    ADVERTISING: 0.1%
      3,350    @    Interpublic Group of Cos.,
                      Inc.                          $     45,996
      1,350         Omnicom Group                        102,451
                                                    ------------
                                                         148,447
                                                    ------------
                    AEROSPACE/DEFENSE: 0.7%
      8,400         Boeing Co.                           429,155
      2,400         General Dynamics Corp.               238,320
      1,050         Goodrich Corp.                        33,947
      3,350         Lockheed Martin Corp.                174,468
      2,500         Northrop Grumman Corp.               134,250
      2,950         Raytheon Co.                         105,522
      1,600         Rockwell Collins, Inc.                53,312
      3,650         United Technologies Corp.            333,902
                                                    ------------
                                                       1,502,876
                                                    ------------
                    AGRICULTURE: 0.4%
     15,050         Altria Group, Inc.                   753,252
      2,100         Monsanto Co.                          80,850
        750         RJ Reynolds Tobacco Holdings,
                      Inc.                                50,693
      1,200         UST, Inc.                             43,200
                                                    ------------
                                                         927,995
                                                    ------------
                    APPAREL: 0.2%
      1,450         Jones Apparel Group, Inc.             57,246
      1,000         Liz Claiborne, Inc.                   35,980
      3,250         Nike, Inc.                           246,188
        500         Reebok Intl. Ltd.                     17,990
      1,400         VF Corp.                              68,180
                                                    ------------
                                                         425,584
                                                    ------------
                    AUTO MANUFACTURERS: 0.3%
     23,150         Ford Motor Co.                       362,297
      3,950         General Motors Corp.                 184,031
      2,175         Paccar, Inc.                         126,128
                                                    ------------
                                                         672,456
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
      1,450         Dana Corp.                            28,420
        550         Johnson Controls, Inc.                29,359
                                                    ------------
                                                          57,779
                                                    ------------
                    BANKS: 2.8%
      3,200         AmSouth Bancorp.                      81,504
     20,492         Bank of America Corp.              1,734,032
      5,450         Bank of New York Co., Inc.           160,666
      8,000         Bank One Corp.                       407,999
      1,550         BB&T Corp.                            57,304
        700         Charter One Financial, Inc.           30,933
      1,600         Comerica, Inc.                        87,808
      4,150         Fifth Third Bancorp                  223,186
      1,050         First Horizon National Corp.          47,744
      2,100         Huntington Bancshares, Inc.           48,090
      3,850         KeyCorp                              115,077
        350         M & T Bank Corp.                      30,555
      2,150         Marshall & Ilsley Corp.               84,044
      3,050         Mellon Financial Corp.                89,457
      4,450         National City Corp.                  155,795
      1,300         North Fork Bancorporation,
                      Inc.                                49,465
      1,950         Northern Trust Corp.                  82,446
      1,950         PNC Financial Services Group,
                      Inc.                               103,506
      1,950         Regions Financial Corp.               71,273
      2,850         SouthTrust Corp.                     110,609
      2,500         State Street Corp.                   122,600
      2,350         SunTrust Banks, Inc.                 152,727
      2,150         Synovus Financial Corp.               54,438
        550         Union Planters Corp.                  16,396
     13,750         US Bancorp                           378,949


  Shares                                               Value
----------------------------------------------------------------
     16,750         Wachovia Corp.                  $    745,374
     12,600         Wells Fargo & Co.                    721,097
        800         Zions Bancorporation                  49,160
                                                    ------------
                                                       6,012,234
                                                    ------------
                    BEVERAGES: 1.0%
      2,400         Anheuser-Busch Cos., Inc.            129,600
        950         Brown-Forman Corp.                    45,857
     24,250         Coca-Cola Co.                      1,224,140
      3,500         Coca-Cola Enterprises, Inc.          101,465
      2,450         Pepsi Bottling Group, Inc.            74,823
     12,750         PepsiCo, Inc.                        686,970
                                                    ------------
                                                       2,262,855
                                                    ------------
                    BIOTECHNOLOGY: 0.3%
      9,300    @    Amgen, Inc.                          507,500
        950    @    Biogen IDEC, Inc.                     60,088
      1,400    @    Chiron Corp.                          62,496
        650    @    Genzyme Corp.                         30,765
        450    @    Millipore Corp.                       25,367
                                                    ------------
                                                         686,216
                                                    ------------
                    BUILDING MATERIALS: 0.1%
      1,650    @    American Standard Cos., Inc.          66,512
      5,550         Masco Corp.                          173,048
      1,150         Vulcan Materials Co.                  54,683
                                                    ------------
                                                         294,243
                                                    ------------
                    CHEMICALS: 0.5%
      1,850         Air Products & Chemicals, Inc.        97,033
        650         Ashland, Inc.                         34,327
      7,350         Dow Chemical Co.                     299,144
        600         Eastman Chemical Co.                  27,738
      2,050         Ecolab, Inc.                          64,985
      1,450         Engelhard Corp.                       46,850
        800         International Flavors &
                      Fragrances, Inc.                    29,920
      2,350         PPG Industries, Inc.                 146,851
      2,900         Praxair, Inc.                        115,739
      2,100         Rohm & Haas Co.                       87,318
      1,400         Sherwin-Williams Co.                  58,170
        550         Sigma-Aldrich Corp.                   32,786
                                                    ------------
                                                       1,040,861
                                                    ------------
                    COMMERCIAL SERVICES: 0.4%
      1,550    @    Apollo Group, Inc.                   136,850
     12,550         Cendant Corp.                        307,223
      1,150         Equifax, Inc.                         28,463
      1,300         H&R Block, Inc.                       61,984
      1,050         Moody's Corp.                         67,893
      3,600         Paychex, Inc.                        121,968
      1,550         Robert Half Intl., Inc.               46,144
      2,050         RR Donnelley & Sons Co.               67,691
                                                    ------------
                                                         838,216
                                                    ------------
                    COMPUTERS: 1.4%
      2,800    @    Apple Computer, Inc.                  91,112
      1,450    @    Computer Sciences Corp.               67,324
     18,500    @    Dell, Inc.                           662,669
     17,500    @    EMC Corp.                            199,500
      3,600    @    Gateway, Inc.                         16,200
     22,000         Hewlett-Packard Co.                  464,200
     12,600         International Business
                      Machines Corp.                   1,110,689
      1,200    @    Lexmark Intl., Inc.                  115,836
        950    @    NCR Corp.                             47,111
      4,300    @    Network Appliance, Inc.               92,579
      9,550    @    Sun Microsystems, Inc.                41,447
      2,250    @    Sungard Data Systems, Inc.            58,500
      3,250    @    Unisys Corp.                          45,110
                                                    ------------
                                                       3,012,277
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 1          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COSMETICS/PERSONAL CARE: 1.2%
        825         Alberto-Culver Co.              $     41,366
      3,500         Avon Products, Inc.                  161,490
      3,800         Colgate-Palmolive Co.                222,110
     12,650         Gillette Co.                         536,360
      3,600         Kimberly-Clark Corp.                 237,168
     25,300         Procter & Gamble Co.               1,377,332
                                                    ------------
                                                       2,575,826
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.1%
      1,200         Genuine Parts Co.                     47,616
      1,200         WW Grainger, Inc.                     69,000
                                                    ------------
                                                         116,616
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 3.0%
      9,300         American Express Co.                 477,834
        800         Bear Stearns Cos., Inc.               67,448
      2,200         Capital One Financial Corp.          150,436
     11,700         Charles Schwab Corp.                 112,437
     38,250         Citigroup, Inc.                    1,778,624
      3,474         Countrywide Financial Corp.          244,049
      2,900    @    E*TRADE Group, Inc.                   32,335
      7,000         Fannie Mae                           499,520
        900         Federated Investors, Inc.             27,306
      2,250         Franklin Resources, Inc.             112,680
      5,000         Freddie Mac                          316,500
      4,850         Goldman Sachs Group, Inc.            456,676
      1,900         Janus Capital Group, Inc.             31,331
     15,250         JP Morgan Chase & Co.                591,242
      2,000         Lehman Brothers Holdings, Inc.       150,500
      9,050         MBNA Corp.                           233,400
      9,650         Merrill Lynch & Co., Inc.            520,906
      8,200         Morgan Stanley                       432,714
      2,400    @    Providian Financial Corp.             35,208
      3,250         SLM Corp.                            131,463
      1,000         T Rowe Price Group, Inc.              50,400
                                                    ------------
                                                       6,453,009
                                                    ------------
                    ELECTRIC: 0.9%
      7,460    @    AES Corp.                             74,078
      1,450         Ameren Corp.                          62,292
      3,200         American Electric Power Co.,
                      Inc.                               102,400
      2,800         Centerpoint Energy, Inc.              32,200
      1,250         Cinergy Corp.                         47,500
        700         Consolidated Edison, Inc.             27,832
      1,250         Constellation Energy Group,
                      Inc.                                47,375
      7,250         Duke Energy Corp.                    147,102
      3,450         Edison International                  88,217
      2,100         Entergy Corp.                        117,621
      5,200         Exelon Corp.                         173,107
      2,400         FirstEnergy Corp.                     89,784
      1,500         FPL Group, Inc.                       95,925
      2,900         NiSource, Inc.                        59,798
      3,650    @    PG&E Corp.                           101,981
        750         Pinnacle West Capital Corp.           30,293
      1,450         PPL Corp.                             66,555
      1,100         Progress Energy, Inc.                 48,455
      2,050         Public Service Enterprise
                      Group, Inc.                         82,062
      5,450         Southern Co.                         158,867
      3,950         TXU Corp.                            160,014
      3,850         Xcel Energy, Inc.                     64,334
                                                    ------------
                                                       1,877,792
                                                    ------------
                    ELECTRICAL COMPONENTS AND
                      EQUIPMENT: 0.1%
      3,050         Emerson Electric Co.                 193,828
                                                    ------------
                                                         193,828
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRONICS: 0.2%
      3,300    @    Agilent Technologies, Inc.      $     96,624
      2,050         Applera Corp. -- Applied
                      Biosystems Group                    44,588
      1,750    @    Jabil Circuit, Inc.                   44,065
      1,050         Parker Hannifin Corp.                 62,433
        850         Perkinelmer, Inc.                     17,034
      5,750    @    Sanmina-SCI Corp.                     52,325
      6,700    @    Solectron Corp.                       43,349
      1,950         Symbol Technologies, Inc.             28,743
        750         Tektronix, Inc.                       25,515
      1,450    @    Thermo Electron Corp.                 44,573
        950    @    Waters Corp.                          45,391
                                                    ------------
                                                         504,640
                                                    ------------
                    ENTERTAINMENT: 0.0%
      2,400         International Game Technology         92,640
                                                    ------------
                                                          92,640
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.1%
      2,200    @    Allied Waste Industries, Inc.         28,996
      4,100         Waste Management, Inc.               125,665
                                                    ------------
                                                         154,661
                                                    ------------
                    FOOD: 0.5%
      5,350         Archer-Daniels-Midland Co.            89,773
      4,450         Conagra Foods, Inc.                  120,506
      1,100         General Mills, Inc.                   52,283
      2,000         Hershey Foods Corp.                   92,540
      3,100         HJ Heinz Co.                         121,520
      2,900         Kellogg Co.                          121,365
      1,100         McCormick & Co., Inc.                 37,400
      1,250    @    Safeway, Inc.                         31,675
      5,750         Sara Lee Corp.                       132,193
      1,800         Supervalu, Inc.                       55,098
      1,900         Sysco Corp.                           68,153
      2,000         WM Wrigley Jr. Co.                   126,100
                                                    ------------
                                                       1,048,606
                                                    ------------
                    FOREST PRODUCTS AND PAPER: 0.3%
        550         Boise Cascade Corp.                   20,702
      2,750         Georgia-Pacific Corp.                101,695
      4,150         International Paper Co.              185,505
      1,200         Louisiana-Pacific Corp.               28,380
      1,500         MeadWestvaco Corp.                    44,085
      1,250         Plum Creek Timber Co., Inc.           40,725
        450         Temple-Inland, Inc.                   31,163
      2,450         Weyerhaeuser Co.                     154,644
                                                    ------------
                                                         606,899
                                                    ------------
                    GAS: 0.1%
      1,450         KeySpan Corp.                         53,215
      2,500         Sempra Energy                         86,075
                                                    ------------
                                                         139,290
                                                    ------------
                    HAND/MACHINE TOOLS: 0.1%
        900         Black & Decker Corp.                  55,917
        550         Snap-On, Inc.                         18,453
        900         Stanley Works                         41,022
                                                    ------------
                                                         115,392
                                                    ------------
                    HEALTHCARE -- PRODUCTS: 1.4%
        350         Bausch & Lomb, Inc.                   22,775
      4,300         Baxter Intl., Inc.                   148,393
      2,500         Becton Dickinson & Co.               129,500
      2,350         Biomet, Inc.                         104,434
      6,000    @    Boston Scientific Corp.              256,800
        900         CR Bard, Inc.                         50,985
      2,200         Guidant Corp.                        122,936
     21,800         Johnson & Johnson                  1,214,259
      8,700         Medtronic, Inc.                      423,864
      1,200    @    St. Jude Medical, Inc.                90,780

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 1          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS (CONTINUED)
      3,300         Stryker Corp.                   $    181,500
      3,050    @    Zimmer Holdings, Inc.                269,010
                                                    ------------
                                                       3,015,236
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.5%
      1,450         Aetna, Inc.                          123,250
      1,600    @    Anthem, Inc.                         143,296
      1,400         HCA, Inc.                             58,226
      1,800    @    Humana, Inc.                          30,420
        900         Manor Care, Inc.                      29,412
        750         Quest Diagnostics                     63,713
      6,200         UnitedHealth Group, Inc.             385,950
      1,800    @    WellPoint Health Networks            201,618
                                                    ------------
                                                       1,035,885
                                                    ------------
                    HOME BUILDERS: 0.0%
      1,250         Centex Corp.                          57,188
                                                    ------------
                                                          57,188
                                                    ------------
                    HOME FURNISHINGS: 0.0%
      1,800         Leggett & Platt, Inc.                 48,078
        550         Whirlpool Corp.                       37,730
                                                    ------------
                                                          85,808
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
        800         Avery Dennison Corp.                  51,208
      1,500         Clorox Co.                            80,670
      1,050         Fortune Brands, Inc.                  79,202
                                                    ------------
                                                         211,080
                                                    ------------
                    INSURANCE: 2.0%
      3,450    @@   ACE Ltd.                             145,866
      3,750         Aflac, Inc.                          153,038
      7,000         Allstate Corp.                       325,850
      1,000         Ambac Financial Group, Inc.           73,440
     19,150         American Intl. Group               1,365,011
      2,950         AON Corp.                             83,987
      1,600         Chubb Corp.                          109,088
      1,750         Cigna Corp.                          120,418
      1,470         Cincinnati Financial Corp.            63,974
      2,450         Hartford Financial Services
                      Group, Inc.                        168,413
        450         Jefferson-Pilot Corp.                 22,860
      1,500         Lincoln National Corp.                70,875
      1,800         Loews Corp.                          107,928
      3,800         Marsh & McLennan Cos., Inc.          172,444
      1,350         MBIA, Inc.                            77,112
      5,400         Metlife, Inc.                        193,590
        900         MGIC Investment Corp.                 68,274
      2,850         Principal Financial Group             99,123
      2,750         Progressive Corp.                    234,575
      3,900         Prudential Financial, Inc.           181,233
      1,550         Safeco Corp.                          68,200
      8,300         St. Paul Cos.                        336,481
      1,000         Torchmark Corp.                       53,800
      1,000    @@   XL Capital Ltd.                       75,460
                                                    ------------
                                                       4,371,040
                                                    ------------
                    INTERNET: 0.4%
      4,650    @    eBay, Inc.                           427,568
      1,250    @    Monster Worldwide, Inc.               32,150
      3,950    @    Symantec Corp.                       172,931
      4,000    @    Yahoo!, Inc.                         145,320
                                                    ------------
                                                         777,969
                                                    ------------
                    IRON/STEEL: 0.0%
        700         Nucor Corp.                           53,732
        950         United States Steel Corp.             33,364
                                                    ------------
                                                          87,096
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    LEISURE TIME: 0.2%
        950         Brunswick Corp.                 $     38,760
      4,500         Carnival Corp.                       211,500
      2,150         Harley-Davidson, Inc.                133,171
      1,300         Sabre Holdings Corp.                  36,023
                                                    ------------
                                                         419,454
                                                    ------------
                    LODGING: 0.1%
      1,050         Harrah's Entertainment, Inc.          56,805
      3,300         Hilton Hotels Corp.                   61,578
      1,750         Marriott Intl., Inc.                  87,290
      1,700         Starwood Hotels & Resorts
                      Worldwide, Inc.                     76,245
                                                    ------------
                                                         281,918
                                                    ------------
                    MACHINERY -- CONSTRUCTION AND
                      MINING: 0.1%
      3,500         Caterpillar, Inc.                    278,040
                                                    ------------
                                                         278,040
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.1%
        400         Cummins, Inc.                         25,000
      3,100         Deere & Co.                          217,434
      1,500         Rockwell Automation, Inc.             56,265
                                                    ------------
                                                         298,699
                                                    ------------
                    MEDIA: 1.0%
      4,550         Clear Channel Communications,
                      Inc.                               168,123
        750         Dow Jones & Co., Inc.                 33,825
      2,250         Gannett Co., Inc.                    190,913
        200         Knight-Ridder, Inc.                   14,400
      2,300         McGraw-Hill Cos., Inc.               176,111
        350         Meredith Corp.                        19,236
      1,300         New York Times Co.                    58,123
     33,950    @    Time Warner, Inc.                    596,840
      2,700         Tribune Co.                          122,958
     12,550         Viacom, Inc.                         448,286
     14,550         Walt Disney Co.                      370,880
                                                    ------------
                                                       2,199,695
                                                    ------------
                    MINING: 0.2%
      6,450         Alcoa, Inc.                          213,044
      1,350         Newmont Mining Corp.                  52,326
      1,200         Phelps Dodge Corp.                    93,012
                                                    ------------
                                                         358,382
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 2.3%
      9,900         3M Co.                               891,099
        900         Cooper Industries Ltd.                53,469
      2,100         Danaher Corp.                        108,885
      1,550         Dover Corp.                           65,255
        850         Eastman Kodak Co.                     22,933
      1,150         Eaton Corp.                           74,451
     74,650         General Electric Co.               2,418,659
      6,100         Honeywell Intl., Inc.                223,443
      2,250         Illinois Tool Works, Inc.            215,753
        500    @@   Ingersoll-Rand Co.                    34,155
        850         ITT Industries, Inc.                  70,550
      1,100         Pall Corp.                            28,809
      1,200         Textron, Inc.                         71,220
     19,950    @@   Tyco Intl. Ltd.                      661,143
                                                    ------------
                                                       4,939,824
                                                    ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.1%
      1,950         Pitney Bowes, Inc.                    86,288
      7,250    @    Xerox Corp.                          105,125
                                                    ------------
                                                         191,413
                                                    ------------
                    OIL AND GAS: 2.5%
        850         Amerada Hess Corp.                    67,312
      2,000         Anadarko Petroleum Corp.             117,200

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 1          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    OIL AND GAS (CONTINUED)
      2,350         Apache Corp.                    $    102,343
      3,950         Burlington Resources, Inc.           142,911
     12,500         ChevronTexaco Corp.                1,176,374
      5,050         ConocoPhillips                       385,264
      2,950         Devon Energy Corp.                   194,700
      1,000         EOG Resources, Inc.                   59,710
     54,700         Exxon Mobil Corp.                  2,429,226
        950         Kerr-McGee Corp.                      51,082
      3,400         Marathon Oil Corp.                   128,656
        400   @,@@  Nabors Industries Ltd.                18,088
      1,050    @    Noble Corp.                           39,785
      4,800         Occidental Petroleum Corp.           232,368
        850         Sunoco, Inc.                          54,077
        950    @    Transocean, Inc.                      27,493
      2,300         Unocal Corp.                          87,400
      1,650         Valero Energy Corp.                  121,704
                                                    ------------
                                                       5,435,693
                                                    ------------
                    OIL AND GAS SERVICES: 0.1%
        950         Baker Hughes, Inc.                    35,768
      1,100    @    BJ Services Co.                       50,424
      1,750         Schlumberger Ltd.                    111,142
                                                    ------------
                                                         197,334
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.1%
        450         Ball Corp.                            32,423
      1,000         Bemis Co.                             28,250
      1,250    @    Pactiv Corp.                          31,175
      1,150    @    Sealed Air Corp.                      61,260
                                                    ------------
                                                         153,108
                                                    ------------
                    PHARMACEUTICALS: 2.3%
      4,650         Abbott Laboratories                  189,534
        950         Allergan, Inc.                        85,044
        750         Amerisourcebergen Corp.               44,835
     14,300         Bristol-Myers Squibb Co.             350,350
      3,000         Cardinal Health, Inc.                210,150
      4,350    @    Caremark Rx, Inc.                    143,289
      8,100         Eli Lilly & Co.                      566,271
        700    @    Express Scripts, Inc.                 55,461
      2,650    @    Forest Laboratories, Inc.            150,070
      1,200    @    Hospira, Inc.                         33,120
      2,150    @    King Pharmaceuticals, Inc.            24,618
      2,000    @    Medco Health Solutions, Inc.          75,000
     16,500         Merck & Co., Inc.                    783,749
      2,100         Mylan Laboratories                    42,525
     56,500         Pfizer, Inc.                       1,936,819
      1,000    @    Watson Pharmaceuticals, Inc.          26,900
      9,550         Wyeth                                345,328
                                                    ------------
                                                       5,063,063
                                                    ------------
                    PIPELINES: 0.1%
      1,150         Kinder Morgan, Inc.                   68,184
      4,850         Williams Cos., Inc.                   57,715
                                                    ------------
                                                         125,899
                                                    ------------
                    REAL ESTATE INVESTMENT TRUSTS: 0.0%
        600         Simon Property Group, Inc.            30,852
                                                    ------------
                                                          30,852
                                                    ------------
                    RETAIL: 2.6%
      1,800    @    Autonation, Inc.                      30,780
        350    @    Autozone, Inc.                        28,035
      2,050    @    Bed Bath & Beyond, Inc.               78,823
      4,450         Best Buy Co., Inc.                   225,793
      3,450         Costco Wholesale Corp.               141,692
      2,900         CVS Corp.                            121,858
      1,700         Darden Restaurants, Inc.              34,935
      2,550         Dollar General Corp.                  49,878
        550         Family Dollar Stores                  16,731
      1,750         Federated Department Stores           85,925


  Shares                                               Value
----------------------------------------------------------------
     11,550         Gap, Inc.                       $    280,088
     16,950         Home Depot, Inc.                     596,639
      2,050         JC Penney Co., Inc.                   77,408
      5,950         Limited Brands                       111,265
      5,600         Lowe's Cos., Inc.                    294,279
      2,200         May Department Stores Co.             60,478
     12,450         McDonald's Corp.                     323,699
      1,550         Nordstrom, Inc.                       66,046
      2,700    @    Office Depot, Inc.                    48,357
      1,900         RadioShack Corp.                      54,397
      1,650         Sears Roebuck And Co.                 62,304
      4,800         Staples, Inc.                        140,688
      3,850    @    Starbucks Corp.                      167,398
      6,600         Target Corp.                         280,302
      3,650         TJX Cos., Inc.                        88,111
      1,950    @    Toys R US, Inc.                       31,064
     32,200         Wal-Mart Stores, Inc.              1,698,871
      7,550         Walgreen Co.                         273,386
      1,250         Wendy's Intl., Inc.                   43,550
      2,100         Yum! Brands, Inc.                     78,162
                                                    ------------
                                                       5,590,942
                                                    ------------
                    SAVINGS AND LOANS: 0.2%
      1,300         Golden West Financial Corp.          138,255
      6,500         Washington Mutual, Inc.              251,160
                                                    ------------
                                                         389,415
                                                    ------------
                    SEMICONDUCTORS: 1.3%
      2,700    @    Advanced Micro Devices, Inc.          42,930
      2,700    @    Altera Corp.                          59,994
      3,200         Analog Devices, Inc.                 150,656
     12,600    @    Applied Materials, Inc.              247,212
      2,950    @    Applied Micro Circuits Corp.          15,694
      2,150    @    Broadcom Corp.                       100,556
     48,200         Intel Corp.                        1,330,319
      1,800    @    Kla-Tencor Corp.                      88,884
      2,750         Linear Technology Corp.              108,543
      2,950    @    LSI Logic Corp.                       22,479
      2,400         Maxim Integrated Products            125,808
      4,450    @    Micron Technology, Inc.               68,130
      3,000    @    National Semiconductor Corp.          65,970
        400    @    Novellus Systems, Inc.                12,576
      1,750    @    Teradyne, Inc.                        39,725
     12,500         Texas Instruments, Inc.              302,249
      2,450         Xilinx, Inc.                          81,610
                                                    ------------
                                                       2,863,335
                                                    ------------
                    SOFTWARE: 2.3%
      2,200         Adobe Systems, Inc.                  102,300
      1,300         Autodesk, Inc.                        55,653
      4,900         Automatic Data Processing            205,212
      2,300    @    BMC Software, Inc.                    42,550
      1,750    @    Citrix Systems, Inc.                  35,630
      4,350         Computer Associates Intl.,
                      Inc.                               122,061
      4,750    @    Compuware Corp.                       31,350
      2,050    @    Electronic Arts, Inc.                111,828
      6,370         First Data Corp.                     283,591
      1,750    @    Fiserv, Inc.                          68,058
      2,700         IMS Health, Inc.                      63,288
      1,750    @    Intuit, Inc.                          67,515
        250    @    Mercury Interactive Corp.             12,458
    106,950         Microsoft Corp.                    3,054,491
      2,350    @    Novell, Inc.                          19,717
     37,700    @    Oracle Corp.                         449,760
      2,700    @    Peoplesoft, Inc.                      49,950
      5,650    @    Siebel Systems, Inc.                  60,342
      3,050    @    Veritas Software Corp.                84,485
                                                    ------------
                                                       4,920,239
                                                    ------------
                    TELECOMMUNICATIONS: 2.4%
      2,300         Alltel Corp.                         116,426
      6,900         AT&T Corp.                           100,947
      7,900    @    AT&T Wireless Services, Inc.         113,128

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 1          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    TELECOMMUNICATIONS (CONTINUED)
      3,950    @    Avaya, Inc.                     $     62,371
     17,950         Bellsouth Corp.                      470,649
      1,200         CenturyTel, Inc.                      36,048
     49,750    @    Cisco Systems, Inc.                1,179,074
         50    @    Citizens Communications Co.              605
      1,200    @    Comverse Technology, Inc.             23,928
     11,700    @    Corning, Inc.                        152,802
     30,150    @    Lucent Technologies, Inc.            113,967
     29,300         Motorola, Inc.                       534,725
      8,100    @    Nextel Communications, Inc.          215,946
      7,950         Qualcomm, Inc.                       580,191
     23,850         SBC Communications, Inc.             578,363
      1,850         Scientific-Atlanta, Inc.              63,825
     10,600         Sprint Corp.-FON Group               186,560
      3,450    @    Tellabs, Inc.                         30,153
     20,500         Verizon Communications, Inc.         741,894
                                                    ------------
                                                       5,301,602
                                                    ------------
                    TEXTILES: 0.0%
      1,600         Cintas Corp.                          76,272
                                                    ------------
                                                          76,272
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
      1,900         Hasbro, Inc.                          36,100
                                                    ------------
                                                          36,100
                                                    ------------
                    TRANSPORTATION: 0.5%
      3,200         Burlington Northern Santa Fe
                      Corp.                              112,224
      2,200         FedEx Corp.                          179,718
      3,600         Norfolk Southern Corp.                95,472
        500         Ryder System, Inc.                    20,035
      8,450         United Parcel Service, Inc.          635,187
                                                    ------------
                                                       1,042,636
                                                    ------------
                    Total Common Stock
                      (Cost $76,402,722)              81,596,455
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.7%
                    FEDERAL HOME LOAN BANK: 27.3%
$70,000,000         4.090%, due 09/12/08            $ 59,154,061
                                                    ------------
                                                      59,154,061
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE CORPORATION:
                      18.4%
 45,200,000         4.030%, due 10/15/08              38,148,348
  1,927,000         4.030%, due 10/15/08               1,626,369
                                                    ------------
                                                      39,774,717
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $101,176,739)             98,928,778
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 8.9%
                    U.S. TREASURY STRIP PRINCIPAL: 8.9%
$22,380,000         3.660%, due 08/15/08            $ 19,295,521
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $20,143,407)              19,295,521
                                                    ------------
OTHER BONDS: 6.8%
                    REGIONAL(STATE/PROVINCE): 6.8%
 17,600,000         Tennessee Valley Authority,
                      4.160%, due 11/13/08            14,730,267
                                                    ------------
                    Total Other Bonds
                      (Cost $15,126,020)              14,730,267
                                                    ------------
                    Total Long-Term Investments
                      (Cost $212,848,888)            214,551,021
                                                    ------------
SHORT-TERM INVESTMENTS: 1.0%
  2,159,090         Goldman Sachs Repurchase
                      Agreement, dated 06/30/04,
                      1.500%, due 07/01/04,
                      $2,159,090 to be received
                      upon repurchase
                      (Collateralized by
                      $2,341,000 Federal National
                      Mortgage Association,
                      5.650%, Market Value plus
                      accrued interest $2,202,184,
                      due 03/16/29)                    2,159,000
                                                    ------------
                                                       2,159,000
                                                    ------------
                    Total Short-Term Investments
                      (Cost $2,159,000)                2,159,000
                                                    ------------

             TOTAL INVESTMENTS IN
               SECURITIES
               (COST $215,007,888)*         100.1%   $216,710,021
             OTHER ASSETS AND
               LIABILITIES-NET               (0.1)       (117,033)
                                            -----    ------------
             NET ASSETS                     100.0%   $216,592,988
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $215,132,675.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $ 6,549,021
      Gross Unrealized Depreciation                   (4,971,675)
                                                     -----------
      Net Unrealized Appreciation                    $ 1,577,346
                                                     ===========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 2          as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 35.6%
                    ADVERTISING: 0.1%
      2,820    @    Interpublic Group of Cos.,
                      Inc.                          $     38,719
      1,300         Omnicom Group                         98,657
                                                    ------------
                                                         137,376
                                                    ------------
                    AEROSPACE/DEFENSE: 0.6%
      6,460         Boeing Co.                           330,041
      1,850         General Dynamics Corp.               183,705
        680         Goodrich Corp.                        21,984
      2,560         Lockheed Martin Corp.                133,325
      1,900         Northrop Grumman Corp.               102,030
      2,000         Raytheon Co.                          71,540
      1,230         Rockwell Collins, Inc.                40,984
      2,790         United Technologies Corp.            255,229
                                                    ------------
                                                       1,138,838
                                                    ------------
                    AGRICULTURE: 0.4%
     11,560         Altria Group, Inc.                   578,578
      1,620         Monsanto Co.                          62,370
        570         RJ Reynolds Tobacco Holdings,
                      Inc.                                38,526
        950         UST, Inc.                             34,200
                                                    ------------
                                                         713,674
                                                    ------------
                    AIRLINES: 0.0%
        100         Southwest Airlines Co.                 1,677
                                                    ------------
                                                           1,677
                                                    ------------
                    APPAREL: 0.2%
        810         Jones Apparel Group, Inc.             31,979
        780         Liz Claiborne, Inc.                   28,064
      2,480         Nike, Inc.                           187,860
        350         Reebok Intl. Ltd.                     12,593
      1,050         VF Corp.                              51,135
                                                    ------------
                                                         311,631
                                                    ------------
                    AUTO MANUFACTURERS: 0.3%
     17,670         Ford Motor Co.                       276,536
      3,000         General Motors Corp.                 139,770
      1,670         Paccar, Inc.                          96,843
                                                    ------------
                                                         513,149
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
      1,180         Dana Corp.                            23,128
        450         Johnson Controls, Inc.                24,021
                                                    ------------
                                                          47,149
                                                    ------------
                    BANKS: 2.6%
      2,490         AmSouth Bancorp                       63,420
     15,660         Bank of America Corp.              1,325,148
      4,260         Bank of New York Co., Inc.           125,585
      6,110         Bank One Corp.                       311,610
      1,150         BB&T Corp.                            42,516
      1,200         Charter One Financial, Inc.           53,028
      1,240         Comerica, Inc.                        68,051
      3,150         Fifth Third Bancorp                  169,407
        750         First Horizon National Corp.          34,103
      1,510         Huntington Bancshares, Inc.           34,579
      2,820         KeyCorp                               84,290
        250         M & T Bank Corp.                      21,825
      1,580         Marshall & Ilsley Corp.               61,762
      3,000         Mellon Financial Corp.                87,990
      3,370         National City Corp.                  117,984
      1,040         North Fork
                      Bancorporation, Inc.                39,572
      1,470         Northern Trust Corp.                  62,152
      1,880         PNC Financial Services
                      Group, Inc.                         99,790
      1,430         Regions Financial Corp.               52,267
      1,880         SouthTrust Corp.                      72,963
      1,930         State Street Corp.                    94,647


  Shares                                               Value
----------------------------------------------------------------
      1,540         SunTrust Banks, Inc.            $    100,085
      1,650         Synovus Financial Corp.               41,778
        420         Union Planters Corp.                  12,520
     10,410         US Bancorp                           286,900
     12,800         Wachovia Corp.                       569,599
      9,610         Wells Fargo & Co.                    549,979
        470         Zions Bancorporation                  28,882
                                                    ------------
                                                       4,612,432
                                                    ------------
                    BEVERAGES: 1.0%
      1,850         Anheuser-Busch Cos., Inc.             99,900
        740         Brown-Forman Corp.                    35,720
     18,520         Coca-Cola Co.                        934,890
      2,660         Coca-Cola Enterprises, Inc.           77,113
      1,730         Pepsi Bottling Group, Inc.            52,834
      9,400         PepsiCo, Inc.                        506,472
                                                    ------------
                                                       1,706,929
                                                    ------------
                    BIOTECHNOLOGY: 0.3%
      7,140    @    Amgen, Inc.                          389,629
        750    @    Biogen IDEC, Inc.                     47,438
      1,210    @    Chiron Corp.                          54,014
        500    @    Genzyme Corp.                         23,665
        350    @    Millipore Corp.                       19,730
                                                    ------------
                                                         534,476
                                                    ------------
                    BUILDING MATERIALS: 0.1%
      1,410    @    American Standard Cos., Inc.          56,837
      4,250         Masco Corp.                          132,515
        990         Vulcan Materials Co.                  47,075
                                                    ------------
                                                         236,427
                                                    ------------
                    CHEMICALS: 0.5%
      1,450         Air Products & Chemicals, Inc.        76,053
        480         Ashland, Inc.                         25,349
      5,610         Dow Chemical Co.                     228,326
        450         Eastman Chemical Co.                  20,804
      1,580         Ecolab, Inc.                          50,086
      1,110         Engelhard Corp.                       35,864
        810    @    Hercules, Inc.                         9,874
        620         International Flavors &
                      Fragrances, Inc.                    23,188
      1,790         PPG Industries, Inc.                 111,857
      2,280         Praxair, Inc.                         90,995
      1,510         Rohm & Haas Co.                       62,786
        980         Sherwin-Williams Co.                  40,719
        500         Sigma-Aldrich Corp.                   29,805
                                                    ------------
                                                         805,706
                                                    ------------
                    COMMERCIAL SERVICES: 0.4%
      1,180    @    Apollo Group, Inc.                   104,182
      9,620         Cendant Corp.                        235,497
        340         Deluxe Corp.                          14,790
        830         Equifax, Inc.                         20,543
      1,010         H&R Block, Inc.                       48,157
        790         Moody's Corp.                         51,081
      2,750         Paychex, Inc.                         93,170
      1,250         Robert Half Intl., Inc.               37,213
        730         RR Donnelley & Sons Co.               24,105
                                                    ------------
                                                         628,738
                                                    ------------
                    COMPUTERS: 1.3%
      2,150    @    Apple Computer, Inc.                  69,961
      1,100    @    Computer Sciences Corp.               51,073
     14,160    @    Dell, Inc.                           507,211
     13,440    @    EMC Corp.                            153,216
      1,520    @    Gateway, Inc.                          6,840
     16,870         Hewlett-Packard Co.                  355,957
      9,440         International Business
                      Machines Corp.                     832,136
        690    @    Lexmark Intl., Inc.                   66,606
        720    @    NCR Corp.                             35,705

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 2          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
      3,310    @    Network Appliance, Inc.         $     71,264
      7,300    @    Sun Microsystems, Inc.                31,682
      1,720    @    Sungard Data Systems, Inc.            44,720
      2,310    @    Unisys Corp.                          32,063
                                                    ------------
                                                       2,258,434
                                                    ------------
                    COSMETICS/PERSONAL CARE: 1.1%
        675         Alberto-Culver Co.                    33,845
      2,700         Avon Products, Inc.                  124,578
      2,920         Colgate-Palmolive Co.                170,674
      9,660         Gillette Co.                         409,584
      2,740         Kimberly-Clark Corp.                 180,511
     19,610         Procter & Gamble Co.               1,067,568
                                                    ------------
                                                       1,986,760
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.1%
        900         Genuine Parts Co.                     35,712
        950         WW Grainger, Inc.                     54,625
                                                    ------------
                                                          90,337
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.9%
      7,140         American Express Co.                 366,853
        570         Bear Stearns Cos., Inc.               48,057
      1,680         Capital One Financial Corp.          114,878
      9,040         Charles Schwab Corp.                  86,874
     29,190         Citigroup, Inc.                    1,357,334
      2,670         Countrywide Financial Corp.          187,568
      2,200    @    E*TRADE Group, Inc.                   24,530
      5,370         Fannie Mae                           383,203
        700         Federated Investors, Inc.             21,238
      1,630         Franklin Resources, Inc.              81,630
      3,840         Freddie Mac                          243,072
      3,740         Goldman Sachs Group, Inc.            352,158
      1,450         Janus Capital Group, Inc.             23,911
     11,630         JP Morgan Chase & Co.                450,894
      1,540         Lehman Brothers Holdings, Inc.       115,885
      6,930         MBNA Corp.                           178,725
      7,360         Merrill Lynch & Co., Inc.            397,293
      6,280         Morgan Stanley                       331,396
      2,350    @    Providian Financial Corp.             34,475
      2,500         SLM Corp.                            101,125
        770         T Rowe Price Group, Inc.              38,808
                                                    ------------
                                                       4,939,907
                                                    ------------
                    ELECTRIC: 0.8%
      6,230    @    AES Corp.                             61,864
      1,050         Ameren Corp.                          45,108
      2,590         American Electric Power Co.,
                      Inc.                                82,880
      2,850         Centerpoint Energy, Inc.              32,775
        950         Cinergy Corp.                         36,100
        850    @    CMS Energy Corp.                       7,761
        550         Consolidated Edison, Inc.             21,868
      1,440         Constellation Energy Group,
                      Inc.                                54,576
      5,100         Duke Energy Corp.                    103,479
      3,230         Edison International                  82,591
      1,610         Entergy Corp.                         90,176
      4,000         Exelon Corp.                         133,159
      1,820         FirstEnergy Corp.                     68,086
      1,250         FPL Group, Inc.                       79,938
      1,920         NiSource, Inc.                        39,590
      2,840    @    PG&E Corp.                            79,350
        690         Pinnacle West Capital Corp.           27,869
      1,160         PPL Corp.                             53,244
        780         Progress Energy, Inc.                 34,359
      1,450         Public Service Enterprise
                      Group, Inc.                         58,044
      4,170         Southern Co.                         121,556


  Shares                                               Value
----------------------------------------------------------------
      2,790         TXU Corp.                       $    113,023
      2,730         Xcel Energy, Inc.                     45,618
                                                    ------------
                                                       1,473,014
                                                    ------------
                    ELECTRICAL COMPONENTS AND
                      EQUIPMENT: 0.1%
      2,360         Emerson Electric Co.                 149,978
                                                    ------------
                                                         149,978
                                                    ------------
                    ELECTRONICS: 0.2%
      3,180    @    Agilent Technologies, Inc.            93,109
      1,270         Applera Corp. -- Applied
                      Biosystems Group                    27,623
      1,260    @    Jabil Circuit, Inc.                   31,727
        810         Parker Hannifin Corp.                 48,163
        830         Perkinelmer, Inc.                     16,633
      4,370    @    Sanmina-SCI Corp.                     39,767
      5,980    @    Solectron Corp.                       38,691
      1,640         Symbol Technologies, Inc.             24,174
        490         Tektronix, Inc.                       16,670
      1,150    @    Thermo Electron Corp.                 35,351
        750    @    Waters Corp.                          35,835
                                                    ------------
                                                         407,743
                                                    ------------
                    ENTERTAINMENT: 0.1%
      2,310         International Game Technology         89,166
                                                    ------------
                                                          89,166
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.1%
      1,600    @    Allied Waste Industries, Inc.         21,088
      3,280         Waste Management, Inc.               100,532
                                                    ------------
                                                         121,620
                                                    ------------
                    FOOD: 0.4%
      3,470         Archer-Daniels-Midland Co.            58,227
      2,970         Conagra Foods, Inc.                   80,428
        800         General Mills, Inc.                   38,024
      1,500         Hershey Foods Corp.                   69,405
      2,400         HJ Heinz Co.                          94,080
      2,140         Kellogg Co.                           89,559
        850         McCormick & Co., Inc.                 28,900
        950    @    Safeway, Inc.                         24,073
      5,090         Sara Lee Corp.                       117,019
      1,040         Supervalu, Inc.                       31,834
      1,440         Sysco Corp.                           51,653
      1,220         WM Wrigley Jr. Co.                    76,921
                                                    ------------
                                                         760,123
                                                    ------------
                    FOREST PRODUCTS AND PAPER: 0.3%
        670         Boise Cascade Corp.                   25,219
      2,070         Georgia-Pacific Corp.                 76,549
      2,830         International Paper Co.              126,500
        900         Louisiana-Pacific Corp.               21,285
      1,150         MeadWestvaco Corp.                    33,799
        950         Plum Creek Timber Co., Inc.           30,951
        350         Temple-Inland, Inc.                   24,238
      1,870         Weyerhaeuser Co.                     118,034
                                                    ------------
                                                         456,575
                                                    ------------
                    GAS: 0.1%
      1,130         KeySpan Corp.                         41,471
      1,410         Sempra Energy                         48,546
                                                    ------------
                                                          90,017
                                                    ------------
                    HAND/MACHINE TOOLS: 0.1%
        550         Black & Decker Corp.                  34,172
        580         Snap-On, Inc.                         19,459
        750         Stanley Works                         34,185
                                                    ------------
                                                          87,816
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 2          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 1.3%
        380         Bausch & Lomb, Inc.             $     24,727
      4,010         Baxter Intl., Inc.                   138,385
      1,900         Becton Dickinson & Co.                98,420
      1,620         Biomet, Inc.                          71,993
      4,600    @    Boston Scientific Corp.              196,880
        680         CR Bard, Inc.                         38,522
      1,700         Guidant Corp.                         94,996
     16,820         Johnson & Johnson                    936,873
      6,630         Medtronic, Inc.                      323,014
        910    @    St. Jude Medical, Inc.                68,842
      2,220         Stryker Corp.                        122,100
      2,320    @    Zimmer Holdings, Inc.                204,624
                                                    ------------
                                                       2,319,376
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.4%
      1,090         Aetna, Inc.                           92,650
      1,220    @    Anthem, Inc.                         109,263
      1,100         HCA, Inc.                             45,749
      1,350    @    Humana, Inc.                          22,815
        600         Manor Care, Inc.                      19,608
        540         Quest Diagnostics                     45,873
      4,740         UnitedHealth Group, Inc.             295,065
      1,370    @    WellPoint Health Networks            153,454
                                                    ------------
                                                         784,477
                                                    ------------
                    HOME BUILDERS: 0.0%
        910         Centex Corp.                          41,633
                                                    ------------
                                                          41,633
                                                    ------------
                    HOME FURNISHINGS: 0.0%
      1,260         Leggett & Platt, Inc.                 33,655
        490         Whirlpool Corp.                       33,614
                                                    ------------
                                                          67,269
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
        600         Avery Dennison Corp.                  38,406
      1,130         Clorox Co.                            60,771
        810         Fortune Brands, Inc.                  61,099
                                                    ------------
                                                         160,276
                                                    ------------
                    INSURANCE: 1.9%
      2,650    @@   ACE Ltd.                             112,042
      2,870         Aflac, Inc.                          117,125
      5,330         Allstate Corp.                       248,111
        770         Ambac Financial Group, Inc.           56,549
     14,620         American Intl. Group               1,042,113
      1,780         AON Corp.                             50,677
      1,220         Chubb Corp.                           83,180
      1,220         Cigna Corp.                           83,948
      1,260         Cincinnati Financial Corp.            54,835
      1,500         Hartford Financial Services
                      Group, Inc.                        103,110
        350         Jefferson-Pilot Corp.                 17,780
      1,410         Lincoln National Corp.                66,623
      1,350         Loews Corp.                           80,946
      2,920         Marsh & McLennan Cos., Inc.          132,510
      1,040         MBIA, Inc.                            59,405
      4,160         Metlife, Inc.                        149,136
        630         MGIC Investment Corp.                 47,792
      2,200         Principal Financial Group             76,516
      2,110         Progressive Corp.                    179,983
      3,000         Prudential Financial, Inc.           139,410
        900         Safeco Corp.                          39,600
      6,350         St. Paul Cos.                        257,428
        740         Torchmark Corp.                       39,812
        770    @@   XL Capital Ltd.                       58,104
                                                    ------------
                                                       3,296,735
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    INTERNET: 0.3%
      3,530    @    eBay, Inc.                      $    324,583
        600    @    Monster Worldwide, Inc.               15,432
      2,730    @    Symantec Corp.                       119,519
      3,050    @    Yahoo!, Inc.                         110,807
                                                    ------------
                                                         570,341
                                                    ------------
                    IRON/STEEL: 0.0%
        520         Nucor Corp.                           39,915
        700         United States Steel Corp.             24,584
                                                    ------------
                                                          64,499
                                                    ------------
                    LEISURE TIME: 0.2%
        670         Brunswick Corp.                       27,336
      3,480         Carnival Corp.                       163,560
      1,640         Harley-Davidson, Inc.                101,582
        990         Sabre Holdings Corp.                  27,433
                                                    ------------
                                                         319,911
                                                    ------------
                    LODGING: 0.1%
        700         Harrah's Entertainment, Inc.          37,870
      2,450         Hilton Hotels Corp.                   45,717
      1,340         Marriott Intl., Inc.                  66,839
      1,380         Starwood Hotels & Resorts
                      Worldwide, Inc.                     61,893
                                                    ------------
                                                         212,319
                                                    ------------
                    MACHINERY -- CONSTRUCTION AND
                      MINING: 0.1%
      2,660         Caterpillar, Inc.                    211,310
                                                    ------------
                                                         211,310
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.1%
        300         Cummins, Inc.                         18,750
      2,370         Deere & Co.                          166,232
      1,540         Rockwell Automation, Inc.             57,765
                                                    ------------
                                                         242,747
                                                    ------------
                    MEDIA: 1.0%
      3,450         Clear Channel Communications,
                      Inc.                               127,478
        570         Dow Jones & Co., Inc.                 25,707
      1,490         Gannett Co., Inc.                    126,427
        200         Knight-Ridder, Inc.                   14,400
      1,800         McGraw-Hill Cos., Inc.               137,826
        270         Meredith Corp.                        14,839
      1,040         New York Times Co.                    46,498
     25,940    @    Time Warner, Inc.                    456,025
      2,200         Tribune Co.                          100,188
      9,620         Viacom, Inc.                         343,626
     11,180         Walt Disney Co.                      284,978
                                                    ------------
                                                       1,677,992
                                                    ------------
                    MINING: 0.2%
      5,130         Alcoa, Inc.                          169,445
      1,040         Newmont Mining Corp.                  40,310
        920         Phelps Dodge Corp.                    71,309
                                                    ------------
                                                         281,064
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 2.2%
      7,570         3M Co.                               681,376
        590         Cooper Industries Ltd.                35,052
        450         Crane Co.                             14,126
      1,690         Danaher Corp.                         87,627
      1,150         Dover Corp.                           48,415
        660         Eastman Kodak Co.                     17,807
        880         Eaton Corp.                           56,971
     57,670         General Electric Co.               1,868,507
      4,660         Honeywell Intl., Inc.                170,696
      1,670         Illinois Tool Works, Inc.            160,136
        380    @@   Ingersoll-Rand Co.                    25,958
        580         ITT Industries, Inc.                  48,140

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 2          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
        780         Pall Corp.                      $     20,428
        860         Textron, Inc.                         51,041
     15,220    @@   Tyco Intl. Ltd.                      504,391
                                                    ------------
                                                       3,790,671
                                                    ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.1%
      1,540         Pitney Bowes, Inc.                    68,145
      4,980    @    Xerox Corp.                           72,210
                                                    ------------
                                                         140,355
                                                    ------------
                    OIL AND GAS: 2.4%
        670         Amerada Hess Corp.                    53,057
      1,670         Anadarko Petroleum Corp.              97,862
      1,670         Apache Corp.                          72,729
      3,020         Burlington Resources, Inc.           109,264
      9,540         ChevronTexaco Corp.                  897,808
      3,850         ConocoPhillips                       293,717
      2,250         Devon Energy Corp.                   148,500
        740         EOG Resources, Inc.                   44,185
     42,720         Exxon Mobil Corp.                  1,897,194
        310         Kerr-McGee Corp.                      16,669
      2,610         Marathon Oil Corp.                    98,762
        330   @,@@  Nabors Industries Ltd.                14,923
        800    @    Noble Corp.                           30,312
      3,640         Occidental Petroleum Corp.           176,212
        640         Sunoco, Inc.                          40,717
        740    @    Transocean, Inc.                      21,416
      1,730         Unocal Corp.                          65,740
      1,250         Valero Energy Corp.                   92,200
                                                    ------------
                                                       4,171,267
                                                    ------------
                    OIL AND GAS SERVICES: 0.1%
        750         Baker Hughes, Inc.                    28,238
        850    @    BJ Services Co.                       38,964
      1,350         Schlumberger Ltd.                     85,738
                                                    ------------
                                                         152,940
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.1%
        360         Ball Corp.                            25,938
        860         Bemis Co.                             24,295
      1,220    @    Pactiv Corp.                          30,427
        510    @    Sealed Air Corp.                      27,168
                                                    ------------
                                                         107,828
                                                    ------------
                    PHARMACEUTICALS: 2.2%
      3,540         Abbott Laboratories                  144,290
        710         Allergan, Inc.                        63,559
        600         Amerisourcebergen Corp.               35,868
     10,490         Bristol-Myers Squibb Co.             257,005
      2,450         Cardinal Health, Inc.                171,623
      3,350    @    Caremark Rx, Inc.                    110,349
      6,220         Eli Lilly & Co.                      434,840
        540    @    Express Scripts, Inc.                 42,784
      2,010    @    Forest Laboratories, Inc.            113,826
        900    @    Hospira Inc                           24,840
      1,440    @    King Pharmaceuticals, Inc.            16,488
      1,520    @    Medco Health Solutions, Inc.          57,000
     12,680         Merck & Co., Inc.                    602,300
      1,600         Mylan Laboratories                    32,400
     43,190         Pfizer, Inc.                       1,480,553
        750    @    Watson Pharmaceuticals, Inc.          20,175
      7,330         Wyeth                                265,053
                                                    ------------
                                                       3,872,953
                                                    ------------
                    PIPELINES: 0.0%
        840         Kinder Morgan, Inc.                   49,804
      2,750         Williams Cos., Inc.                   32,725
                                                    ------------
                                                          82,529
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    REAL ESTATE INVESTMENT TRUSTS: 0.0%
        480         Simon Property Group, Inc.      $     24,682
                                                    ------------
                                                          24,682
                                                    ------------
                    RETAIL: 2.4%
        550    @    Autonation, Inc.                       9,405
        450    @    Autozone, Inc.                        36,045
      1,590    @    Bed Bath & Beyond, Inc.               61,136
      2,960         Best Buy Co., Inc.                   150,190
      1,170    @    Circuit City Stores, Inc.             15,152
      2,630         Costco Wholesale Corp.               108,014
      2,200         CVS Corp.                             92,444
      1,200         Darden Restaurants, Inc.              24,660
      1,810         Dollar General Corp.                  35,404
        420         Family Dollar Stores                  12,776
      1,710         Federated Department Stores           83,961
      8,830         Gap, Inc.                            214,128
     12,950         Home Depot, Inc.                     455,839
      1,550         JC Penney Co., Inc.                   58,528
      4,320         Limited Brands                        80,784
      4,280         Lowe's Cos., Inc.                    224,913
      1,650         May Department Stores Co.             45,359
      9,550         McDonald's Corp.                     248,299
        980         Nordstrom, Inc.                       41,758
      2,080    @    Office Depot, Inc.                    37,253
      1,450         RadioShack Corp.                      41,514
      1,280         Sears Roebuck And Co.                 48,333
      3,680         Staples, Inc.                        107,861
      3,080    @    Starbucks Corp.                      133,918
      5,050         Target Corp.                         214,474
      3,340         TJX Cos., Inc.                        80,628
      1,220    @    Toys R US, Inc.                       19,435
     24,540         Wal-Mart Stores, Inc.              1,294,729
      5,740         Walgreen Co.                         207,845
        970         Wendy's Intl., Inc.                   33,795
      1,580         Yum! Brands, Inc.                     58,808
                                                    ------------
                                                       4,277,388
                                                    ------------
                    SAVINGS AND LOANS: 0.2%
        820         Golden West Financial Corp.           87,207
      4,990         Washington Mutual, Inc.              192,814
                                                    ------------
                                                         280,021
                                                    ------------
                    SEMICONDUCTORS: 1.3%
      2,050    @    Advanced Micro Devices, Inc.          32,595
      2,060    @    Altera Corp.                          45,773
      2,400         Analog Devices, Inc.                 112,992
      9,610    @    Applied Materials, Inc.              188,548
      2,250    @    Applied Micro Circuits Corp.          11,970
      1,650    @    Broadcom Corp.                        77,171
     36,810         Intel Corp.                        1,015,955
      1,250    @    Kla-Tencor Corp.                      61,725
      2,080         Linear Technology Corp.               82,098
      2,290    @    LSI Logic Corp.                       17,450
      1,820         Maxim Integrated Products             95,404
      3,400    @    Micron Technology, Inc.               52,054
      2,340    @    National Semiconductor Corp.          51,457
        990    @    Novellus Systems, Inc.                31,126
      1,150    @    Teradyne, Inc.                        26,105
      9,570         Texas Instruments, Inc.              231,403
      2,540         Xilinx, Inc.                          84,607
                                                    ------------
                                                       2,218,433
                                                    ------------
                    SOFTWARE: 2.1%
      1,680         Adobe Systems, Inc.                   78,120
        990         Autodesk, Inc.                        42,382
      3,280         Automatic Data Processing            137,366
      1,550    @    BMC Software, Inc.                    28,675
      1,350    @    Citrix Systems, Inc.                  27,486
      3,340         Computer Associates Intl.,
                      Inc.                                93,720
      2,290    @    Compuware Corp.                       15,114
      2,040    @    Electronic Arts, Inc.                111,282
      4,888         First Data Corp.                     217,614

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 2          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
      1,350    @    Fiserv, Inc.                    $     52,502
      2,070         IMS Health, Inc.                      48,521
      1,420    @    Intuit, Inc.                          54,784
        560    @    Mercury Interactive Corp.             27,905
     81,760         Microsoft Corp.                    2,335,065
      2,250    @    Novell, Inc.                          18,878
     28,980    @    Oracle Corp.                         345,731
      2,060    @    Peoplesoft, Inc.                      38,110
      2,700    @    Siebel Systems, Inc.                  28,836
      2,330    @    Veritas Software Corp.                64,541
                                                    ------------
                                                       3,766,632
                                                    ------------
                    TELECOMMUNICATIONS: 2.3%
      2,070         Alltel Corp.                         104,783
      4,190         AT&T Corp.                            61,300
      6,050    @    AT&T Wireless Services, Inc.          86,636
      3,330    @    Avaya, Inc.                           52,581
     13,740         Bellsouth Corp.                      360,263
      1,060         CenturyTel, Inc.                      31,842
     38,060    @    Cisco Systems, Inc.                  902,021
      1,850    @    Citizens Communications Co.           22,385
        920    @    Comverse Technology, Inc.             18,345
      8,890    @    Corning, Inc.                        116,103
     28,000    @    Lucent Technologies, Inc.            105,840
     22,360         Motorola, Inc.                       408,070
      6,150    @    Nextel Communications, Inc.          163,959
      6,040         Qualcomm, Inc.                       440,799
     18,310         SBC Communications, Inc.             444,018
      1,660         Scientific-Atlanta, Inc.              57,270
      8,060         Sprint Corp.-FON Group               141,856
      2,550    @    Tellabs, Inc.                         22,287
     15,700         Verizon Communications, Inc.         568,183
                                                    ------------
                                                       4,108,541
                                                    ------------
                    TEXTILES: 0.0%
      1,090         Cintas Corp.                          51,960
                                                    ------------
                                                          51,960
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
      1,430         Hasbro, Inc.                          27,170
                                                    ------------
                                                          27,170
                                                    ------------
                    TRANSPORTATION: 0.4%
      2,550         Burlington Northern
                      Santa Fe Corp.                      89,429
      1,650         FedEx Corp.                          134,789
      2,600         Norfolk Southern Corp.                68,952
        420         Ryder System, Inc.                    16,829
      6,230         United Parcel Service, Inc.          468,309
                                                    ------------
                                                         778,308
                                                    ------------
                    Total Common Stock (Cost
                      $59,284,431)                    62,401,319
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
         U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.5%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION:
                      25.8%
$55,000,000         4.480%, due 03/15/09            $ 45,301,960
                                                    ------------
                                                      45,301,960
                                                    ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 26.7%
 56,000,000         4.130%, due 12/15/08              46,753,560
                                                    ------------
                                                      46,753,560
                                                    ------------
                    Total U.S. Government Agency
                      Obligations (Cost
                      $94,286,994)                    92,055,520
                                                    ------------
U.S. TREASURY OBLIGATIONS: 11.0%
                    U.S. TREASURY STRIP PRINCIPAL: 11.0%
 22,651,000         3.770%, due 11/15/08              19,263,135
                                                    ------------
                    Total U.S. Treasury
                      Obligations (Cost
                      $19,994,726)                    19,263,135
                                                    ------------
                    Total Long-Term Investments
                      (Cost $173,566,151)            173,719,974
                                                    ------------
SHORT-TERM INVESTMENTS: 1.0%
  1,746,000         Goldman Sachs Repurchase
                      Agreement, dated 06/30/04,
                      1.500%, due 07/01/04,
                      $1,746,073 to be received
                      upon repurchase
                      (Collateralized by
                      $1,634,000 U.S. Treasury
                      Bond, 6.000%, Market Value
                      plus accrued interest
                      $1,781,955, due 02/15/26)        1,746,000
                                                    ------------
                    Total Short-Term Investments
                      (Cost $1,746,000)                1,746,000
                                                    ------------

             TOTAL INVESTMENTS IN
               SECURITIES
               (COST $175,312,151)*         100.1%   $175,465,974
             OTHER ASSETS AND
               LIABILITIES-NET               (0.1)       (107,203)
                                            -----    ------------
             NET ASSETS                     100.0%   $175,358,771
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $175,312,065.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $ 4,275,975
      Gross Unrealized Depreciation                   (4,122,066)
                                                     -----------
      Net Unrealized Appreciation                    $   153,909
                                                     ===========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 3          as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
COMMON STOCK: 35.2%
                     ADVERTISING: 0.1%
       3,500    @    Interpublic Group of Cos.,
                       Inc.                         $     48,055
       1,710         Omnicom Group                       129,772
                                                    ------------
                                                         177,827
                                                    ------------
                     AEROSPACE/DEFENSE: 0.7%
      10,180         Boeing Co.                          520,096
       2,900         General Dynamics Corp.              287,970
       1,390         Goodrich Corp.                       44,939
       4,050         Lockheed Martin Corp.               210,924
       3,400         Northrop Grumman Corp.              182,580
       3,550         Raytheon Co.                        126,984
       1,540         Rockwell Collins, Inc.               51,313
       4,630         United Technologies Corp.           423,552
                                                    ------------
                                                       1,848,358
                                                    ------------
                     AGRICULTURE: 0.4%
      18,180         Altria Group, Inc.                  909,909
       2,370         Monsanto Co.                         91,245
         780         RJ Reynolds Tobacco Holdings,
                       Inc.                               52,720
       1,500         UST, Inc.                            54,000
                                                    ------------
                                                       1,107,874
                                                    ------------
                     AIRLINES: 0.0%
       2,900         Southwest Airlines Co.               48,633
                                                    ------------
                                                          48,633
                                                    ------------
                     APPAREL: 0.2%
       1,020         Jones Apparel Group, Inc.            40,270
       1,010         Liz Claiborne, Inc.                  36,340
       3,940         Nike, Inc.                          298,454
         460         Reebok Intl. Ltd.                    16,551
       1,050         VF Corp.                             51,135
                                                    ------------
                                                         442,750
                                                    ------------
                     AUTO MANUFACTURERS: 0.3%
      28,250         Ford Motor Co.                      442,113
       5,130         General Motors Corp.                239,007
       2,470         Paccar, Inc.                        143,235
                                                    ------------
                                                         824,355
                                                    ------------
                     AUTO PARTS AND EQUIPMENT: 0.0%
       1,860         Dana Corp.                           36,456
         680         Johnson Controls, Inc.               36,298
                                                    ------------
                                                          72,754
                                                    ------------
                     BANKS: 2.7%
       3,030         AmSouth Bancorp                      77,174
      24,344         Bank of America Corp.             2,059,988
       7,060         Bank of New York Co., Inc.          208,129
       9,990         Bank One Corp.                      509,490
       1,900         BB&T Corp.                           70,243
       1,920         Charter One Financial, Inc.          84,845
       1,560         Comerica, Inc.                       85,613
       5,050         Fifth Third Bancorp                 271,589
         830         First Horizon National Corp.         37,740
       2,060         Huntington Bancshares, Inc.          47,174
       4,600         KeyCorp                             137,494
         400         M & T Bank Corp.                     34,920
       1,930         Marshall & Ilsley Corp.              75,444
       3,870         Mellon Financial Corp.              113,507
       5,360         National City Corp.                 187,654
       1,320         North Fork Bancorporation,
                       Inc.                               50,226
       2,000         Northern Trust Corp.                 84,560
       2,450         PNC Financial Services Group,
                       Inc.                              130,046
       2,030         Regions Financial Corp.              74,197
       3,070         SouthTrust Corp.                    119,147
       3,050         State Street Corp.                  149,572


   Shares                                              Value
----------------------------------------------------------------
       2,530         SunTrust Banks, Inc.           $    164,425
       2,600         Synovus Financial Corp.              65,832
       1,570         Union Planters Corp.                 46,802
      17,360         US Bancorp                          478,442
      20,170         Wachovia Corp.                      897,564
      15,240         Wells Fargo & Co.                   872,184
         800         Zions Bancorporation                 49,160
                                                    ------------
                                                       7,183,161
                                                    ------------
                     BEVERAGES: 1.0%
       2,880         Anheuser-Busch Cos., Inc.           155,520
       1,110         Brown-Forman Corp.                   53,580
      29,070         Coca-Cola Co.                     1,467,454
       4,260         Coca-Cola Enterprises, Inc.         123,497
       2,280         Pepsi Bottling Group, Inc.           69,631
      15,290         PepsiCo, Inc.                       823,825
                                                    ------------
                                                       2,693,507
                                                    ------------
                     BIOTECHNOLOGY: 0.3%
      12,150    @    Amgen, Inc.                         663,025
       1,160    @    Biogen IDEC, Inc.                    73,370
       1,740    @    Chiron Corp.                         77,674
         800    @    Genzyme Corp.                        37,864
         550    @    Millipore Corp.                      31,004
                                                    ------------
                                                         882,937
                                                    ------------
                     BUILDING MATERIALS: 0.1%
       2,010    @    American Standard Cos., Inc.         81,023
       6,970         Masco Corp.                         217,324
       1,350         Vulcan Materials Co.                 64,193
                                                    ------------
                                                         362,540
                                                    ------------
                     CHEMICALS: 0.4%
       2,250         Air Products & Chemicals,
                       Inc.                              118,013
         590         Ashland, Inc.                        31,158
       8,980         Dow Chemical Co.                    365,485
         700         Eastman Chemical Co.                 32,361
       2,480         Ecolab, Inc.                         78,616
       1,700         Engelhard Corp.                      54,927
         730         International Flavors &
                       Fragrances, Inc.                   27,302
       2,870         PPG Industries, Inc.                179,345
       2,880         Praxair, Inc.                       114,941
       1,960         Rohm & Haas Co.                      81,497
       1,350         Sherwin-Williams Co.                 56,093
         650         Sigma-Aldrich Corp.                  38,747
                                                    ------------
                                                       1,178,485
                                                    ------------
                     COMMERCIAL SERVICES: 0.4%
       1,540    @    Apollo Group, Inc.                  135,967
      15,760         Cendant Corp.                       385,804
         480         Deluxe Corp.                         20,880
       1,930         Equifax, Inc.                        47,768
       2,140         H&R Block, Inc.                     102,035
       1,300         Moody's Corp.                        84,058
       4,360         Paychex, Inc.                       147,717
       1,740         Robert Half Intl., Inc.              51,800
       1,850         RR Donnelley & Sons Co.              61,087
                                                    ------------
                                                       1,037,116
                                                    ------------
                     COMPUTERS: 1.3%
       3,290    @    Apple Computer, Inc.                107,057
       1,750    @    Computer Sciences Corp.              81,253
      22,770    @    Dell, Inc.                          815,621
      21,340    @    EMC Corp.                           243,276
       3,550    @    Gateway, Inc.                        15,975
      27,230         Hewlett-Packard Co.                 574,553
      14,970         International Business
                       Machines Corp.                  1,319,605
       1,470    @    Lexmark Intl., Inc.                 141,899
       1,200    @    NCR Corp.                            59,508
       5,410    @    Network Appliance, Inc.             116,477

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 3          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
                     COMPUTERS (CONTINUED)
      11,600    @    Sun Microsystems, Inc.         $     50,344
       2,770    @    Sungard Data Systems, Inc.           72,020
       2,670    @    Unisys Corp.                         37,060
                                                    ------------
                                                       3,634,648
                                                    ------------
                     COSMETICS/PERSONAL CARE: 1.1%
         830         Alberto-Culver Co.                   41,616
       4,250         Avon Products, Inc.                 196,095
       4,880         Colgate-Palmolive Co.               285,236
      15,610         Gillette Co.                        661,864
       4,600         Kimberly-Clark Corp.                303,048
      30,760         Procter & Gamble Co.              1,674,575
                                                    ------------
                                                       3,162,434
                                                    ------------
                     DISTRIBUTION/WHOLESALE: 0.1%
       1,450         Genuine Parts Co.                    57,536
       1,500         WW Grainger, Inc.                    86,250
                                                    ------------
                                                         143,786
                                                    ------------
                     DIVERSIFIED FINANCIAL SERVICES: 2.9%
      11,640         American Express Co.                598,063
         930         Bear Stearns Cos., Inc.              78,408
       2,780         Capital One Financial Corp.         190,096
      12,430         Charles Schwab Corp.                119,452
      45,540         Citigroup, Inc.                   2,117,609
       4,205         Countrywide Financial Corp.         295,401
       3,500    @    E*TRADE Group, Inc.                  39,025
       8,690         Fannie Mae                          620,118
         860         Federated Investors, Inc.            26,092
       2,320         Franklin Resources, Inc.            116,186
       6,240         Freddie Mac                         394,992
       5,810         Goldman Sachs Group, Inc.           547,070
       2,250         Janus Capital Group, Inc.            37,103
      18,480         JP Morgan Chase & Co.               716,470
       2,420         Lehman Brothers Holdings,
                       Inc.                              182,105
      11,320         MBNA Corp.                          291,943
      11,780         Merrill Lynch & Co., Inc.           635,884
       9,940         Morgan Stanley                      524,534
       3,120    @    Providian Financial Corp.            45,770
       4,050         SLM Corp.                           163,823
       1,050         T Rowe Price Group, Inc.             52,920
                                                    ------------
                                                       7,793,064
                                                    ------------
                     ELECTRIC: 0.8%
       9,780    @    AES Corp.                            97,115
       1,750         Ameren Corp.                         75,180
       3,580         American Electric Power Co.,
                       Inc.                              114,560
       4,400         Centerpoint Energy, Inc.             50,600
       1,550         Cinergy Corp.                        58,900
         850         Consolidated Edison, Inc.            33,796
       1,880         Constellation Energy Group,
                       Inc.                               71,252
       9,650         Duke Energy Corp.                   195,799
       5,140         Edison International                131,430
       2,080         Entergy Corp.                       116,501
       6,660         Exelon Corp.                        221,710
       3,030         FirstEnergy Corp.                   113,352
       1,670         FPL Group, Inc.                     106,797
       2,180         NiSource, Inc.                       44,952
       3,770    @    PG&E Corp.                          105,334
         730         Pinnacle West Capital Corp.          29,485
       1,630         PPL Corp.                            74,817
       1,000         Progress Energy, Inc.                44,050
       2,040         Public Service Enterprise
                       Group, Inc.                        81,661
       6,280         Southern Co.                        183,062
       4,800         TXU Corp.                           194,448
       3,670         Xcel Energy, Inc.                    61,326
                                                    ------------
                                                       2,206,127
                                                    ------------


   Shares                                              Value
----------------------------------------------------------------
                     ELECTRICAL COMPONENTS AND
                       EQUIPMENT: 0.1%
       3,860         Emerson Electric Co.           $    245,303
                                                    ------------
                                                         245,303
                                                    ------------
                     ELECTRONICS: 0.2%
       4,270    @    Agilent Technologies, Inc.          125,027
       1,720         Applera Corp. -- Applied
                       Biosystems Group                   37,410
       1,780    @    Jabil Circuit, Inc.                  44,820
       1,560         Parker Hannifin Corp.                92,758
         960         Perkinelmer, Inc.                    19,238
       7,160    @    Sanmina-SCI Corp.                    65,156
       8,060    @    Solectron Corp.                      52,148
       2,030         Symbol Technologies, Inc.            29,922
         650         Tektronix, Inc.                      22,113
       1,360    @    Thermo Electron Corp.                41,806
       1,150    @    Waters Corp.                         54,947
                                                    ------------
                                                         585,345
                                                    ------------
                     ENTERTAINMENT: 0.0%
       3,000         International Game Technology       115,800
                                                    ------------
                                                         115,800
                                                    ------------
                     ENVIRONMENTAL CONTROL: 0.1%
       3,100    @    Allied Waste Industries, Inc.        40,858
       5,350         Waste Management, Inc.              163,978
                                                    ------------
                                                         204,836
                                                    ------------
                     FOOD: 0.4%
       1,250         Albertson's, Inc.                    33,175
       5,710         Archer-Daniels-Midland Co.           95,814
       4,770         Conagra Foods, Inc.                 129,172
       1,300         General Mills, Inc.                  61,789
       2,400         Hershey Foods Corp.                 111,048
       3,170         HJ Heinz Co.                        124,264
       3,770         Kellogg Co.                         157,775
       1,400         McCormick & Co., Inc.                47,600
       1,550    @    Safeway, Inc.                        39,277
       6,980         Sara Lee Corp.                      160,469
       2,290         Supervalu, Inc.                      70,097
       2,390         Sysco Corp.                          85,729
       2,040         WM Wrigley Jr. Co.                  128,622
                                                    ------------
                                                       1,244,831
                                                    ------------
                     FOREST PRODUCTS AND PAPER: 0.2%
         350         Boise Cascade Corp.                  13,174
       3,230         Georgia-Pacific Corp.               119,445
       4,310         International Paper Co.             192,657
       1,380         Louisiana-Pacific Corp.              32,637
       1,800         MeadWestvaco Corp.                   52,902
       1,600         Plum Creek Timber Co., Inc.          52,128
         450         Temple-Inland, Inc.                  31,163
       2,940         Weyerhaeuser Co.                    185,573
                                                    ------------
                                                         679,679
                                                    ------------
                     GAS: 0.1%
       1,500         KeySpan Corp.                        55,050
       3,030         Sempra Energy                       104,323
                                                    ------------
                                                         159,373
                                                    ------------
                     HAND/MACHINE TOOLS: 0.0%
         980         Black & Decker Corp.                 60,887
         590         Snap-On, Inc.                        19,795
       1,070         Stanley Works                        48,771
                                                    ------------
                                                         129,453
                                                    ------------
                     HEALTHCARE -- PRODUCTS: 1.3%
         470         Bausch & Lomb, Inc.                  30,583
       5,390         Baxter Intl., Inc.                  186,009
       3,030         Becton Dickinson & Co.              156,954

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 3          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
                     HEALTHCARE -- PRODUCTS (CONTINUED)
       2,220         Biomet, Inc.                   $     98,657
       7,280    @    Boston Scientific Corp.             311,584
         980         CR Bard, Inc.                        55,517
       2,830         Guidant Corp.                       158,140
      26,860         Johnson & Johnson                 1,496,102
      10,850         Medtronic, Inc.                     528,612
       1,600    @    St. Jude Medical, Inc.              121,040
       3,540         Stryker Corp.                       194,700
       3,680    @    Zimmer Holdings, Inc.               324,576
                                                    ------------
                                                       3,662,474
                                                    ------------
                     HEALTHCARE -- SERVICES: 0.4%
       1,880         Aetna, Inc.                         159,800
       1,670    @    Anthem, Inc.                        149,565
       1,750         HCA, Inc.                            72,783
       2,300    @    Humana, Inc.                         38,870
       1,060         Manor Care, Inc.                     34,641
         910         Quest Diagnostics                    77,305
       7,520         UnitedHealth Group, Inc.            468,119
       2,300    @    WellPoint Health Networks           257,623
                                                    ------------
                                                       1,258,706
                                                    ------------
                     HOME BUILDERS: 0.0%
       1,130         Centex Corp.                         51,698
                                                    ------------
                                                          51,698
                                                    ------------
                     HOME FURNISHINGS: 0.0%
       1,570         Leggett & Platt, Inc.                41,935
         690         Whirlpool Corp.                      47,334
                                                    ------------
                                                          89,269
                                                    ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.1%
         950         Avery Dennison Corp.                 60,810
       1,960         Clorox Co.                          105,408
       1,300         Fortune Brands, Inc.                 98,059
                                                    ------------
                                                         264,277
                                                    ------------
                     INSURANCE: 1.8%
       3,940    @@   ACE Ltd.                            166,583
       4,670         Aflac, Inc.                         190,583
       8,530         Allstate Corp.                      397,072
         990         Ambac Financial Group, Inc.          72,706
      23,090         American Intl. Group              1,645,854
       2,800         AON Corp.                            79,716
       2,190         Chubb Corp.                         149,314
       2,010         Cigna Corp.                         138,308
       1,575         Cincinnati Financial Corp.           68,544
       2,500         Hartford Financial Services
                       Group, Inc.                       171,850
         530         Jefferson-Pilot Corp.                26,924
       2,360         Lincoln National Corp.              111,510
       2,200         Loews Corp.                         131,912
       4,580         Marsh & McLennan Cos., Inc.         207,840
       1,280         MBIA, Inc.                           73,114
       6,890         Metlife, Inc.                       247,007
         880         MGIC Investment Corp.                66,757
       2,890         Principal Financial Group           100,514
       3,370         Progressive Corp.                   287,461
       4,950         Prudential Financial, Inc.          230,027
       1,250         Safeco Corp.                         55,000
      10,000         St. Paul Cos.                       405,399
       1,080         Torchmark Corp.                      58,104
       1,230    @@   XL Capital Ltd.                      92,816
                                                    ------------
                                                       5,174,915
                                                    ------------
                     INTERNET: 0.3%
       5,750    @    eBay, Inc.                          528,713
         890    @    Monster Worldwide, Inc.              22,891


   Shares                                              Value
----------------------------------------------------------------
       4,640    @    Symantec Corp.                 $    203,139
       4,700    @    Yahoo!, Inc.                        170,751
                                                    ------------
                                                         925,494
                                                    ------------
                     IRON/STEEL: 0.0%
         660         Nucor Corp.                          50,662
       1,060         United States Steel Corp.            37,227
                                                    ------------
                                                          87,889
                                                    ------------
                     LEISURE TIME: 0.2%
       1,590         Brunswick Corp.                      64,872
       5,650         Carnival Corp.                      265,550
       2,750         Harley-Davidson, Inc.               170,335
       1,300         Sabre Holdings Corp.                 36,023
                                                    ------------
                                                         536,780
                                                    ------------
                     LODGING: 0.1%
       1,070         Harrah's Entertainment, Inc.         57,887
       3,540         Hilton Hotels Corp.                  66,056
       2,100         Marriott Intl., Inc.                104,748
       1,720         Starwood Hotels & Resorts
                       Worldwide, Inc.                    77,142
                                                    ------------
                                                         305,833
                                                    ------------
                     MACHINERY -- CONSTRUCTION AND MINING: 0.1%
       4,200         Caterpillar, Inc.                   333,648
                                                    ------------
                                                         333,648
                                                    ------------
                     MACHINERY -- DIVERSIFIED: 0.1%
         500         Cummins, Inc.                        31,250
       3,710         Deere & Co.                         260,219
       1,580         Rockwell Automation, Inc.            59,266
                                                    ------------
                                                         350,735
                                                    ------------
                     MEDIA: 1.0%
       5,550         Clear Channel Communications,
                       Inc.                              205,073
         780         Dow Jones & Co., Inc.                35,178
       2,390         Gannett Co., Inc.                   202,792
         700         Knight-Ridder, Inc.                  50,400
       2,930         McGraw-Hill Cos., Inc.              224,350
         370         Meredith Corp.                       20,335
       1,430         New York Times Co.                   63,935
      40,590    @    Time Warner, Inc.                   713,572
       2,950         Tribune Co.                         134,343
      15,760         Viacom, Inc.                        562,947
      18,490         Walt Disney Co.                     471,310
                                                    ------------
                                                       2,684,235
                                                    ------------
                     MINING: 0.1%
       7,800         Alcoa, Inc.                         257,634
       1,630         Newmont Mining Corp.                 63,179
       1,270         Phelps Dodge Corp.                   98,438
                                                    ------------
                                                         419,251
                                                    ------------
                     MISCELLANEOUS MANUFACTURING: 2.1%
      11,720         3M Co.                            1,054,918
         890         Cooper Industries Ltd.               52,875
         590         Crane Co.                            18,520
       2,720         Danaher Corp.                       141,032
       1,710         Dover Corp.                          71,991
       1,040         Eastman Kodak Co.                    28,059
       1,280         Eaton Corp.                          82,867
      91,820         General Electric Co.              2,974,969
       7,680         Honeywell Intl., Inc.               281,318
       2,760         Illinois Tool Works, Inc.           264,656
         630    @@   Ingersoll-Rand Co.                   43,035
         780         ITT Industries, Inc.                 64,740
       1,210         Pall Corp.                           31,690

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 3          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
                     MISCELLANEOUS MANUFACTURING (CONTINUED)
       1,240         Textron, Inc.                  $     73,594
      24,200    @@   Tyco Intl. Ltd.                     801,988
                                                    ------------
                                                       5,986,252
                                                    ------------
                     OFFICE/BUSINESS EQUIPMENT: 0.1%
       2,010         Pitney Bowes, Inc.                   88,943
       7,370    @    Xerox Corp.                         106,865
                                                    ------------
                                                         195,808
                                                    ------------
                     OIL AND GAS: 2.5%
         720         Amerada Hess Corp.                   57,017
       2,180         Anadarko Petroleum Corp.            127,748
       2,990         Apache Corp.                        130,215
       5,790         Burlington Resources, Inc.          209,482
      15,090         ChevronTexaco Corp.               1,420,119
       6,100         ConocoPhillips                      465,369
       3,680         Devon Energy Corp.                  242,880
       1,060         EOG Resources, Inc.                  63,293
      73,750         Exxon Mobil Corp.                 3,275,237
         920         Kerr-McGee Corp.                     49,468
       4,060         Marathon Oil Corp.                  153,630
         510   @,@@  Nabors Industries Ltd.               23,062
       1,250    @    Noble Corp.                          47,363
       5,310         Occidental Petroleum Corp.          257,057
       1,050         Sunoco, Inc.                         66,801
       1,140    @    Transocean, Inc.                     32,992
       2,240         Unocal Corp.                         85,120
       2,000         Valero Energy Corp.                 147,520
                                                    ------------
                                                       6,854,373
                                                    ------------
                     OIL AND GAS SERVICES: 0.1%
       1,150         Baker Hughes, Inc.                   43,298
       1,330    @    BJ Services Co.                      60,967
       2,140         Schlumberger Ltd.                   135,911
                                                    ------------
                                                         240,176
                                                    ------------
                     PACKAGING AND CONTAINERS: 0.0%
         570         Ball Corp.                           41,069
         450         Bemis Co.                            12,713
       1,350    @    Pactiv Corp.                         33,669
         780    @    Sealed Air Corp.                     41,550
                                                    ------------
                                                         129,001
                                                    ------------
                     PHARMACEUTICALS: 2.2%
       5,650         Abbott Laboratories                 230,294
       1,120         Allergan, Inc.                      100,262
         950         Amerisourcebergen Corp.              56,791
      17,320         Bristol-Myers Squibb Co.            424,340
       3,900         Cardinal Health, Inc.               273,195
       5,300    @    Caremark Rx, Inc.                   174,582
      10,140         Eli Lilly & Co.                     708,887
         770    @    Express Scripts, Inc.                61,007
       3,300    @    Forest Laboratories, Inc.           186,879
1,450.......    @    Hospira Inc.                         40,020
       2,750    @    King Pharmaceuticals, Inc.           31,488
       3,150    @    Medco Health Solutions, Inc.        118,125
      20,090         Merck & Co., Inc.                   954,275
       2,550         Mylan Laboratories                   51,638
      67,380         Pfizer, Inc.                      2,309,786
       1,040    @    Watson Pharmaceuticals, Inc.         27,976
      12,030         Wyeth                               435,005
                                                    ------------
                                                       6,184,550
                                                    ------------
                     PIPELINES: 0.0%
       1,060         Kinder Morgan, Inc.                  62,847
       5,170         Williams Cos., Inc.                  61,523
                                                    ------------
                                                         124,370
                                                    ------------


   Shares                                              Value
----------------------------------------------------------------
                     REAL ESTATE INVESTMENT TRUSTS: 0.0%
         720         Simon Property Group, Inc.     $     37,022
                                                    ------------
                                                          37,022
                                                    ------------
                     RETAIL: 2.6%
       2,290    @    Autonation, Inc.                     39,159
         750    @    Autozone, Inc.                       60,075
       2,590    @    Bed Bath & Beyond, Inc.              99,586
       4,980         Best Buy Co., Inc.                  252,685
       4,180         Costco Wholesale Corp.              171,673
       3,500         CVS Corp.                           147,070
       1,520         Darden Restaurants, Inc.             31,236
       3,110         Dollar General Corp.                 60,832
       1,560         Family Dollar Stores                 47,455
       2,100         Federated Department Stores         103,110
      13,720         Gap, Inc.                           332,710
      20,560         Home Depot, Inc.                    723,711
       3,000         JC Penney Co., Inc.                 113,280
       6,880         Limited Brands                      128,656
       7,040         Lowe's Cos., Inc.                   369,952
       2,610         May Department Stores Co.            71,749
      15,080         McDonald's Corp.                    392,080
       1,650         Nordstrom, Inc.                      70,307
       4,420    @    Office Depot, Inc.                   79,162
       2,420         RadioShack Corp.                     69,285
       1,980         Sears Roebuck And Co.                74,765
       7,620         Staples, Inc.                       223,342
       4,640    @    Starbucks Corp.                     201,747
       8,260         Target Corp.                        350,802
       4,370         TJX Cos., Inc.                      105,492
       2,380    @    Toys R US, Inc.                      37,913
      39,220         Wal-Mart Stores, Inc.             2,069,246
       9,090         Walgreen Co.                        329,149
       1,550         Wendy's Intl., Inc.                  54,002
       2,530         Yum! Brands, Inc.                    94,167
                                                    ------------
                                                       6,904,398
                                                    ------------
                     SAVINGS AND LOANS: 0.2%
       1,380         Golden West Financial Corp.         146,763
       8,110         Washington Mutual, Inc.             313,370
                                                    ------------
                                                         460,133
                                                    ------------
                     SEMICONDUCTORS: 1.2%
       3,300    @    Advanced Micro Devices, Inc.         52,470
       4,190    @    Altera Corp.                         93,102
       3,320         Analog Devices, Inc.                156,306
      15,210    @    Applied Materials, Inc.             298,420
       3,100    @    Applied Micro Circuits Corp.         16,492
       2,570    @    Broadcom Corp.                      120,199
      58,490         Intel Corp.                       1,614,324
       1,780    @    Kla-Tencor Corp.                     87,896
       2,930         Linear Technology Corp.             115,647
       2,970    @    LSI Logic Corp.                      22,631
       2,890         Maxim Integrated Products           151,494
       5,750    @    Micron Technology, Inc.              88,033
       3,300    @    National Semiconductor Corp.         72,567
       1,220    @    Novellus Systems, Inc.               38,357
       1,650    @    Teradyne, Inc.                       37,455
      15,480         Texas Instruments, Inc.             374,306
       3,040         Xilinx, Inc.                        101,262
                                                    ------------
                                                       3,440,961
                                                    ------------
                     SOFTWARE: 2.1%
       2,150         Adobe Systems, Inc.                  99,975
       1,650         Autodesk, Inc.                       70,637
       5,260         Automatic Data Processing           220,289
       2,720    @    BMC Software, Inc.                   50,320
       2,140    @    Citrix Systems, Inc.                 43,570
       5,240         Computer Associates Intl.,
                       Inc.                              147,034
       6,320    @    Compuware Corp.                      41,712
       2,620    @    Electronic Arts, Inc.               142,921
       8,140         First Data Corp.                    362,393
       1,760    @    Fiserv, Inc.                         68,446

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 3          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
                     SOFTWARE (CONTINUED)
       3,410         IMS Health, Inc.               $     79,930
       1,780    @    Intuit, Inc.                         68,672
         350    @    Mercury Interactive Corp.            17,441
     129,170         Microsoft Corp.                   3,689,095
       3,750    @    Novell, Inc.                         31,463
      46,940    @    Oracle Corp.                        559,994
       3,310    @    Peoplesoft, Inc.                     61,235
       6,860    @    Siebel Systems, Inc.                 73,265
       3,710    @    Veritas Software Corp.              102,767
                                                    ------------
                                                       5,931,159
                                                    ------------
                     TELECOMMUNICATIONS: 2.3%
       2,800         Alltel Corp.                        141,736
       7,280         AT&T Corp.                          106,506
       9,550    @    AT&T Wireless Services, Inc.        136,756
       4,700    @    Avaya, Inc.                          74,213
      21,670         Bellsouth Corp.                     568,187
       1,310         CenturyTel, Inc.                     39,352
      60,640    @    Cisco Systems, Inc.               1,437,168
       2,250    @    Citizens Communications Co.          27,225
       1,520    @    Comverse Technology, Inc.            30,309
      11,720    @    Corning, Inc.                       153,063
      38,640    @    Lucent Technologies, Inc.           146,059
      37,090         Motorola, Inc.                      676,893
       9,770    @    Nextel Communications, Inc.         260,468
       9,570         Qualcomm, Inc.                      698,419
      29,620         SBC Communications, Inc.            718,285
       2,540         Scientific-Atlanta, Inc.             87,630
      13,310         Sprint Corp.-FON Group              234,256
       5,640    @    Tellabs, Inc.                        49,294
      24,750         Verizon Communications, Inc.        895,703
                                                    ------------
                                                       6,481,522
                                                    ------------
                     TEXTILES: 0.0%
       1,570         Cintas Corp.                         74,842
                                                    ------------
                                                          74,842
                                                    ------------
                     TOYS/GAMES/HOBBIES: 0.0%
       2,290         Hasbro, Inc.                         43,510
                                                    ------------
                                                          43,510
                                                    ------------
                     TRANSPORTATION: 0.4%
       3,320         Burlington Northern Santa Fe
                       Corp.                             116,432
       2,650         FedEx Corp.                         216,479
       3,520         Norfolk Southern Corp.               93,350
         500         Ryder System, Inc.                   20,035
       9,950         United Parcel Service, Inc.         747,942
                                                    ------------
                                                       1,194,238
                                                    ------------
                     Total Common Stock
                       (Cost $95,923,127)             98,592,495
                                                    ------------
 Principal
   Amount                                              Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.9%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION:
                       30.3%
$  2,875,000         4.210%, due 03/15/09           $  2,368,057
 100,000,000         4.480%, due 03/15/09             82,367,201
                                                    ------------
                                                      84,735,258
                                                    ------------

 Principal
   Amount                                              Value
----------------------------------------------------------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION:
                       19.6%
$ 65,600,000         4.310%, due 06/15/09           $ 53,219,837
   2,091,000         4.350%, due 06/15/09              1,692,777
                                                    ------------
                                                      54,912,614
                                                    ------------
                     Total U.S. Government Agency
                       Obligations
                       (Cost $147,432,855)           139,647,872
                                                    ------------
U.S. TREASURY OBLIGATIONS: 14.5%
                     U.S. TREASURY STRIP PRINCIPAL: 14.5%
  48,604,000         3.880%, due 02/15/09             40,749,399
                                                    ------------
                     Total U.S. Treasury
                       Obligations
                       (Cost $42,826,026)             40,749,399
                                                    ------------
                     Total Long-Term Investments
                       (Cost $286,182,008)           278,989,766
                                                    ------------
SHORT-TERM INVESTMENTS: 0.5%
   1,353,000         Goldman Sachs Repurchase
                       Agreement, dated 06/30/04,
                       1.500%, due 07/01/04,
                       $1,353,056 to be received
                       upon repurchase
                       (Collateralized by
                       $1,266,000 U.S. Treasury
                       Bond, 6.000%, Market Value
                       plus accrued interest
                       $1,380,633, due 02/15/26)       1,353,000
                                                    ------------
                     Total Short-Term Investments
                       (Cost $1,353,000)               1,353,000
                                                    ------------

              TOTAL INVESTMENTS IN
                SECURITIES
                (COST $287,535,008)*        100.1%   $280,342,766
              OTHER ASSETS AND
                LIABILITIES-NET              (0.1)       (183,609)
                                            -----    ------------
              NET ASSETS                    100.0%   $280,159,157
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized
       depreciation consists of:

      Gross Unrealized Appreciation                 $  4,752,298
      Gross Unrealized Depreciation                  (11,944,540)
                                                    ------------
      Net Unrealized Depreciation                   $ (7,192,242)
                                                    ============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 4          as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 43.7%
                    ADVERTISING: 0.1%
      1,700    @    Interpublic Group of Cos.,
                      Inc.                          $     23,341
        800         Omnicom Group                         60,712
                                                    ------------
                                                          84,053
                                                    ------------
                    AEROSPACE/DEFENSE: 0.8%
      4,500         Boeing Co.                           229,905
      1,350         General Dynamics Corp.               134,055
        800         Goodrich Corp.                        25,864
      2,000         Lockheed Martin Corp.                104,160
      1,600         Northrop Grumman Corp.                85,920
      1,800         Raytheon Co.                          64,386
        700         Rockwell Collins, Inc.                23,324
      2,000         United Technologies Corp.            182,960
                                                    ------------
                                                         850,574
                                                    ------------
                    AGRICULTURE: 0.5%
      8,200         Altria Group, Inc.                   410,410
      1,500         Monsanto Co.                          57,750
        300         RJ Reynolds Tobacco Holdings,
                      Inc.                                20,277
        800         UST, Inc.                             28,800
                                                    ------------
                                                         517,237
                                                    ------------
                    AIRLINES: 0.0%
      1,250         Southwest Airlines Co.                20,963
                                                    ------------
                                                          20,963
                                                    ------------
                    APPAREL: 0.2%
        800         Jones Apparel Group, Inc.             31,584
        800         Liz Claiborne, Inc.                   28,784
      1,700         Nike, Inc.                           128,775
        200         Reebok Intl. Ltd.                      7,196
        600         VF Corp.                              29,220
                                                    ------------
                                                         225,559
                                                    ------------
                    AUTO MANUFACTURERS: 0.3%
     11,700         Ford Motor Co.                       183,105
      2,100         General Motors Corp.                  97,839
      1,100         Paccar, Inc.                          63,789
                                                    ------------
                                                         344,733
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        700         Dana Corp.                            13,720
        300         Johnson Controls, Inc.                16,014
                                                    ------------
                                                          29,734
                                                    ------------
                    BANKS: 3.3%
      1,800         AmSouth Bancorp                       45,846
     10,900         Bank of America Corp.                922,357
      2,900         Bank of New York Co., Inc.            85,492
      4,200         Bank One Corp.                       214,200
      1,000         BB&T Corp.                            36,970
        850         Charter One Financial, Inc.           37,562
        800         Comerica, Inc.                        43,904
      2,200         Fifth Third Bancorp                  118,316
        600         First Horizon National Corp.          27,282
        900         Huntington Bancshares, Inc.           20,610
      2,200         KeyCorp                               65,758
        200         M & T Bank Corp.                      17,460
      1,200         Marshall & Ilsley Corp.               46,908
      2,100         Mellon Financial Corp.                61,593
      2,350         National City Corp.                   82,274
        700         North Fork
                      Bancorporation, Inc.                26,635
      1,000         Northern Trust Corp.                  42,280
      1,200         PNC Financial Services
                      Group, Inc.                         63,696
        900         Regions Financial Corp.               32,895
      1,250         SouthTrust Corp.                      48,513
      1,600         State Street Corp.                    78,464


  Shares                                               Value
----------------------------------------------------------------
      1,200         SunTrust Banks, Inc.            $     77,988
      1,150         Synovus Financial Corp.               29,118
        300         Union Planters Corp.                   8,943
      7,300         US Bancorp                           201,188
      8,800         Wachovia Corp.                       391,599
      6,700         Wells Fargo & Co.                    383,441
        400         Zions Bancorporation                  24,580
                                                    ------------
                                                       3,235,872
                                                    ------------
                    BEVERAGES: 1.2%
      1,300         Anheuser-Busch Cos., Inc.             70,200
        500         Brown-Forman Corp.                    24,135
     13,100         Coca-Cola Co.                        661,288
      2,100         Coca-Cola Enterprises, Inc.           60,879
      1,100         Pepsi Bottling Group, Inc.            33,594
      6,750         PepsiCo, Inc.                        363,690
                                                    ------------
                                                       1,213,786
                                                    ------------
                    BIOTECHNOLOGY: 0.3%
      4,900    @    Amgen, Inc.                          267,393
        500    @    Biogen IDEC, Inc.                     31,625
        800    @    Chiron Corp.                          35,712
        300    @    Genzyme Corp.                         14,199
                                                    ------------
                                                         348,929
                                                    ------------
                    BUILDING MATERIALS: 0.2%
      1,000    @    American Standard Cos., Inc.          40,310
      2,800         Masco Corp.                           87,304
        600         Vulcan Materials Co.                  28,530
                                                    ------------
                                                         156,144
                                                    ------------
                    CHEMICALS: 0.5%
      1,000         Air Products & Chemicals, Inc.        52,450
        300         Ashland, Inc.                         15,843
      3,800         Dow Chemical Co.                     154,660
        400         Eastman Chemical Co.                  18,492
      1,200         Ecolab, Inc.                          38,040
        800         Engelhard Corp.                       25,848
        400         International Flavors &
                      Fragrances, Inc.                    14,960
      1,100         PPG Industries, Inc.                  68,739
      1,500         Praxair, Inc.                         59,865
      1,000         Rohm & Haas Co.                       41,580
        600         Sherwin-Williams Co.                  24,930
        300         Sigma-Aldrich Corp.                   17,883
                                                    ------------
                                                         533,290
                                                    ------------
                    COMMERCIAL SERVICES: 0.4%
        800    @    Apollo Group, Inc.                    70,632
      6,500         Cendant Corp.                        159,120
        100         Deluxe Corp.                           4,350
        800         Equifax, Inc.                         19,800
        700         H&R Block, Inc.                       33,376
        700         Moody's Corp.                         45,262
      1,950         Paychex, Inc.                         66,066
        700         Robert Half Intl., Inc.               20,839
        900         RR Donnelley & Sons Co.               29,718
                                                    ------------
                                                         449,163
                                                    ------------
                    COMPUTERS: 1.6%
      1,500    @    Apple Computer, Inc.                  48,810
        800    @    Computer Sciences Corp.               37,144
     10,200    @    Dell, Inc.                           365,364
     10,700    @    EMC Corp.                            121,980
      1,600    @    Gateway, Inc.                          7,200
     11,700         Hewlett-Packard Co.                  246,870
      6,700         International Business
                      Machines Corp.                     590,605
        600    @    Lexmark Intl., Inc.                   57,918
        350    @    NCR Corp.                             17,357
      1,700    @    Network Appliance, Inc.               36,601
      5,100    @    Sun Microsystems, Inc.                22,134

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 4          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
      1,200    @    Sungard Data Systems, Inc.      $     31,200
      1,300    @    Unisys Corp.                          18,044
                                                    ------------
                                                       1,601,227
                                                    ------------
                    COSMETICS/PERSONAL CARE: 1.4%
        300         Alberto-Culver Co.                    15,042
      1,850         Avon Products, Inc.                   85,359
      2,200         Colgate-Palmolive Co.                128,590
      6,600         Gillette Co.                         279,840
      1,900         Kimberly-Clark Corp.                 125,172
     13,600         Procter & Gamble Co.                 740,384
                                                    ------------
                                                       1,374,387
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.1%
        700         Genuine Parts Co.                     27,776
        650         WW Grainger, Inc.                     37,375
                                                    ------------
                                                          65,151
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 3.5%
      4,900         American Express Co.                 251,762
        400         Bear Stearns Cos., Inc.               33,724
      1,200         Capital One Financial Corp.           82,056
      5,800         Charles Schwab Corp.                  55,738
     20,300         Citigroup, Inc.                      943,949
      1,800         Countrywide Financial Corp.          126,450
      1,900    @    E*TRADE Group, Inc.                   21,185
      3,700         Fannie Mae                           264,032
        600         Federated Investors, Inc.             18,204
      1,000         Franklin Resources, Inc.              50,080
      2,700         Freddie Mac                          170,910
      2,600         Goldman Sachs Group, Inc.            244,816
      1,200         Janus Capital Group, Inc.             19,788
      8,100         JP Morgan Chase & Co.                314,037
      1,100         Lehman Brothers Holdings, Inc.        82,775
      4,900         MBNA Corp.                           126,371
      5,000         Merrill Lynch & Co., Inc.            269,900
      4,400         Morgan Stanley                       232,188
      1,100    @    Providian Financial Corp.             16,137
      2,000         SLM Corp.                             80,900
        600         T Rowe Price Group, Inc.              30,240
                                                    ------------
                                                       3,435,242
                                                    ------------
                    ELECTRIC: 1.0%
      4,200    @    AES Corp.                             41,706
        800         Ameren Corp.                          34,368
      1,900         American Electric
                      Power Co., Inc.                     60,800
      1,900         Centerpoint Energy, Inc.              21,850
        700         Cinergy Corp.                         26,600
        400         Consolidated Edison, Inc.             15,904
        700         Constellation Energy
                      Group, Inc.                         26,530
      4,100         Duke Energy Corp.                     83,189
      2,100         Edison International                  53,697
      1,100         Entergy Corp.                         61,611
      2,500         Exelon Corp.                          83,225
      1,500         FirstEnergy Corp.                     56,115
        700         FPL Group, Inc.                       44,765
      1,500         NiSource, Inc.                        30,930
      1,700    @    PG&E Corp.                            47,498
        100         Pinnacle West Capital Corp.            4,039
        800         PPL Corp.                             36,720
        600         Progress Energy, Inc.                 26,430
        900         Public Service Enterprise
                      Group, Inc.                         36,027
      2,800         Southern Co.                          81,620
      2,000         TXU Corp.                             81,020
      1,600         Xcel Energy, Inc.                     26,736
                                                    ------------
                                                         981,380
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS AND
                      EQUIPMENT: 0.1%
      1,700         Emerson Electric Co.            $    108,035
                                                    ------------
                                                         108,035
                                                    ------------
                    ELECTRONICS: 0.3%
      2,000    @    Agilent Technologies, Inc.            58,560
        900         Applera Corp. -- Applied
                      Biosystems Group                    19,575
        800    @    Jabil Circuit, Inc.                   20,144
        600         Parker Hannifin Corp.                 35,676
        400         Perkinelmer, Inc.                      8,016
      3,700    @    Sanmina-SCI Corp.                     33,670
      3,500    @    Solectron Corp.                       22,645
        900         Symbol Technologies, Inc.             13,266
        400         Tektronix, Inc.                       13,608
        900    @    Thermo Electron Corp.                 27,666
        600    @    Waters Corp.                          28,668
                                                    ------------
                                                         281,494
                                                    ------------
                    ENTERTAINMENT: 0.1%
      1,300         International Game Technology         50,180
                                                    ------------
                                                          50,180
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.1%
        800    @    Allied Waste Industries, Inc.         10,544
      2,500         Waste Management, Inc.                76,625
                                                    ------------
                                                          87,169
                                                    ------------
                    FOOD: 0.6%
        100         Albertson's, Inc.                      2,654
      2,600         Archer-Daniels-Midland Co.            43,628
      2,300         Conagra Foods, Inc.                   62,284
        600         General Mills, Inc.                   28,518
      1,000         Hershey Foods Corp.                   46,270
      1,600         HJ Heinz Co.                          62,720
      1,600         Kellogg Co.                           66,960
        700         McCormick & Co., Inc.                 23,800
        800    @    Safeway, Inc.                         20,272
      3,200         Sara Lee Corp.                        73,568
        900         Supervalu, Inc.                       27,549
      1,100         Sysco Corp.                           39,457
        900         WM Wrigley Jr. Co.                    56,745
                                                    ------------
                                                         554,425
                                                    ------------
                    FOREST PRODUCTS AND PAPER: 0.3%
        300         Boise Cascade Corp.                   11,292
      1,500         Georgia-Pacific Corp.                 55,470
      2,200         International Paper Co.               98,340
        600         Louisiana-Pacific Corp.               14,190
        800         MeadWestvaco Corp.                    23,512
        800         Plum Creek Timber Co., Inc.           26,064
        200         Temple-Inland, Inc.                   13,850
      1,300         Weyerhaeuser Co.                      82,056
                                                    ------------
                                                         324,774
                                                    ------------
                    GAS: 0.1%
        900         KeySpan Corp.                         33,030
      1,350         Sempra Energy                         46,481
                                                    ------------
                                                          79,511
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
        500         Black & Decker Corp.                  31,065
        100         Snap-On, Inc.                          3,355
        300         Stanley Works                         13,674
                                                    ------------
                                                          48,094
                                                    ------------
                    HEALTHCARE -- PRODUCTS: 1.6%
        300         Bausch & Lomb, Inc.                   19,521
      2,800         Baxter Intl., Inc.                    96,628
      1,400         Becton Dickinson & Co.                72,520
      1,000         Biomet, Inc.                          44,440

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 4          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS (CONTINUED)
      3,100    @    Boston Scientific Corp.         $    132,680
        600         CR Bard, Inc.                         33,990
      1,400         Guidant Corp.                         78,232
     11,700         Johnson & Johnson                    651,690
      4,700         Medtronic, Inc.                      228,984
        800    @    St. Jude Medical, Inc.                60,520
      1,600         Stryker Corp.                         88,000
      1,600    @    Zimmer Holdings, Inc.                141,120
                                                    ------------
                                                       1,648,325
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.6%
        900         Aetna, Inc.                           76,500
        750    @    Anthem, Inc.                          67,170
        800         HCA, Inc.                             33,272
        900    @    Humana, Inc.                          15,210
        400         Manor Care, Inc.                      13,072
        400         Quest Diagnostics                     33,980
      3,300         UnitedHealth Group, Inc.             205,425
      1,000    @    WellPoint Health Networks            112,010
                                                    ------------
                                                         556,639
                                                    ------------
                    HOME BUILDERS: 0.0%
        600         Centex Corp.                          27,450
                                                    ------------
                                                          27,450
                                                    ------------
                    HOME FURNISHINGS: 0.0%
        800         Leggett & Platt, Inc.                 21,368
        300         Whirlpool Corp.                       20,580
                                                    ------------
                                                          41,948
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
        400         Avery Dennison Corp.                  25,604
        800         Clorox Co.                            43,024
        600         Fortune Brands, Inc.                  45,258
                                                    ------------
                                                         113,886
                                                    ------------
                    INSURANCE: 2.3%
      1,800    @@   ACE Ltd.                              76,104
      1,900         Aflac, Inc.                           77,539
      3,700         Allstate Corp.                       172,235
        300         Ambac Financial Group, Inc.           22,032
     10,300         American Intl. Group                 734,184
      1,300         AON Corp.                             37,011
      1,000         Chubb Corp.                           68,180
        900         Cigna Corp.                           61,929
        700         Cincinnati Financial Corp.            30,464
      1,200         Hartford Financial Services
                      Group, Inc.                         82,488
        200         Jefferson-Pilot Corp.                 10,160
        750         Lincoln National Corp.                35,438
        900         Loews Corp.                           53,964
      2,000         Marsh & McLennan Cos., Inc.           90,760
        600         MBIA, Inc.                            34,272
      2,900         Metlife, Inc.                        103,965
        400         MGIC Investment Corp.                 30,344
      1,400         Principal Financial Group             48,692
      1,500         Progressive Corp.                    127,950
      2,100         Prudential Financial, Inc.            97,587
        600         Safeco Corp.                          26,400
      4,400         St. Paul Cos.                        178,376
        400         Torchmark Corp.                       21,520
        700    @@   XL Capital Ltd.                       52,822
                                                    ------------
                                                       2,274,416
                                                    ------------
                    INTERNET: 0.4%
      2,500    @    eBay, Inc.                           229,875
        400    @    Monster Worldwide, Inc.               10,288
      1,800    @    Symantec Corp.                        78,804
      2,100    @    Yahoo!, Inc.                          76,293
                                                    ------------
                                                         395,260
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    IRON/STEEL: 0.0%
        300         Nucor Corp.                     $     23,028
        600         United States Steel Corp.             21,072
                                                    ------------
                                                          44,100
                                                    ------------
                    LEISURE TIME: 0.2%
        700         Brunswick Corp.                       28,560
      2,500         Carnival Corp.                       117,500
      1,300         Harley-Davidson, Inc.                 80,522
        700         Sabre Holdings Corp.                  19,397
                                                    ------------
                                                         245,979
                                                    ------------
                    LODGING: 0.2%
        700         Harrah's Entertainment, Inc.          37,870
      1,600         Hilton Hotels Corp.                   29,856
      1,000         Marriott Intl., Inc.                  49,880
        800         Starwood Hotels & Resorts
                      Worldwide, Inc.                     35,880
                                                    ------------
                                                         153,486
                                                    ------------
                    MACHINERY -- CONSTRUCTION AND
                      MINING: 0.1%
      1,850         Caterpillar, Inc.                    146,964
                                                    ------------
                                                         146,964
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.1%
      1,650         Deere & Co.                          115,731
        700         Rockwell Automation, Inc.             26,257
                                                    ------------
                                                         141,988
                                                    ------------
                    MEDIA: 1.2%
      2,700         Clear Channel Communications,
                      Inc.                                99,765
        400         Dow Jones & Co., Inc.                 18,040
      1,000         Gannett Co., Inc.                     84,850
        300         Knight-Ridder, Inc.                   21,600
      1,200         McGraw-Hill Cos., Inc.                91,884
        300         Meredith Corp.                        16,488
        800         New York Times Co.                    35,768
     18,100    @    Time Warner, Inc.                    318,198
      1,250         Tribune Co.                           56,925
      6,700         Viacom, Inc.                         239,324
      7,700         Walt Disney Co.                      196,273
                                                    ------------
                                                       1,179,115
                                                    ------------
                    MINING: 0.2%
      3,600         Alcoa, Inc.                          118,908
        800         Newmont Mining Corp.                  31,008
        700         Phelps Dodge Corp.                    54,257
                                                    ------------
                                                         204,173
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 2.6%
      5,200         3M Co.                               468,052
        300         Cooper Industries Ltd.                17,823
        100         Crane Co.                              3,139
      1,300         Danaher Corp.                         67,405
        900         Dover Corp.                           37,890
        600         Eastman Kodak Co.                     16,188
        700         Eaton Corp.                           45,318
     40,200         General Electric Co.               1,302,480
      3,200         Honeywell Intl., Inc.                117,216
      1,100         Illinois Tool Works, Inc.            105,479
        300    @@   Ingersoll-Rand Co.                    20,493
        300         ITT Industries, Inc.                  24,900
        600         Pall Corp.                            15,714
        600         Textron, Inc.                         35,610
     10,600    @@   Tyco Intl. Ltd.                      351,284
                                                    ------------
                                                       2,628,991
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 4          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.1%
        800         Pitney Bowes, Inc.              $     35,400
      4,000    @    Xerox Corp.                           58,000
                                                    ------------
                                                          93,400
                                                    ------------
                    OIL AND GAS: 3.1%
        400         Amerada Hess Corp.                    31,676
      1,000         Anadarko Petroleum Corp.              58,600
      1,150         Apache Corp.                          50,083
      2,100         Burlington Resources, Inc.            75,978
      6,650         ChevronTexaco Corp.                  625,832
      2,700         ConocoPhillips                       205,983
      1,500         Devon Energy Corp.                    99,000
        600         EOG Resources, Inc.                   35,826
     32,250         Exxon Mobil Corp.                  1,432,222
        400         Kerr-McGee Corp.                      21,508
      2,100         Marathon Oil Corp.                    79,464
        200   @,@@  Nabors Industries Ltd.                 9,044
        700    @    Noble Corp.                           26,523
      2,600         Occidental Petroleum Corp.           125,866
        300         Sunoco, Inc.                          19,086
        600    @    Transocean, Inc.                      17,364
      1,100         Unocal Corp.                          41,800
        800         Valero Energy Corp.                   59,008
                                                    ------------
                                                       3,014,863
                                                    ------------
                    OIL AND GAS SERVICES: 0.1%
        600         Baker Hughes, Inc.                    22,590
        600    @    BJ Services Co.                       27,504
        900         Schlumberger Ltd.                     57,159
                                                    ------------
                                                         107,253
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.1%
        200         Ball Corp.                            14,410
        400         Bemis Co.                             11,300
        600    @    Pactiv Corp.                          14,964
        400    @    Sealed Air Corp.                      21,308
                                                    ------------
                                                          61,982
                                                    ------------
                    PHARMACEUTICALS: 2.7%
      2,500         Abbott Laboratories                  101,900
        400         Allergan, Inc.                        35,808
        400         Amerisourcebergen Corp.               23,912
      7,500         Bristol-Myers Squibb Co.             183,750
      1,700         Cardinal Health, Inc.                119,085
      2,600    @    Caremark Rx, Inc.                     85,644
      4,400         Eli Lilly & Co.                      307,604
        300    @    Express Scripts, Inc.                 23,769
      1,400    @    Forest Laboratories, Inc.             79,282
        700    @    Hospira Inc                           19,320
      1,200    @    King Pharmaceuticals, Inc.            13,740
      1,000    @    Medco Health Solutions, Inc.          37,500
      8,800         Merck & Co., Inc.                    418,000
      1,100         Mylan Laboratories                    22,275
     30,100         Pfizer, Inc.                       1,031,828
        400    @    Watson Pharmaceuticals, Inc.          10,760
      5,100         Wyeth                                184,416
                                                    ------------
                                                       2,698,593
                                                    ------------
                    PIPELINES: 0.1%
        600         Kinder Morgan, Inc.                   35,574
      2,300         Williams Cos., Inc.                   27,370
                                                    ------------
                                                          62,944
                                                    ------------
                    REAL ESTATE INVESTMENT TRUSTS: 0.0%
        300         Simon Property Group, Inc.            15,426
                                                    ------------
                                                          15,426
                                                    ------------
                    RETAIL: 3.2%
        900    @    Autonation, Inc.                      15,390
        350    @    Autozone, Inc.                        28,035
      1,000    @    Bed Bath & Beyond, Inc.               38,450
      2,300         Best Buy Co., Inc.                   116,702


  Shares                                               Value
----------------------------------------------------------------
      2,100         Costco Wholesale Corp.          $     86,247
      1,550         CVS Corp.                             65,131
        800         Darden Restaurants, Inc.              16,440
      1,300         Dollar General Corp.                  25,428
        300         Family Dollar Stores                   9,126
      1,100         Federated Department Stores           54,010
      5,900         Gap, Inc.                            143,075
      9,000         Home Depot, Inc.                     316,800
      1,900         JC Penney Co., Inc.                   71,744
      3,200         Limited Brands                        59,840
      3,000         Lowe's Cos., Inc.                    157,650
      1,600         May Department Stores Co.             43,984
      6,650         McDonald's Corp.                     172,900
        900         Nordstrom, Inc.                       38,349
      1,950    @    Office Depot, Inc.                    34,925
      1,100         RadioShack Corp.                      31,493
        900         Sears Roebuck And Co.                 33,984
      3,400         Staples, Inc.                         99,654
      2,300    @    Starbucks Corp.                      100,004
      3,500         Target Corp.                         148,645
          0         Tiffany & Co.                              0
      2,100         TJX Cos., Inc.                        50,694
      1,100    @    Toys R US, Inc.                       17,523
     17,100         Wal-Mart Stores, Inc.                902,195
      3,900         Walgreen Co.                         141,219
        800         Wendy's Intl., Inc.                   27,872
      1,100         Yum! Brands, Inc.                     40,942
                                                    ------------
                                                       3,088,451
                                                    ------------
                    SAVINGS AND LOANS: 0.2%
        700         Golden West Financial Corp.           74,445
      3,500         Washington Mutual, Inc.              135,240
                                                    ------------
                                                         209,685
                                                    ------------
                    SEMICONDUCTORS: 1.5%
      1,700    @    Advanced Micro Devices, Inc.          27,030
      1,500    @    Altera Corp.                          33,330
      1,500         Analog Devices, Inc.                  70,620
      6,750    @    Applied Materials, Inc.              132,435
      1,100    @    Applied Micro Circuits Corp.           5,852
      1,300    @    Broadcom Corp.                        60,801
     25,600         Intel Corp.                          706,560
        800    @    Kla-Tencor Corp.                      39,504
      1,100         Linear Technology Corp.               43,417
      2,200    @    LSI Logic Corp.                       16,764
      1,250         Maxim Integrated Products             65,525
      2,900    @    Micron Technology, Inc.               44,399
      1,800    @    National Semiconductor Corp.          39,582
        200    @    Novellus Systems, Inc.                 6,288
        900    @    Teradyne, Inc.                        20,430
      6,700         Texas Instruments, Inc.              162,006
      1,500         Xilinx, Inc.                          49,965
                                                    ------------
                                                       1,524,508
                                                    ------------
                    SOFTWARE: 2.6%
      1,100         Adobe Systems, Inc.                   51,150
        700         Autodesk, Inc.                        29,967
      2,200         Automatic Data Processing             92,136
      1,500    @    BMC Software, Inc.                    27,750
        900    @    Citrix Systems, Inc.                  18,324
      2,350         Computer Associates Intl.,
                      Inc.                                65,941
      2,600    @    Compuware Corp.                       17,160
      1,300    @    Electronic Arts, Inc.                 70,915
      3,400         First Data Corp.                     151,368
        800    @    Fiserv, Inc.                          31,112
      1,400         IMS Health, Inc.                      32,816
        800    @    Intuit, Inc.                          30,864
        400    @    Mercury Interactive Corp.             19,932
     56,950         Microsoft Corp.                    1,626,492
      1,800    @    Novell, Inc.                          15,102
     19,900    @    Oracle Corp.                         237,407
      1,300    @    Peoplesoft, Inc.                      24,050

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 4          as of June 30, 2004 (Unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
      3,000    @    Siebel Systems, Inc.            $     32,040
      2,100    @    Veritas Software Corp.                58,170
                                                    ------------
                                                       2,632,696
                                                    ------------
                    TELECOMMUNICATIONS: 2.9%
      1,200         Alltel Corp.                          60,744
      3,500         AT&T Corp.                            51,205
      5,000    @    AT&T Wireless Services, Inc.          71,600
      2,000    @    Avaya, Inc.                           31,580
      9,550         Bellsouth Corp.                      250,401
        700         CenturyTel, Inc.                      21,028
     27,200    @    Cisco Systems, Inc.                  644,640
      1,300    @    Citizens Communications Co.           15,730
      1,100    @    Comverse Technology, Inc.             21,934
      5,100    @    Corning, Inc.                         66,606
     18,000    @    Lucent Technologies, Inc.             68,040
     15,300         Motorola, Inc.                       279,225
      4,200    @    Nextel Communications, Inc.          111,972
      4,200         Qualcomm, Inc.                       306,516
     12,700         SBC Communications, Inc.             307,975
      1,100         Scientific-Atlanta, Inc.              37,950
      5,500         Sprint Corp. -- FON Group             96,800
      1,700    @    Tellabs, Inc.                         14,858
     10,900         Verizon Communications, Inc.         394,471
                                                    ------------
                                                       2,853,275
                                                    ------------
                    TEXTILES: 0.0%
        800         Cintas Corp.                          38,136
                                                    ------------
                                                          38,136
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
        900         Hasbro, Inc.                          17,100
                                                    ------------
                                                          17,100
                                                    ------------
                    TRANSPORTATION: 0.5%
      1,600         Burlington Northern
                      Santa Fe Corp.                      56,112
      1,100         FedEx Corp.                           89,859
      1,800         Norfolk Southern Corp.                47,736
        200         Ryder System, Inc.                     8,014
      4,400         United Parcel Service, Inc.          330,748
                                                    ------------
                                                         532,469
                                                    ------------
                    Total Common Stock (Cost
                      $43,573,524)                    43,754,607
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.3%
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 24.3%
$30,000,000         4.310%, due 06/15/09            $ 24,338,340
                                                    ------------
                    Total U.S. Government Agency
                      Obligations (Cost
                      $23,985,437)                    24,338,340
                                                    ------------
U.S. TREASURY OBLIGATIONS: 31.4%
                    U.S. TREASURY STRIP PRINCIPAL: 31.4%
 31,070,000         3.910%, due 05/15/09              25,727,917
  7,000,000         3.970%, due 08/15/09               5,723,326
                                                    ------------
                    Total U.S. Treasury
                      Obligations (Cost
                      $31,064,146)                    31,451,243
                                                    ------------
                    Total Long-Term Investments
                      (Cost $98,623,107)              99,544,190
                                                    ------------
SHORT-TERM INVESTMENTS: 0.6%
                    REPURCHASE AGREEMENT: 0.6%
    569,000         Goldman Sachs Repurchase
                      Agreement, dated 06/30/04,
                      1.500%, due 07/01/04,
                      $569,024 to be received upon
                      repurchase (Collateralized
                      by $617,000 Federal National
                      Mortgage Association,
                      5.650%, Market Value plus
                      accrued interest $580,413,
                      due 03/16/29)                      569,000
                                                    ------------
                    Total Short-Term Investments
                      (Cost $569,000)                    569,000
                                                    ------------

             TOTAL INVESTMENTS IN
               SECURITIES
               (COST $99,192,107)*          100.0%   $100,113,190
             OTHER ASSETS AND
               LIABILITIES-NET                0.0         (26,364)
                                            -----    ------------
             NET ASSETS                     100.0%   $100,086,826
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized
       appreciation consists of:

      Gross Unrealized Appreciation                  $1,534,603
      Gross Unrealized Depreciation                    (613,520)
                                                     ----------
      Net Unrealized Appreciation                    $  921,083
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO -- SERIES 5          as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount                                                 Value
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.8%
$    95,000         Federal Farm Credit Bank, 1.120%,
                      due 07/07/2004                   $   94,979
    200,000         Federal Home Loan Bank Discount
                      Note, 1.300%, due 09/01/2004        199,548
    399,000         Federal Home Loan Mortgage
                      Corporation Discount Note,
                      1.300%, due 09/09/2004              397,979
    200,000         Federal National Mortgage
                      Association Discount Note,
                      1.300%, due 09/08/2004              199,496
                                                       ----------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $891,926)                     892,002
                                                       ----------

 Principal
  Amount                                                 Value
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 21.0%
$   300,000         U.S. Treasury Bill, 1.210%, due
                      08/12/04                         $  299,285
                                                       ----------
                    Total U.S. Treasury Obligations
                      (Cost $299,288)                     299,285
                                                       ----------
REPURCHASE AGREEMENT: 16.2%
    230,000         Morgan Stanley Repurchase
                      Agreement dated 06/30/04,
                      1.500%, due 07/01/04, $230,010
                      to be received upon repurchase
                      (Collateralized by $240,000
                      Federal Home Loan Bank, 1.530%,
                      Market Value plus accrued
                      interest $240,014, due
                      03/10/2008)                         230,000
                                                       ----------
                    Total Repurchase Agreement
                      (Cost $230,000)                     230,000
                                                       ----------

             TOTAL INVESTMENTS IN SECURITIES
               (COST $1,421,214)              100.0%   $1,421,287
             OTHER ASSETS AND
               LIABILITIES-NET                  0.0            (1)
                                              -----    ----------
             NET ASSETS                       100.0%   $1,421,286
                                              =====    ==========

 * Cost for federal purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                           $73
      Gross Unrealized Depreciation                            --
                                                              ---
      Net Unrealized Appreciation                             $73
                                                              ===

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. A trustee who is not an interested person of the Trust(s), as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees of the Trust(s) are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                  POSITION(S) HELD   TERM OF OFFICE
                                      WITH THE        AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              REGISTRANT(S)     TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------             ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES:

Paul S. Doherty(2)                    Trustee        February          President and Partner, Doherty, Wallace,
7337 E. Doubletree Ranch Rd.                         2001 -- present   Pillsbury and Murphy, P.C., Attorneys
Scottsdale, AZ 85258                                                   (1996 -- Present).
Born: 1934

J. Michael Earley(3)                  Trustee        February          President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.                         2002 -- present   Bankers Trust Company, N.A.
Scottsdale, AZ 85258                                                   (1992 -- Present).
Born: 1945

R. Barbara Gitenstein(2)              Trustee        February          President, College of New Jersey
7337 E. Doubletree Ranch Rd.                         2002 -- present   (1999 -- Present).
Scottsdale, AZ 85258
Born: 1948

Walter H. May(2)                      Trustee        February          Retired. Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                         2001 -- present   Director of Marketing, Piper Jaffray,
Scottsdale, AZ 85258                                                   Inc.
Born: 1936

Jock Patton(2)                        Trustee        February          Private Investor (June 1997 -- Present).
7337 E. Doubletree Ranch Rd.                         2001 -- Present   Formerly, Director and Chief Executive
Scottsdale, Arizona 85258                                              Officer, Rainbow Multimedia Group, Inc.
Born: 1945                                                             (January 1999 -- December 2001).

David W.C. Putnam(3)                  Trustee        February          President and Director, F.L. Putnam
7337 E. Doubletree Ranch Rd.                         2001 -- present   Securities Company, Inc. and its
Scottsdale, AZ 85258                                                   affiliates (1978 -- Present); President,
Born: 1939                                                             Secretary and Trustee, The Principled
                                                                       Equity Market Fund (1996 -- Present).

                                   NUMBER OF
                                  PORTFOLIOS
                                    IN FUND
                                    COMPLEX
                                  OVERSEEN BY             OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUSTEE                 HELD BY TRUSTEE
---------------------             -----------             -------------------
INDEPENDENT TRUSTEES:
Paul S. Doherty(2)                    118       University of Massachusetts Foundation
7337 E. Doubletree Ranch Rd.                    Board (April 2004 -- Present)
Scottsdale, AZ 85258
Born: 1934
J. Michael Earley(3)                  118       None
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1945
R. Barbara Gitenstein(2)              118       New Jersey Resources (September 2003 --
7337 E. Doubletree Ranch Rd.                    Present)
Scottsdale, AZ 85258
Born: 1948
Walter H. May(2)                      118       Trustee, BestPrep Charity
7337 E. Doubletree Ranch Rd.                    (1991 -- Present) -- Charitable
Scottsdale, AZ 85258                            organization.
Born: 1936
Jock Patton(2)                        118       Director, Hypercom, Inc. (January
7337 E. Doubletree Ranch Rd.                    1999 -- Present); JDA Software Group,
Scottsdale, Arizona 85258                       Inc. (January 1999 -- Present). Swift
Born: 1945                                      Transportation Co. (March
                                                2004 -- Present).
David W.C. Putnam(3)                  118       Anchor International Bond Trust
7337 E. Doubletree Ranch Rd.                    (December 2000 -- 2002); Progressive
Scottsdale, AZ 85258                            Capital Accumulation Trust (August
Born: 1939                                      1998 -- Present); Principled Equity
                                                Market Fund (November 1996 -- Present);
                                                Mercy Endowment Foundation
                                                (1995 -- Present); Director, F.L. Putnam
                                                Investment Management Company (December
                                                2001 -- Present); Asian American Bank
                                                and Trust Company (June
                                                1992 -- Present); and Notre Dame Health
                                                Care Center (1991 -- Present); F.L.
                                                Putnam Securities Company, Inc. (June
                                                1998 -- Present); and an Honorary
                                                Trustee, Mercy Hospital
                                                (1973 -- Present).

--------------------------------------------------------------------------------

                                  POSITION(S) HELD   TERM OF OFFICE
                                      WITH THE        AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              REGISTRANT(S)     TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------             ----------------   --------------           --------------------------
Blaine E. Rieke(3)                    Trustee        February          General Partner, Huntington Partners
7337 E. Doubletree Ranch Rd.                         2001 -- present   (January 1997 -- Present). Chairman of
Scottsdale, AZ 85258                                                   the Board and Trustee of each of the
Born: 1933                                                             funds managed by ING Investment
                                                                       Management Co. LLC (November 1998 --
                                                                       February 2001).

Roger B. Vincent(3)                   Trustee        February          President, Springwell Corporation
7337 E. Doubletree Ranch Rd.                         2002 -- present   (1989 -- Present). Formerly, Director
Scottsdale, AZ 85258                                                   Tatham Offshore, Inc. (1996 -- 2000).
Born: 1945

Richard A. Wedemeyer(2)               Trustee        February          Retired. Formerly, Vice
7337 E. Doubletree Ranch Rd.                         2001 --           President -- Finance and Administration,
Scottsdale, AZ 85258                                 present           Channel Corporation (June 1996 -- April
Born: 1936                                                             2002); and of each of the funds managed
                                                                       by ING Investment Management Co. LLC
                                                                       (1998 -- 2001).

TRUSTEES WHO ARE "INTERESTED
  PERSONS":

Thomas J. McInerney(4)                Trustee        February          Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                         2001 --           Financial Services (September 2001 --
Scottsdale, AZ 85258                                 Present           present); Member, ING Americas Executive
Born: 1956                                                             Committee (2001 -- Present); ING Aeltus
                                                                       Holding Company, Inc. (2000 -- Present),
                                                                       ING Retail Holding Company
                                                                       (1998 -- Present), and ING Retirement
                                                                       Holdings, Inc. (1997 -- Present.)
                                                                       Formerly, President, ING Life Insurance
                                                                       Annuity Company (September
                                                                       1997 -- November 2002); President, Chief
                                                                       Executive Officer and Director of
                                                                       Northern Life Insurance Company (March
                                                                       2001 -- October 2002); General Manager
                                                                       and Chief Executive Officer, ING
                                                                       Worksite Division (December 2000 --
                                                                       October 2001), President, ING -- SCI,
                                                                       Inc. (August 1997 -- December 2000);
                                                                       President, Aetna Financial Services
                                                                       (August 1997 -- December 2000).

                                   NUMBER OF
                                  PORTFOLIOS
                                    IN FUND
                                    COMPLEX
                                  OVERSEEN BY             OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUSTEE                 HELD BY TRUSTEE
---------------------             -----------             -------------------
Blaine E. Rieke(3)                    118       Trustee, Morgan Chase Trust Co. (January
7337 E. Doubletree Ranch Rd.                    1998 -- Present); Director, Members
Scottsdale, AZ 85258                            Trust Co. (November 2003 -- Present).
Born: 1933
Roger B. Vincent(3)                   118       Director, AmeriGas Propane, Inc.
7337 E. Doubletree Ranch Rd.                    (1998 -- Present).
Scottsdale, AZ 85258
Born: 1945
Richard A. Wedemeyer(2)               118       Director Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                    (1997 -- Present); Trustee, Jim Henson
Scottsdale, AZ 85258                            Legacy (1994 -- Present).
Born: 1936
TRUSTEES WHO ARE "INTERESTED
  PERSONS":
Thomas J. McInerney(4)                171       Director, Equitable Life Insurance Co.,
7337 E. Doubletree Ranch Rd.                    Golden American Life Insurance Co., Life
Scottsdale, AZ 85258                            Insurance Company of Georgia, Midwestern
Born: 1956                                      United Life Insurance Co., ReliaStar
                                                Life Insurance Co., Security Life of
                                                Denver, Security Connecticut Life
                                                Insurance Co., Southland Life Insurance
                                                Co., USG Annuity and Life Company and
                                                United Life and Annuity Insurance Co.,
                                                Inc. (March 2001 -- Present); Member of
                                                the Board, Bushnell Performing Arts
                                                Center; St. Francis Hospital; National
                                                Conference of Community Justice; and
                                                Metro Atlanta Chamber of Commerce.

--------------------------------------------------------------------------------

                                  POSITION(S) HELD   TERM OF OFFICE
                                      WITH THE        AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              REGISTRANT(S)     TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------             ----------------   --------------           --------------------------
John G. Turner(5)                     Trustee        February          Chairman, Hillcrest Capital Partners
7337 E. Doubletree Ranch Rd.                         2001 --           (May 2002 -- Present); Formerly, Vice
Scottsdale, AZ 85258                                 present           Chairman of ING Americas (2000 -- 2002);
Born: 1939                                                             Chairman and Chief Executive Officer of
                                                                       ReliaStar Financial Corp. (1993 --
                                                                       2000); Chairman of ReliaStar Life
                                                                       Insurance Company of New York
                                                                       (1995 -- 1998); Chairman of Northern
                                                                       Life Insurance Company (1992 -- 2001);
                                                                       Chairman and Trustee of the Northstar
                                                                       affiliated investment companies
                                                                       (1993 -- 2001); and Director, Northstar
                                                                       Investment Management Corporation and
                                                                       its affiliates (1993 -- 1999).

                                   NUMBER OF
                                  PORTFOLIOS
                                    IN FUND
                                    COMPLEX
                                  OVERSEEN BY             OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUSTEE                 HELD BY TRUSTEE
---------------------             -----------             -------------------
John G. Turner(5)                     118       Director, Hormel Foods Corporation
7337 E. Doubletree Ranch Rd.                    (March 2000 -- Present); Shopko Stores,
Scottsdale, AZ 85258                            Inc. (August 1999 -- Present); and M.A.
Born: 1939                                      Mortenson Company (March
                                                2002 -- Present); Conseco, Inc.
                                                (September 2003 -- Present).

------------------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Valuation and Proxy Voting Committee (formerly the Valuation Committee) member.

(3) Audit Committee member.

(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

--------------------------------------------------------------------------------

                                                                TERM OF OFFICE
                                     POSITION(S) HELD            AND LENGTH OF                PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                 WITH THE TRUST            TIME SERVED(1)               DURING THE PAST FIVE YEARS
---------------------                ----------------           --------------               --------------------------

James M. Hennessy                 President and Chief       February                  President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.      Executive Officer         2001 -- present           ING Investments, LLC (December
Scottsdale, AZ 85258                                                                  2001 -- Present). Formerly, Senior
Born: 1949                        Chief Operating Officer                             Executive Vice President and Chief
                                                            July 2000 -- present      Operating Officer, ING Investments, LLC
                                                                                      (April 1995 -- December 2000); and
                                                                                      Executive Vice President, ING
                                                                                      Investments, LLC (May 1998 -- June
                                                                                      2000).

Michael J. Roland                 Executive Vice            February                  Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.      President, Assistant      2002 -- present           Financial Officer and Treasurer, ING
Scottsdale, AZ 85258              Secretary                                           Investments, LLC (December
Born: 1958                                                                            2001 -- Present). Formerly, Senior Vice
                                  Principal Financial                                 President, ING Investments, LLC (June
                                  Officer                   November 1999 --          1998 -- December 2001).
                                                            present

Stanley D. Vyner                  Executive Vice            February                  Executive Vice President, ING
7337 E. Doubletree Ranch Rd.      President                 2002 -- present           Investments, LLC and certain of its
Scottsdale, AZ 85258                                                                  affiliates (July 2000 -- Present) and
Born: 1950                                                                            Chief Investment Risk Officer (June
                                                                                      2003 -- Present); Formerly, Chief
                                                                                      Investment Officer for the International
                                                                                      Portfolios, ING Investments, LLC (July
                                                                                      1996 -- June 2003); and President and
                                                                                      Chief Executive Officer, ING
                                                                                      Investments, LLC (August 1996 -- August
                                                                                      2000).

Robert S. Naka                    Senior Vice President     November 1999 --          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.      and Assistant Secretary   present                   Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258                                                                  (October 2001 -- Present). Formerly,
Born: 1963                                                                            Senior Vice President and Assistant
                                                                                      Secretary, ING Funds Services, LLC
                                                                                      (February 1997 -- August 1999).

Kimberly A. Anderson              Senior Vice President     November 2003 --          Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                present                   LLC (October 2003 -- Present). Formerly,
Scottsdale, AZ 85258                                                                  Vice President and Assistant Secretary,
Born: 1964                                                                            ING Investments, LLC (October 2001 --
                                                                                      October 2003); Assistant Vice President,
                                                                                      ING Funds Services, LLC (November
                                                                                      1999 -- January 2001); and has held
                                                                                      various other positions with ING Funds
                                                                                      Services, LLC for more than the last
                                                                                      five years.

Huey P. Falgout, Jr.              Secretary                 August 2003 -- present    Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                          Services (September 2003 -- Present).
Scottsdale, AZ 85258                                                                  Formerly, Counsel, ING U.S. Financial
Born: 1963                                                                            Services (November 2002 -- September
                                                                                      2003); and Associate General Counsel of
                                                                                      AIG American General (January
                                                                                      1999 -- November 2002).

Robyn L. Ichilov                  Vice President and        November 1999 --          Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.      Treasurer                 present                   (October 2001 -- Present) and ING
Scottsdale, AZ 85258                                                                  Investments, LLC(2) (August
Born: 1967                                                                            1997 -- Present).

--------------------------------------------------------------------------------

                                                                TERM OF OFFICE
                                     POSITION(S) HELD            AND LENGTH OF                PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                 WITH THE TRUST            TIME SERVED(1)               DURING THE PAST FIVE YEARS
---------------------                ----------------           --------------               --------------------------
Lauren D. Bensinger               Vice President            February                  Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                2003 -- present           Officer, ING Funds Distributor, LLC
Scottsdale, AZ 85258                                                                  (July 1995 -- Present); Vice President
Born: 1954                                                                            (February 1996 -- Present) and Chief
                                                                                      Compliance Officer (October
                                                                                      2001 -- Present), ING Investments, LLC.

Todd Modic                        Vice President            August 2003 -- present    Vice President of Financial
7337 E. Doubletree Ranch Rd.                                                          Reporting -- Fund Accounting of ING
Scottsdale, AZ 85258                                                                  Funds Services, LLC (September
Born: 1967                                                                            2002 -- Present). Formerly, Director of
                                                                                      Financial Reporting, ING Investments,
                                                                                      LLC (March 2001 -- September 2002);
                                                                                      Director of Financial Reporting, Axient
                                                                                      Communications, Inc. (May
                                                                                      2000 -- January 2001); and Director of
                                                                                      Finance, Rural/Metro Corporation (March
                                                                                      1995 -- May 2000).

Theresa Kelety                    Assistant Secretary       August 2003 -- present    Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                          (April 2003 -- Present). Formerly,
Scottsdale, AZ 85258                                                                  Senior Associate with Shearman &
Born: 1963                                                                            Sterling (February 2000 -- April 2003);
                                                                                      and Associate with Sutherland Asbill &
                                                                                      Brennan (1996 -- February 2000).

Susan P. Kinens                   Assistant Vice            February                  Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.      President and Assistant   2003 -- present           Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258              Secretary                                           (December 2002 -- Present); and has held
Born: 1976                                                                            various other positions with ING Funds
                                                                                      Services, LLC for more than the last
                                                                                      five years.

Maria M. Anderson                 Assistant Vice            August 2001 -- present    Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.      President                                           Services, LLC (October 2001 -- Present).
Scottsdale, AZ 85258                                                                  Formerly, Manager of Fund Accounting and
Born: 1958                                                                            Fund Compliance, ING Investments, LLC
                                                                                      (September 1999 -- November 2001); and
                                                                                      Section Manager of Fund Accounting,
                                                                                      Stein Roe Mutual Funds (July
                                                                                      1998 -- August 1999).

------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

        INVESTMENT MANAGER
        ING Investments, LLC
        7337 E. Doubletree Ranch Road
        Scottsdale, Arizona 85258

        ADMINISTRATOR
        ING Funds Services, LLC
        7337 E. Doubletree Ranch Road
        Scottsdale, Arizona 85258

        DISTRIBUTOR
        ING Funds Distributor, LLC
        7337 E. Doubletree Ranch Road
        Scottsdale, Arizona 85258
        1-800-334-3444

        TRANSFER AGENT
        DST Systems, Inc.
        P.O. Box 219368
        Kansas City, Missouri 64141

        CUSTODIAN
        The Bank of New York
        100 Colonial Center Parkway, Suite 300
        Lake Mary, FL 32746

        LEGAL COUNSEL
        Dechert LLP
        30 Rockefeller Plaza
        New York, NY 10112

        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
        KPMG LLP
        99 High Street
        Boston, MA 02110

        BEFORE INVESTING, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. THIS AND OTHER INFORMATION IS CONTAINED IN THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. OBTAIN THESE PROSPECTUSES FROM YOUR AGENT/REGISTERED REPRESENTATIVE AND READ THEM CAREFULLY BEFORE INVESTING. THE PORTFOLIOS' PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE PORTFOLIOS' WEBSITE AT WWW.INGFUNDS.COM AND ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

                                                     ---------------------------
                                                              PRESORTED
                                                               STANDARD
         [ING FUNDS LOGO]                                    U.S. POSTAGE
                                                                 PAID
                                                              BOSTON MA
                                                           PERMIT NO. 57842
                                                     ---------------------------

                                  VPSAR-GCORE       (0604-081804)

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 11(a)(1), Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that David Putnam is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Putnam is "independent" for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee ("Committee") for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board. The Committee currently consists of four Trustees of the Board, none of whom are considered "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(3)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By: /s/ James M. Hennessy
   ------------------------------------
      James M. Hennessy
      President and Chief Executive Officer

Date: August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James M. Hennessy
   ---------------------------------------
      James M. Hennessy
      President and Chief Executive Officer

Date: August 30, 2004

By: /s/ Michael J. Roland
   ------------------------------------------
      Michael J. Roland
      Executive Vice President and Chief Financial Officer

Date: August 30, 2004